UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Asset Allocation Fund II

		Shares	Value ($)*
Common Stocks — 60.0%
CONSUMER DISCRETIONARY — 6.0%
Automobiles — 0.1%
	Ford Motor Co. (a)	13,200	132,000
Automobiles Total			132,000
Hotels, Restaurants & Leisure — 0.6%
	Carnival Corp. (a)	3,000	95,070
	Chipotle Mexican Grill, Inc., Class A (a)	300	26,448
	McDonald’s Corp.	6,300	393,372
	Starbucks Corp. (a)	4,300	99,158
Hotels, Restaurants & Leisure Total			614,048
Household Durables — 0.6%
	Garmin Ltd.	10,800	331,560
	Leggett & Platt, Inc.	10,500	214,200
	Whirlpool Corp.	400	32,264
Household Durables Total			578,024
Internet & Catalog Retail — 0.2%
	Amazon.com, Inc. (a)	800	107,616
	NetFlix, Inc. (a)	300	16,542
	priceline.com, Inc. (a)	200	43,700
Internet & Catalog Retail Total			167,858
Leisure Equipment & Products — 0.0%
	Mattel, Inc.	1,200	23,976
Leisure Equipment & Products Total			23,976
Media — 1.6%
	CBS Corp., Class B	6,100	85,705
	Comcast Corp., Class A	21,300	359,118
	DIRECTV, Class A (a)	13,300	443,555
	DISH Network Corp., Class A (a)	2,200	45,694
	Time Warner, Inc.	1,300	37,882
	Viacom, Inc., Class B (a)	7,900	234,867
	Walt Disney Co.	10,800	348,300
Media Total			1,555,121
Multiline Retail — 0.8%
	Kohl’s Corp. (a)	1,600	86,288
	Nordstrom, Inc.	6,000	225,480
	Sears Holdings Corp. (a)	300	25,035
	Target Corp.	8,000	386,960
Multiline Retail Total			723,763
Specialty Retail — 1.7%
	Bed Bath & Beyond, Inc. (a)	500	19,315
	Chico’s FAS, Inc. (a)	7,600	106,780

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Gap, Inc.	19,600	410,620
	Guess ?, Inc.	3,000	126,900
	Home Depot, Inc.	13,200	381,876
	Limited Brands, Inc.	1,400	26,936
	Lowe’s Companies, Inc.	2,700	63,153
	Ross Stores, Inc.	3,400	145,214
	Sherwin-Williams Co.	200	12,330
	Tiffany & Co.	700	30,100
	TJX Companies, Inc.	8,400	307,020
Specialty Retail Total			1,630,244
Textiles, Apparel & Luxury Goods — 0.4%
	Coach, Inc.	1,700	62,101
	Polo Ralph Lauren Corp.	4,200	340,116
	V.F. Corp.	100	7,324
Textiles, Apparel & Luxury Goods Total			409,541
CONSUMER DISCRETIONARY TOTAL			5,834,575
CONSUMER STAPLES — 6.3%
Beverages — 1.2%
	Brown-Forman Corp., Class B	600	32,142
	Coca-Cola Co.	10,700	609,900
	PepsiCo, Inc.	9,200	559,360
Beverages Total			1,201,402
Food & Staples Retailing — 0.7%
	Safeway, Inc.	2,300	48,967
	Sysco Corp.	4,800	134,112
	Wal-Mart Stores, Inc.	6,900	368,805
	Walgreen Co.	4,300	157,896
Food & Staples Retailing Total			709,780
Food Products — 1.0%
	Campbell Soup Co.	4,400	148,720
	Del Monte Foods Co.	9,500	107,730
	General Mills, Inc.	3,000	212,430
	H.J. Heinz Co.	400	17,104
	Kellogg Co.	2,300	122,360
	Kraft Foods, Inc., Class A	6,400	173,952
	Sara Lee Corp.	13,400	163,212
Food Products Total			945,508
Household Products — 1.5%
	Colgate-Palmolive Co.	2,600	213,590
	Kimberly-Clark Corp.	5,600	356,776

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Procter & Gamble Co.	14,600	885,198
Household Products Total			1,455,564
Personal Products — 0.5%
	Este’e Lauder Companies, Inc., Class A	4,400	212,784
	Herbalife Ltd.	3,800	154,166
	Mead Johnson Nutrition Co., Class A	3,300	144,210
Personal Products Total			511,160
Tobacco — 1.4%
	Altria Group, Inc.	12,100	237,523
	Lorillard, Inc.	3,000	240,690
	Philip Morris International, Inc.	16,800	809,592
	Reynolds American, Inc.	900	47,673
Tobacco Total			1,335,478
CONSUMER STAPLES TOTAL			6,158,892
ENERGY — 6.8%
Energy Equipment & Services — 0.4%
	Exterran Holdings, Inc. (a)	300	6,435
	National-Oilwell Varco, Inc.	2,200	96,998
	Oil States International, Inc. (a)	1,400	55,006
	Patterson-UTI Energy, Inc.	800	12,280
	Rowan Companies, Inc. (a)	2,500	56,600
	Smith International, Inc.	4,900	133,133
	Superior Energy Services, Inc. (a)	3,000	72,870
Energy Equipment & Services Total			433,322
Oil, Gas & Consumable Fuels — 6.4%
	Alpha Natural Resources, Inc. (a)	9,600	416,448
	Anadarko Petroleum Corp.	3,500	218,470
	Apache Corp.	6,300	649,971
	Arch Coal, Inc.	900	20,025
	Chevron Corp.	13,200	1,016,268
	ConocoPhillips	9,400	480,058
	CONSOL Energy, Inc.	7,300	363,540
	Devon Energy Corp.	100	7,350
	EOG Resources, Inc.	1,300	126,490
	Exxon Mobil Corp.	20,200	1,377,438
	Marathon Oil Corp.	3,800	118,636
	Massey Energy Co.	1,000	42,010
	Murphy Oil Corp.	1,000	54,200
	Noble Energy, Inc.	200	14,244
	Occidental Petroleum Corp.	700	56,945
	Peabody Energy Corp.	7,300	330,033

3

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Pioneer Natural Resources Co.	500	24,085
	Sunoco, Inc.	3,800	99,180
	Tesoro Corp.	9,000	121,950
	Valero Energy Corp.	2,900	48,575
	Whiting Petroleum Corp. (a)	1,000	71,450
	XTO Energy, Inc.	11,600	539,748
Oil, Gas & Consumable Fuels Total			6,197,114
ENERGY TOTAL			6,630,436
FINANCIALS — 8.7%
Capital Markets — 1.6%
	Ameriprise Financial, Inc.	3,100	120,342
	Bank of New York Mellon Corp.	400	11,188
	Federated Investors, Inc., Class B	500	13,750
	Franklin Resources, Inc.	800	84,280
	Goldman Sachs Group, Inc.	3,600	607,824
	Jefferies Group, Inc. (a)	600	14,238
	Morgan Stanley	11,400	337,440
	Raymond James Financial, Inc.	1,700	40,409
	State Street Corp.	1,000	43,540
	T. Rowe Price Group, Inc.	4,900	260,925
	TD Ameritrade Holding Corp. (a)	1,900	36,822
Capital Markets Total			1,570,758
Commercial Banks — 0.9%
	BB&T Corp.	300	7,611
	Comerica, Inc.	800	23,656
	Fifth Third Bancorp.	1,900	18,525
	Fulton Financial Corp.	2,500	21,800
	PNC Financial Services Group, Inc.	2,800	147,812
	U.S. Bancorp	4,000	90,040
	Wells Fargo & Co.	21,700	585,683
Commercial Banks Total			895,127
Consumer Finance — 1.0%
	American Express Co.	5,400	218,808
	AmeriCredit Corp. (a)	4,300	81,872
	Capital One Financial Corp.	2,400	92,016
	Discover Financial Services	25,300	372,163
	SLM Corp. (a)	14,400	162,288
Consumer Finance Total			927,147
Diversified Financial Services — 1.5%
	Citigroup, Inc.	98,600	326,366

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	CME Group, Inc.	600	201,570
	JPMorgan Chase & Co.	23,400	975,078
Diversified Financial Services Total			1,503,014
Insurance — 2.0%
	AFLAC, Inc.	2,500	115,625
	Allied World Assurance Holdings Ltd.	6,300	290,241
	Axis Capital Holdings Ltd.	6,600	187,506
	Chubb Corp.	1,100	54,098
	Endurance Specialty Holdings Ltd.	200	7,446
	Genworth Financial, Inc., Class A (a)	4,400	49,940
	Hartford Financial Services Group, Inc.	1,700	39,542
	Loews Corp.	2,400	87,240
	MetLife, Inc.	3,100	109,585
	PartnerRe Ltd.	2,200	164,252
	Prudential Financial, Inc.	5,600	278,656
	Reinsurance Group of America, Inc.	8,100	385,965
	Travelers Companies, Inc.	2,900	144,594
	Unum Group	200	3,904
Insurance Total			1,918,594
Real Estate Investment Trusts (REITs) — 1.4%
	Annaly Capital Management, Inc.	8,700	150,945
	Chimera Investment Corp.	20,100	77,988
	Hospitality Properties Trust	600	14,226
	Host Hotels & Resorts, Inc. (a)	10,600	123,702
	HRPT Properties Trust	60,400	390,788
	Macerich Co.	500	17,975
	Public Storage	700	57,015
	Simon Property Group, Inc.	4,419	352,636
	Ventas, Inc.	3,800	166,212
Real Estate Investment Trusts (REITs) Total			1,351,487
Thrifts & Mortgage Finance — 0.3%
	Hudson City Bancorp, Inc.	20,700	284,211
Thrifts & Mortgage Finance Total			284,211
FINANCIALS TOTAL			8,450,338
HEALTH CARE — 7.6%
Biotechnology — 0.6%
	Amgen, Inc. (a)	7,100	401,647
	Gilead Sciences, Inc. (a)	3,900	168,792
Biotechnology Total			570,439
Health Care Equipment & Supplies — 0.8%
	Baxter International, Inc.	2,700	158,436

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Hospira, Inc. (a)	3,400	173,400
	Kinetic Concepts, Inc. (a)	3,500	131,775
	Medtronic, Inc.	5,900	259,482
	Zimmer Holdings, Inc. (a)	1,100	65,021
Health Care Equipment & Supplies Total			788,114
Health Care Providers & Services — 2.4%
	AmerisourceBergen Corp.	3,400	88,638
	Cardinal Health, Inc.	1,900	61,256
	Community Health Systems, Inc. (a)	800	28,480
	Coventry Health Care, Inc. (a)	800	19,432
	Humana, Inc. (a)	2,300	100,947
	Lincare Holdings, Inc. (a)	6,600	244,992
	McKesson Corp.	7,200	450,000
	Medco Health Solutions, Inc. (a)	9,200	587,972
	Quest Diagnostics, Inc.	900	54,342
	Tenet Healthcare Corp. (a)	200	1,078
	UnitedHealth Group, Inc.	13,200	402,336
	Universal Health Services, Inc., Class B	3,400	103,700
	WellPoint, Inc. (a)	2,600	151,554
Health Care Providers & Services Total			2,294,727
Health Care Technology — 0.0%
	IMS Health, Inc.	900	18,954
Health Care Technology Total			18,954
Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc. (a)	2,500	119,225
Life Sciences Tools & Services Total			119,225
Pharmaceuticals — 3.7%
	Abbott Laboratories	9,500	512,905
	Bristol-Myers Squibb Co.	10,500	265,125
	Eli Lilly & Co.	5,600	199,976
	Forest Laboratories, Inc. (a)	3,300	105,963
	Johnson & Johnson	16,200	1,043,442
	Merck & Co., Inc.	15,900	580,986
	Mylan, Inc. (a)	3,900	71,877

6

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Pfizer, Inc.	42,200	767,618
Pharmaceuticals Total			3,547,892
HEALTH CARE TOTAL			7,339,351
INDUSTRIALS — 6.2%
Aerospace & Defense — 1.7%
	General Dynamics Corp.	2,000	136,340
	Goodrich Corp.	1,200	77,100
	Honeywell International, Inc.	2,700	105,840
	ITT Corp.	2,500	124,350
	Lockheed Martin Corp.	2,400	180,840
	Raytheon Co.	9,900	510,048
	United Technologies Corp.	7,600	527,516
Aerospace & Defense Total			1,662,034
Air Freight & Logistics — 0.2%
	United Parcel Service, Inc., Class B	3,900	223,743
Air Freight & Logistics Total			223,743
Commercial Services & Supplies — 0.3%
	R.R. Donnelley & Sons Co.	6,700	149,209
	Waste Management, Inc.	4,600	155,526
Commercial Services & Supplies Total			304,735
Electrical Equipment — 0.9%
	Emerson Electric Co.	12,600	536,760
	Hubbell, Inc., Class B	2,200	104,060
	Rockwell Automation, Inc.	700	32,886
	Thomas & Betts Corp. (a)	4,700	168,213
Electrical Equipment Total			841,919
Industrial Conglomerates — 1.2%
	3M Co.	3,700	305,879
	Carlisle Companies, Inc.	1,600	54,816
	General Electric Co.	54,600	826,098
Industrial Conglomerates Total			1,186,793
Machinery — 1.5%
	Caterpillar, Inc.	1,900	108,281
	Danaher Corp.	800	60,160
	Dover Corp.	4,700	195,567
	Eaton Corp.	900	57,258
	Flowserve Corp.	500	47,265
	Harsco Corp.	4,200	135,366
	Illinois Tool Works, Inc.	5,400	259,146
	Joy Global, Inc.	5,400	278,586
	Parker Hannifin Corp.	2,800	150,864

7

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Stanley Works	2,700	139,077
Machinery Total			1,431,570
Professional Services — 0.0%
	Dun & Bradstreet Corp.	200	16,874
Professional Services Total			16,874
Road & Rail — 0.2%
	CSX Corp.	1,800	87,282
	Ryder System, Inc.	2,700	111,159
Road & Rail Total			198,441
Trading Companies & Distributors — 0.2%
	W.W. Grainger, Inc.	1,500	145,245
Trading Companies & Distributors Total			145,245
INDUSTRIALS TOTAL			6,011,354
INFORMATION TECHNOLOGY — 11.6%
Communications Equipment — 0.9%
	Cisco Systems, Inc. (a)	37,100	888,174
	QUALCOMM, Inc.	700	32,382
Communications Equipment Total			920,556
Computers & Peripherals — 4.4%
	Apple, Inc. (a)	5,100	1,075,386
	Dell, Inc. (a)	11,900	170,884
	EMC Corp. (a)	20,400	356,388
	Hewlett-Packard Co.	21,400	1,102,314
	International Business Machines Corp.	8,900	1,165,010
	QLogic Corp. (a)	500	9,435
	Teradata Corp. (a)	10,900	342,587
	Western Digital Corp. (a)	1,200	52,980
Computers & Peripherals Total			4,274,984
Electronic Equipment, Instruments & Components — 0.1%
	Amphenol Corp., Class A	900	41,562
	Tech Data Corp. (a)	300	13,998
Electronic Equipment, Instruments & Components Total			55,560
Internet Software & Services — 1.0%
	AOL, Inc. (a)	118	2,747
	eBay, Inc. (a)	11,600	273,064
	Google, Inc., Class A (a)	1,100	681,978
Internet Software & Services Total			957,789
IT Services — 1.2%
	Amdocs Ltd. (a)	3,400	97,002

8

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Broadridge Financial Solutions, Inc.	4,800	108,288
	Cognizant Technology Solutions Corp., Class A (a)	3,900	176,670
	Computer Sciences Corp. (a)	7,900	454,487
	Global Payments, Inc.	3,500	188,510
	Hewitt Associates, Inc., Class A (a)	400	16,904
	Western Union Co.	9,800	184,730
IT Services Total			1,226,591
Office Electronics — 0.1%
	Xerox Corp.	9,300	78,678
Office Electronics Total			78,678
Semiconductors & Semiconductor Equipment — 1.4%
	Intel Corp.	39,200	799,680
	Texas Instruments, Inc.	23,400	609,804
Semiconductors & Semiconductor Equipment Total			1,409,484
Software — 2.5%
	Adobe Systems, Inc. (a)	4,800	176,544
	BMC Software, Inc. (a)	1,000	40,100
	CA, Inc.	136	3,055
	FactSet Research Systems, Inc.	900	59,283
	Microsoft Corp.	51,400	1,567,186
	Oracle Corp.	19,400	476,076
	Sybase, Inc. (a)	100	4,340
	VMware, Inc., Class A (a)	1,600	67,808
Software Total			2,394,392
INFORMATION TECHNOLOGY TOTAL			11,318,034
MATERIALS — 2.4%
Chemicals — 1.7%
	Ashland, Inc.	8,500	336,770
	Cabot Corp.	9,400	246,562
	Dow Chemical Co.	2,400	66,312
	Eastman Chemical Co.	7,600	457,824
	Lubrizol Corp.	4,000	291,800
	PPG Industries, Inc.	4,500	263,430
Chemicals Total			1,662,698
Containers & Packaging — 0.1%
	Temple-Inland, Inc.	2,800	59,108
Containers & Packaging Total			59,108
Metals & Mining — 0.1%
	Cliffs Natural Resources, Inc.	1,600	73,744

9

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	Reliance Steel & Aluminum Co.	1,300	56,186
Metals & Mining Total			129,930
Paper & Forest Products — 0.5%
	International Paper Co.	18,800	503,464
Paper & Forest Products Total			503,464
MATERIALS TOTAL			2,355,200
TELECOMMUNICATION SERVICES — 1.9%
Diversified Telecommunication Services — 1.7%
	AT&T, Inc.	29,700	832,491
	Qwest Communications International, Inc.	57,600	242,496
	Verizon Communications, Inc.	18,800	622,844
Diversified Telecommunication Services Total			1,697,831
Wireless Telecommunication Services — 0.2%
	Sprint Nextel Corp. (a)	40,200	147,132
Wireless Telecommunication Services Total			147,132
TELECOMMUNICATION SERVICES TOTAL			1,844,963
UTILITIES — 2.5%
Electric Utilities — 0.9%
	DPL, Inc.	6,300	173,880
	Edison International	1,700	59,126
	Entergy Corp.	2,000	163,680
	Exelon Corp.	7,400	361,638
	FirstEnergy Corp.	2,300	106,835
	Pinnacle West Capital Corp.	500	18,290
Electric Utilities Total			883,449
Gas Utilities — 0.5%
	Energen Corp.	400	18,720
	Questar Corp.	9,400	390,758
	UGI Corp.	500	12,095
Gas Utilities Total			421,573
Independent Power Producers & Energy Traders — 0.5%
	AES Corp. (a)	35,300	469,843
	Mirant Corp. (a)	800	12,216
Independent Power Producers & Energy Traders Total			482,059
Multi-Utilities — 0.6%
	MDU Resources Group, Inc.	3,900	92,040
	NiSource, Inc.	3,900	59,982

10

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	Public Service Enterprise Group, Inc.	13,800	458,850
Multi-Utilities Total			610,872
UTILITIES TOTAL			2,397,953

	Total Common Stocks (cost of $45,216,375)		58,341,096

		Par ($)
Mortgage-Backed Securities — 10.9%
Federal Home Loan Mortgage Corp.
	4.500% 12/01/39	600,000	599,125
	4.500% 01/01/40	760,000	758,892
	5.000% 05/01/39	268,935	276,051
	5.000% 07/01/39	714,662	733,571
	5.500% 01/01/21	99,492	105,909
	5.500% 07/01/21	78,379	83,189
	5.500% 09/01/37	314,035	329,328
	6.000% 12/01/37	954,395	1,013,746
	6.500% 07/01/29	112,565	121,852
	6.500% 10/01/37	306,872	328,767
	6.500% 03/01/38	315,693	338,218
	8.000% 09/01/25	29,680	34,043
Federal National Mortgage Association
	3.199% 08/01/36 (01/01/10) (b)(c)	22,117	22,683
	4.000% 01/01/25	760,000	765,545
	5.000% 10/01/20	241,330	253,653
	5.500% 04/01/36	124,593	130,661
	5.500% 11/01/36	264,601	277,486
	5.500% 02/01/37	250,884	262,906
	5.500% 05/01/37	29,413	30,822
	5.500% 06/01/37	769,726	806,609
	5.500% 09/01/38	463,117	485,308
	6.000% 04/01/36	130,399	138,508
	6.000% 06/01/36	249,027	264,514
	6.000% 10/01/36	485,408	515,594
	6.000% 11/01/36	14,458	15,357
	6.500% 09/01/34	8,973	9,660
	6.500% 01/01/37	3,562	3,823
	7.500% 10/01/11	13,204	13,822
	8.500% 08/01/11	6,895	7,062
	10.000% 09/01/18	37,798	42,474
Government National Mortgage Association
	4.500% 04/15/39	594,251	595,700

11

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.000% 04/15/39	1,146,012	1,180,710
	5.500% 02/15/37	75,282	79,002
	7.500% 12/15/23	17,367	19,535

	Total Mortgage-Backed Securities (cost of $10,399,498)		10,644,125
Corporate Fixed-Income Bonds & Notes — 10.2%
BASIC MATERIALS — 0.5%
Chemicals — 0.1%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	85,000	91,566
Chemicals Total			91,566
Iron/Steel — 0.2%
ArcelorMittal USA, Inc.
	6.500% 04/15/14	100,000	106,729
Nucor Corp.
	5.850% 06/01/18	100,000	107,759
Iron/Steel Total			214,488
Metals & Mining — 0.2%
Vale Overseas Ltd.
	6.250% 01/23/17	125,000	130,390
Metals & Mining Total			130,390
BASIC MATERIALS TOTAL			436,444
COMMUNICATIONS — 1.2%
Media — 0.4%
Comcast Cable Holdings LLC
	9.875% 06/15/22	51,000	62,132
Comcast Corp.
	7.050% 03/15/33	100,000	109,183
News America, Inc.
	6.550% 03/15/33	125,000	128,029
Viacom, Inc.
	6.125% 10/05/17	60,000	64,714
Media Total			364,058
Telecommunication Services — 0.8%
AT&T, Inc.
	4.950% 01/15/13	150,000	160,032
British Telecommunications PLC
	5.150% 01/15/13	125,000	130,348
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	130,000	141,086

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	62,000	80,123
Telefonica Emisiones SAU
	0.609% 02/04/13 (02/04/10)(b)(c)	200,000	196,890
Vodafone Group PLC
	5.750% 03/15/16	100,000	107,560
Telecommunication Services Total			816,039
COMMUNICATIONS TOTAL			1,180,097
CONSUMER CYCLICAL — 0.3%
Retail — 0.3%
CVS Pass-Through Trust
	7.507% 01/10/32 (d)	155,000	162,361
Wal-Mart Stores, Inc.
	5.800% 02/15/18	100,000	110,975
Retail Total			273,336
CONSUMER CYCLICAL TOTAL			273,336
CONSUMER NON-CYCLICAL — 1.2%
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
	3.000% 10/15/12 (d)	125,000	125,586
Bottling Group LLC
	6.950% 03/15/14	150,000	172,591
Diageo Capital PLC
	5.750% 10/23/17	150,000	161,427
Miller Brewing Co.
	5.500% 08/15/13 (d)	120,000	127,769
Beverages Total			587,373
Food — 0.2%
Campbell Soup Co.
	4.500% 02/15/19	60,000	60,042
ConAgra Foods, Inc.
	5.875% 04/15/14	115,000	125,321
Food Total			185,363
Healthcare Services — 0.2%
Roche Holdings, Inc.
	6.000% 03/01/19 (d)	150,000	164,827
Healthcare Services Total			164,827
Pharmaceuticals — 0.2%
Express Scripts, Inc.
	5.250% 06/15/12	80,000	85,008

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Wyeth
	5.500% 02/01/14	150,000	163,421
Pharmaceuticals Total			248,429
CONSUMER NON-CYCLICAL TOTAL			1,185,992
ENERGY — 1.1%
Oil & Gas — 0.5%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	75,000	80,130
Chevron Corp.
	4.950% 03/03/19	125,000	131,671
Nexen, Inc.
	5.875% 03/10/35	150,000	141,609
Talisman Energy, Inc.
	6.250% 02/01/38	110,000	110,124
Oil & Gas Total			463,534
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	75,000	81,690
Weatherford International Ltd.
	5.150% 03/15/13	100,000	104,723
Oil & Gas Services Total			186,413
Pipelines — 0.4%
Enterprise Products Operating LLC
	4.600% 08/01/12	70,000	73,926
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	140,000	142,834
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	185,000	173,579
Pipelines Total			390,339
ENERGY TOTAL			1,040,286
FINANCIALS — 4.2%
Banks — 2.6%
ANZ National International Ltd.
	6.200% 07/19/13 (d)	100,000	107,654
Bank of New York Mellon Corp.
	5.125% 08/27/13	160,000	172,724
Barclays Bank PLC
	6.750% 05/22/19	175,000	195,201
Capital One Financial Corp.
	5.500% 06/01/15	125,000	130,927

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Citigroup, Inc.
	6.125% 05/15/18	215,000	216,163
Commonwealth Bank of Australia
	3.750% 10/15/14 (d)	190,000	190,462
Credit Suisse/New York NY
	6.000% 02/15/18	100,000	104,634
Deutsche Bank AG London
	4.875% 05/20/13	150,000	159,357
Goldman Sachs Group, Inc.
	5.350% 01/15/16	110,000	114,253
JPMorgan Chase & Co.
	6.000% 01/15/18	240,000	257,999
Keycorp
	6.500% 05/14/13	120,000	123,857
Merrill Lynch & Co., Inc.
	6.050% 08/15/12 (e)	200,000	214,246
Morgan Stanley
	6.625% 04/01/18	125,000	135,146
U.S. Bank N.A.
	6.300% 02/04/14	250,000	277,012
Wachovia Corp.
	4.875% 02/15/14	150,000	152,551
Banks Total			2,552,186
Diversified Financial Services — 0.4%
Ameriprise Financial, Inc.
	7.300% 06/28/19	100,000	111,206
General Electric Capital Corp.
	5.000% 01/08/16	225,000	227,568
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11 (f)(g)	150,000	31,125
Diversified Financial Services Total			369,899
Insurance — 0.9%
Chubb Corp.
	5.750% 05/15/18	50,000	53,083
CNA Financial Corp.
	5.850% 12/15/14	40,000	39,426
Lincoln National Corp.
	8.750% 07/01/19	115,000	131,399
MetLife, Inc.
	6.817% 08/15/18	150,000	167,063
Principal Life Income Funding Trusts
	5.300% 04/24/13	125,000	131,987

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Prudential Financial, Inc.
	6.100% 06/15/17	100,000	103,511
Transatlantic Holdings, Inc.
	8.000% 11/30/39	145,000	147,628
UnitedHealth Group, Inc.
	5.250% 03/15/11	115,000	119,164
Insurance Total			893,261
Real Estate Investment Trusts (REITs) — 0.3%
Duke Realty LP
	7.375% 02/15/15	115,000	121,277
ERP Operating LP
	5.200% 04/01/13	16,000	16,425
Simon Property Group LP
	5.750% 12/01/15	90,000	91,778
Real Estate Investment Trusts (REITs) Total			229,480
FINANCIALS TOTAL			4,044,826
INDUSTRIALS — 0.5%
Aerospace & Defense — 0.1%
United Technologies Corp.
	5.375% 12/15/17	120,000	127,878
Aerospace & Defense Total			127,878
Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	100,000	119,494
Tyco International Ltd./Tyco International Finance SA
	7.000% 12/15/19	45,000	50,840
Miscellaneous Manufacturing Total			170,334
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	75,000	79,671
Norfolk Southern Corp.
	5.750% 04/01/18	100,000	105,782
Transportation Total			185,453
INDUSTRIALS TOTAL			483,665
TECHNOLOGY — 0.2%
Networking Products — 0.1%
Cisco Systems, Inc.
	4.950% 02/15/19	125,000	128,126
Networking Products Total			128,126

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	100,000	109,810
Software Total			109,810
TECHNOLOGY TOTAL			237,936
UTILITIES — 1.0%
Electric — 0.8%
Commonwealth Edison Co.
	5.950% 08/15/16	75,000	80,299
Consolidated Edison Co. of New York
	5.850% 04/01/18	100,000	107,115
Dominion Resources, Inc.
	5.200% 08/15/19	115,000	116,793
Indiana Michigan Power Co.
	5.650% 12/01/15	100,000	104,617
NY State Electric & Gas Corp.
	5.750% 05/01/23	18,000	17,048
Pacific Gas & Electric Co.
	5.800% 03/01/37	100,000	101,351
Progress Energy, Inc.
	7.750% 03/01/31	100,000	117,576
Southern California Edison Co.
	5.000% 01/15/14	125,000	134,692
Electric Total			779,491
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	110,000	116,724
Sempra Energy
	6.500% 06/01/16	105,000	113,873
Gas Total			230,597
UTILITIES TOTAL			1,010,088

	Total Corporate Fixed-Income Bonds & Notes (cost of $9,574,127)		9,892,670
Government & Agency Obligations — 9.8%
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Province of Ontario
	5.450% 04/27/16	225,000	244,861
Province of Quebec
	4.625% 05/14/18	190,000	194,246

17

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
United Mexican States
	7.500% 04/08/33	151,000	173,273
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			612,380
U.S. GOVERNMENT AGENCIES — 1.1%
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10 (h)	45,000	45,933
	5.500% 08/23/17	460,000	513,407
Federal National Mortgage Association
	2.500% 05/15/14	475,000	474,068
U.S. GOVERNMENT AGENCIES TOTAL			1,033,408
U.S. GOVERNMENT OBLIGATIONS — 8.1%
U.S. Treasury Bond
	5.375% 02/15/31	2,126,000	2,349,230
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	583,759	605,513
U.S. Treasury Notes
	0.875% 05/31/11	635,000	635,769
	1.375% 10/15/12	1,650,000	1,640,719
	2.375% 10/31/14	2,660,000	2,631,112
U.S. GOVERNMENT OBLIGATIONS TOTAL			7,862,343

	Total Government & Agency Obligations (cost of $9,470,625)		9,508,131
Commercial Mortgage-Backed Securities — 4.5%
Bear Stearns Commercial Mortgage Securities
	5.456% 03/11/39 (01/01/10) (b)(c)	400,000	418,945
	5.694% 09/11/38 (01/01/10) (b)(c)	152,000	155,806
CS First Boston Mortgage Securities Corp.
	5.065% 08/15/38 (01/01/10) (b)(c)	300,000	304,193
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	150,000	152,302
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.529% 01/12/37	750,000	752,588
	4.659% 07/15/42	500,000	505,193
	5.201% 08/12/37 (01/01/10) (b)(c)	229,998	234,602
	5.440% 06/12/47	400,000	348,466
	5.447% 05/15/45	180,000	181,193
	5.447% 06/12/47	287,000	276,255
	5.506% 12/12/44 (01/01/10) (b)(c)	315,000	320,464

18

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
LB-UBS Commercial Mortgage Trust
	5.403% 02/15/40	320,000	306,956
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.480% 12/15/30 (01/01/10) (b)(c)	1,566,392	31,636
Morgan Stanley Capital I
	5.325% 12/15/43	380,000	378,676

	Total Commercial Mortgage-Backed Securities (cost of $4,360,910)		4,367,275
Collateralized Mortgage Obligations — 2.9%
AGENCY — 0.5%
Federal National Mortgage Association
	5.500% 08/25/17	206,130	218,487
	6.000% 04/25/17	168,337	180,457
	7.000% 01/25/21	18,157	20,019
Vendee Mortgage Trust
	I.O.:
	0.301% 03/15/29 (01/01/10) (b)(c)	6,145,862	42,774
	0.439% 03/15/28 (01/01/10) (b)(c)	4,330,522	45,482
AGENCY TOTAL			507,219
NON - AGENCY — 2.4%
Countrywide Alternative Loan Trust
	5.250% 03/25/35	585,239	466,271
	5.250% 08/25/35	73,919	62,187
	5.500% 10/25/35	880,482	719,925
Lehman Mortgage Trust
	6.500% 01/25/38	411,323	296,538
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	720,706	608,847
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	208,524	162,596
NON-AGENCY TOTAL			2,316,364

	Total Collateralized Mortgage Obligations (cost of $3,297,167)		2,823,583
Asset-Backed Securities — 1.0%
Capital Auto Receivables Asset Trust
	5.300% 05/15/14	400,000	421,539
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37 (01/01/10) (b)(c)	290,000	276,201

19

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
First Plus Home Loan Trust
	7.720% 05/10/24 (01/01/10)	6,281	5,971
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	295,274	303,865

	Total Asset-Backed Securities (cost of $1,007,034)		1,007,576
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due on 01/04/09 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 05/12/14, market value $553,438 (repurchase proceeds $541,000)	541,000	541,000

	Total Short-Term Obligation (cost of $541,000)		541,000

	Total Investments — 99.8% (cost of $83,866,736)(i)(j)		97,125,456

	Other Assets & Liabilities, Net — 0.2%		152,956

	Net Assets — 100.0%		97,278,412

20

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$58,341,096	$—	$—	$58,341,096
Total Mortgage-Backed Securities	—	10,644,125	—	10,644,125
Total Corporate Fixed-Income Bonds & Notes	—	9,892,670	—	9,892,670
Government & Agency Obligations
Foreign Government Obligations	—	612,380	—	612,380
U.S. Government Agencies	—	1,033,408	—	1,033,408
U.S. Government Obligations	7,862,343	—	—	7,862,343
Total Government & Agency Obligations	7,862,343	1,645,788	—	9,508,131
Total Commercial Mortgage-Backed Securities	—	4,367,275	—	4,367,275
Total Collateralized Mortgage Obligations	—	2,823,583	—	2,823,583
Total Asset-Backed Securities	—	1,007,576	—	1,007,576
Total Short-Term Obligation	—	541,000	—	541,000
Total Investments	66,203,439	30,922,017	—	97,125,456
Unrealized Appreciation on Futures Contracts	30,671	—	—	30,671
Total	$66,234,110	$30,922,017	$—	$97,156,127

(a)	Non-income producing security.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities, which are not illiquid, amounted to $878,659, which represents 0.9% of net assets.

(e)	Investments in affiliates during the nine months ended December 31, 2009:

Security name: Merrill Lynch & Co., Inc., 6.050% 08/15/12

	Par as of 03/31/09:		$200,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 12/31/09:		$200,000
	Net realized gain (loss):		$—
	Interest income earned:		$9,075
	Value at end of period:		$214,246

As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2009, the value of this security amounted to $31,125, which represents less than 0.1% of net assets.

(g)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued.  At December 31, 2009, the value of this security amounted to $31,125, which represents less than 0.1% of net assets.

(h)	A portion of this security with a market value of $35,726 is pledged as collateral for open futures contracts.
(i)	Cost for federal income tax purposes is $83,866,736.
(j)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$15,458,542	$(2,199,822)	$13,258,720

22

At December 31, 2009, the Fund held the following open long futures contracts:

Risk Exposure/Type

	Number of		Aggregate	Expiration	Unrealized
Interest Rate Risk	Contracts	Value	Face Value	Date	Appreciation

10-Year U.S. Treasury Notes	10	$1,154,531	$1,185,202	Mar-2010	$30,671

Acronym	Name
I.O.	Interest Only

23

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia California Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 94.0%
EDUCATION — 6.5%
Education — 6.5%
CA Educational Facilities Authority
	Pitzer College:
	Series 2005 A,
	5.000% 04/01/25	1,270,000	1,278,636
	Series 2009,
	5.000% 04/01/19	1,610,000	1,661,021
	Pomona College,
	Series 2009 A,
	5.000% 01/01/24	1,175,000	1,321,652
	University of Southern California,
	Series 2009,
	5.250% 10/01/24	3,000,000	3,549,210
CA Public Works Board
	California State University
	Series 2006 A,
	Insured: FGIC
	5.000% 10/01/16	1,000,000	1,038,790
	University of California:
	Series 2005 C,
	5.000% 04/01/16	1,000,000	1,094,660
	Series 2005 D,
	5.000% 05/01/15	1,000,000	1,114,600
CA State University
	Series 2009 A,
	5.250% 11/01/22	2,500,000	2,685,425
CA University of California
	Series 2009 O,
	5.000% 05/15/20	1,000,000	1,118,930
Education Total			14,862,924
EDUCATION TOTAL			14,862,924
HEALTH CARE — 8.2%
Continuing Care Retirement — 0.8%
CA Health Facilities Financing Authority
	Episcopal Senior Communities,
	Series 2010 B,
	5.100% 02/01/19 (a)	1,000,000	997,800
	Nevada Methodist Homes,
	Series 2006,
	Insured: CMI
	5.000% 07/01/26	1,000,000	931,850
Continuing Care Retirement Total			1,929,650
Hospitals — 7.4%
CA Health Facilities Financing Authority
	Catholic Healthcare West:
	Series 2009 A,
	6.000% 07/01/29	1,250,000	1,342,638
	Series 2009 E,
	5.625% 07/01/25	1,500,000	1,558,710

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	Children’s Hospital Orange Co.,
	Series 2009 A,
	6.000% 11/01/21	2,000,000	2,109,180
CA Loma Linda
	Loma Linda, University Medical Center,
	Series 2005,
	5.000% 12/01/18	1,000,000	946,190
CA Municipal Finance Authority
	Community Hospitals of Central California,
	Series 2013,
	5.000% 02/01/13	1,150,000	1,183,511
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 1997 B,
	Insured: NPFGC
	4.875% 07/01/22	1,500,000	1,440,945
CA Statewide Communities Development Authority
	Adventist Health System West,
	Series 2005 A,
	5.000% 03/01/17	1,000,000	1,024,150
	John Muir Health,
	Series 2006 A,
	5.000% 08/15/17	3,000,000	3,100,560
	Kaiser Permanente:
	Series 2004 E,
	3.875% 04/01/32 (04/01/10) (b)(c)	2,000,000	2,017,060
	Series 2009 A,
	5.000% 04/01/19	2,000,000	2,099,560
Hospitals Total			16,822,504
HEALTH CARE TOTAL			18,752,154
HOUSING — 0.4%
Single-Family — 0.4%
CA Department of Veteran Affairs
	Series 2006,
	4.500% 12/01/23	1,000,000	937,080
Single-Family Total			937,080
HOUSING TOTAL			937,080
INDUSTRIALS — 1.1%
Oil & Gas — 1.1%
CA M-S-R Energy Authority
	Series 2009,
	6.125% 11/01/29	2,000,000	2,044,940
CA Roseville Natural Gas Financing Authority
	Series 2007,
	5.000% 02/15/11	500,000	514,655

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Oil & Gas Total			2,539,595
INDUSTRIALS TOTAL			2,559,595
OTHER — 4.5%
Other — 2.5%
CA Infrastructure & Economic Development Bank
	California Science Center,
	Series 2006 B,
	Insured: FGIC:
	5.000% 05/01/22	1,360,000	1,363,781
	5.000% 05/01/23	1,240,000	1,232,758
	J. Paul Getty Trust,
	Series 2007 A-1,
	2.500% 10/01/47 (04/01/13) (b)(c)	1,950,000	1,999,725
CA Statewide Communities Development Authority
	The California Endowment,
	Series 2003,
	5.000% 07/01/13	1,000,000	1,124,000
Other Total			5,720,264
Refunded/Escrowed (d) — 1.0%
CA Department of Water Resources
	Series 2003 Y,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 12/01/10	15,000	15,645
CA Lucia Mar Unified School District
	Series 2004 A,
	Pre-refunded 08/01/14,
	Insured: FGIC
	5.250% 08/01/20	1,230,000	1,448,547
CA Orange County Water District
	Series 2003 B,
	Pre-refunded 08/15/13,
	Insured: NPFGC
	5.375% 08/15/17	650,000	751,062
Refunded/Escrowed Total			2,215,254
Tobacco — 1.0%
CA County Tobacco Securitization Agency
	Los Angeles County,
	Series 2006,
	(e) 06/01/21 (5.250% 12/01/10)	1,000,000	836,730

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
CA Golden State Tobacco Securitization Corp.
	Series 2005 A,
	Insured: AMBAC
	5.000% 06/01/14	1,250,000	1,368,975
Tobacco Total			2,205,705
OTHER TOTAL			10,141,223
RESOURCE RECOVERY — 1.7%
Resource Recovery — 1.7%
CA Los Angeles Sanitation Equipment
	Series 2005,
	Insured: FGIC
	5.000% 02/01/13	1,000,000	1,111,430
CA Los Angeles Solid Waste
	Series 2009 A,
	4.000% 02/01/17	2,445,000	2,635,881
Resource Recovery Total			3,747,311
RESOURCE RECOVERY TOTAL			3,747,311
TAX-BACKED — 38.2%
Local Appropriated — 8.1%
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: AGMC
	6.000% 09/01/11	1,000,000	1,075,600
CA City & County of San Francisco
	Series 2009 B,
	5.000% 04/01/24	1,495,000	1,532,734
CA County of Monterey
	Series 2009,
	Insured: AGO
	5.000% 08/01/17	1,000,000	1,080,300
CA County of San Diego
	Certifcates of Participation,
	Series 2001,
	Insured: AMBAC
	5.000% 11/01/11	1,000,000	1,069,690
CA Kings River Conservation District
	Series 2004,
	5.000% 05/01/14	3,135,000	3,244,537
CA Los Angeles Community Redevelopment Agency
	Series 2005,
	Insured: AMBAC
	5.000% 09/01/15	1,095,000	1,167,292
CA Los Angeles County Capital Asset Leasing Corp.
	Series 2002 B,
	Insured: AMBAC
	6.000% 12/01/12	1,000,000	1,107,600
CA Oakland Joint Powers Financing Authority
	Series 2008 B,
	Insured: AGO
	5.000% 08/01/22	2,000,000	2,084,660

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Pico Rivera Public Financing Authority
	Series 2009,
	5.250% 09/01/26	1,085,000	1,122,335
CA Richmond Joint Powers Financing Authority
	Series 2009,
	Insured: AGO
	5.000% 08/01/17	1,570,000	1,628,891
CA Sacramento City Financing Authority
	Series 2006,
	Insured: AMBAC
	5.250% 12/01/22	1,000,000	1,053,950
CA San Mateo County Joint Powers Financing Authority
	Series 2008 A,
	5.000% 07/15/20	435,000	465,289
CA Santa Clara County Financing Authority
	Series 1998 A,
	Insured: AMBAC
	4.500% 05/15/12	1,075,000	1,083,363
CA Vista
	Series 2007,
	Insured: NPFGC
	4.750% 05/01/21	750,000	765,787
Local Appropriated Total			18,482,028
Local General Obligations — 11.9%
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: AGMC
	5.500% 08/01/23	1,490,000	1,745,177
CA East Bay Municipal Utility District
	Series 2003 F,
	Insured: AMBAC
	5.000% 04/01/15	1,000,000	1,096,500
CA East Side Union High School District Santa Clara County
	Series 2006,
	Insured: AGMC
	5.250% 09/01/20	1,280,000	1,440,256
CA Foothill-De Anza Community College District
	Series 2002,
	Insured: FGIC
	5.000% 08/01/14	975,000	1,051,596
	Series 2005,
	Insured: FGIC
	5.250% 08/01/18	1,000,000	1,142,530
CA Long Beach Unified School District
	Series 2009 A,
	5.250% 08/01/21	1,750,000	1,948,450

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Los Angeles Unified School District
	Series 2006 G,
	Insured: AMBAC
	5.000% 07/01/20	1,000,000	1,058,210
CA Los Angeles
	Series 2004 A,
	Insured: NPFGC
	4.000% 09/01/13	1,000,000	1,089,190
CA Palomar Pomerado Health District
	Series 2007 A,
	Insured: NPFGC
	(f) 08/01/19	2,500,000	1,489,125
CA Pasadena Area Community College District
	Series 2006 C,
	Insured: AMBAC
	(f) 08/01/11	2,000,000	1,976,840
CA Rancho Santiago Community College District
	Series 2005,
	Insured: AGMC
	5.250% 09/01/19	1,000,000	1,139,170
CA Rescue Unified School District
	Series 2005,
	Insured: NPFGC
	(f) 09/01/26	1,100,000	377,806
CA San Mateo County Community College District
	Series 2006 A,
	Insured: NPFGC
	(f) 09/01/15	1,000,000	833,490
CA San Mateo Foster City School Facilities Financing Authority
	Series 2005,
	Insured: AGMC:
	4.000% 08/15/12	1,000,000	1,077,250
	5.500% 08/15/19	2,000,000	2,338,740
CA San Ramon Valley Unified School District
	Series 2004,
	Insured: AGMC
	5.250% 08/01/16	1,800,000	2,024,478
CA Santa Ana Unified School District
	Series 2008 A,
	(f) 08/01/20	3,250,000	1,786,102
CA Saugus Union School District
	Series 2006,
	Insured: NPFGC
	5.250% 08/01/21	1,000,000	1,129,110
CA Simi Valley School Financing Authority
	Series 2007,
	Insured: AGMC
	5.000% 08/01/18	1,045,000	1,182,073

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA South San Francisco School District
	Series 2006,
	Insured: NPFGC
	5.250% 09/15/20	1,000,000	1,143,160
Local General Obligations Total			27,069,253
Special Non-Property Tax — 2.9%
CA Napa County Flood Protection & Watershed Improvement Authority
	Series 2005,
	Insured: AMBAC
	4.500% 06/15/12	1,000,000	1,077,190
CA Orange County Local Transportation Authority
	Series 1992,
	Insured: AMBAC
	6.200% 02/14/11	1,150,000	1,186,386
CA Economic Recovery
	Series 2004 A,
	Insured: FGIC
	5.250% 07/01/14	1,000,000	1,119,070
	Series 2009 A,
	5.000% 07/01/18	3,000,000	3,217,740
Special Non-Property Tax Total			6,600,386
Special Property Tax — 4.6%
CA Culver City Redevelopment Finance Authority
	Series 1993,
	Insured: AMBAC
	5.500% 11/01/14	1,730,000	1,786,311
CA Indian Wells Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/01/14	450,000	483,813
CA Long Beach Bond Finance Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 11/01/19	1,070,000	1,133,248
CA Los Angeles Municipal Improvement Corp.
	Series 2002 G,
	Insured: NPFGC
	5.250% 09/01/13	1,500,000	1,667,550
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	3,060,000	3,104,676
CA Redwood City Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.250% 07/15/13	1,000,000	1,071,660

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA San Francisco City & County Redevelopment Agency
	Series 2009,
	5.000% 08/01/18	1,255,000	1,276,850
Special Property Tax Total			10,524,108
State Appropriated — 5.1%
CA Bay Area Infrastructure Financing Authority
	Series 2006:
	Insured: FGIC
	5.000% 08/01/17	2,000,000	2,062,480
	Insured: SYNC
	5.000% 08/01/17	2,000,000	2,049,160
CA Public Works Board
	Series 2005 A,
	5.000% 06/01/15	1,200,000	1,270,224
	Series 2006 A,
	5.000% 04/01/28	1,000,000	919,010
	Series 2009,
	5.000% 11/01/17	2,000,000	2,017,020
CA San Francisco Building Authority
	Series 2005 A,
	5.000% 12/01/12	3,000,000	3,201,780
State Appropriated Total			11,519,674
State General Obligations — 5.6%
CA State
	Series 2005,
	5.000% 06/01/11	2,000,000	2,109,180
	Series 2007:
	4.500% 08/01/26	1,000,000	910,150
	5.000% 08/01/18	3,750,000	3,920,588
	Series 2009,
	5.625% 04/01/26	2,000,000	2,063,100
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	1,036,010
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC
	5.000% 07/01/36 (07/01/12) (b)(c)	1,255,000	1,282,183
	Series 2007 A,
	Insured: FGIC
	5.500% 07/01/21	1,500,000	1,519,140
State General Obligations Total			12,840,351
TAX-BACKED TOTAL			87,035,800

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — 6.1%
Airports — 4.6%
CA County of Orange
	Series 2009 A,
	5.250% 07/01/25	1,500,000	1,586,190
CA Los Angeles Department of Airports
	Series 2009 A,
	5.250% 05/15/22	1,855,000	1,994,552
CA Sacramento County Airport Systems
	Series 2008 A,
	Insured: AGMC
	5.000% 07/01/23	1,000,000	1,062,570
CA San Francisco City & County Airports Commission
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/13	2,000,000	2,222,960
	Series 2008 34-D,
	Insured: AGO
	5.000% 05/01/18	500,000	546,110
	Series 2009 C,
	Insured: AGMC
	5.000% 05/01/18	1,825,000	2,001,532
CA San Jose Airport
	Series 2007,
	Insured: AMBAC
	5.000% 03/01/22	1,000,000	1,023,940
Airports Total			10,437,854
Ports — 1.0%
CA Los Angeles Harbor Department
	Series 2009 A,
	5.250% 08/01/23	2,000,000	2,218,660
Ports Total			2,218,660
Transportation — 0.5%
CA Department of Transportation
	Series 2004 A,
	Insured: FGIC,
	4.500% 02/01/13	1,000,000	1,099,880
Transportation Total			1,099,880
TRANSPORTATION TOTAL			13,756,394
UTILITIES — 27.3%
Independent Power Producers — 1.4%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/15	3,000,000	3,147,420
Independent Power Producers Total			3,147,420
Joint Power Authority — 6.4%
CA Infrastructure & Economic Development Bank
	California Independent System Operator Corp.,
	Series 2009 A,
	5.250% 02/01/22	1,900,000	1,973,473

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA M-S-R Public Power Agency
	Series 2008 L,
	Insured: AGMC
	5.000% 07/01/21	3,500,000	3,755,325
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	3,000,000	3,494,880
	Series 2005 A,
	Insured: AGMC
	5.000% 01/01/18	2,000,000	2,134,360
	Series 2008 A,
	5.000% 07/01/22	2,000,000	2,128,820
	Series 2008 B,
	6.000% 07/01/27	1,000,000	1,115,450
Joint Power Authority Total			14,602,308
Municipal Electric — 13.6%
CA Anaheim Public Financing Authority
	Series 1999,
	Insured: AMBAC
	5.000% 10/01/13	1,500,000	1,640,700
CA Department of Water Resources
	Series 2002 A,
	6.000% 05/01/13	2,375,000	2,650,619
	Series 2002 G 11,
	5.000% 05/01/18	2,000,000	2,214,680
	Series 2008,
	5.000% 05/01/17	1,000,000	1,115,680
CA Imperial Irrigation District
	Series 2008,
	5.250% 11/01/21	2,500,000	2,690,950
CA Los Angeles Department of Water & Power
	Series 2007 A Sub-Series A-1,
	Insured: AMBAC
	5.000% 07/01/19	1,000,000	1,102,360
	Series 2009,
	5.250% 07/01/23	2,000,000	2,232,820
CA Modesto Irrigation District
	Series 2001 A,
	Insured: AGMC
	5.250% 07/01/18	1,185,000	1,260,864
CA Northern California Power Agency
	Series 2008 1C,
	Insured: AGO
	5.000% 07/01/22	3,000,000	3,202,110
CA Northern California Transmission Agency
	Series 2009 A,
	5.000% 05/01/21	2,500,000	2,629,300

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA Riverside
	Series 2008 D,
	Insured: AGMC
	5.000% 10/01/23	1,000,000	1,063,280
CA Sacramento Municipal Utility District
	Series 2006,
	Insured: NPFGC
	5.000% 07/01/15	1,000,000	1,067,030
	Series 2008 U,
	Insured: AGMC
	5.000% 08/15/21	2,500,000	2,744,350
CA Tuolumne Wind Project Authority
	Series 2009 A,
	5.000% 01/01/22	1,000,000	1,044,200
CA Walnut Energy Center Authority
	Series 2004 A,
	Insured: AMBAC
	5.000% 01/01/16	2,055,000	2,179,368
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 AA,
	Insured: NPFGC
	6.250% 07/01/10	2,000,000	2,041,920
Municipal Electric Total			30,880,231
Water & Sewer — 5.9%
CA Clovis Public Financing Authority
	Series 2007,
	Insured: AMBAC
	5.000% 08/01/21	1,000,000	1,023,590
CA Fresno
	Series 2008 A,
	Insured: AGO
	5.000% 09/01/23	1,000,000	1,084,240
CA Kern County Water Agency Improvement District No. 004
	Series 2008 A,
	Insured: AGO
	5.000% 05/01/22	2,020,000	2,141,846
CA Los Angeles Waste Water System Authority
	Series 2009 A,
	5.750% 06/01/25	2,000,000	2,294,300
CA Rancho Water District Financing Authority
	Series 2001 A,
	Insured: AGMC
	5.500% 08/01/10	1,000,000	1,028,400
CA Sacramento County Sanitation District
	Series 2006,
	Insured: FGIC
	5.000% 12/01/17	1,000,000	1,114,500

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA Sacramento County Water Financing Authority
	Series 2007 A,
	Insured: FGIC
	5.000% 06/01/18	2,000,000	2,099,820
CA San Diego Public Facilities Financing Authority
	Series 2009 B,
	5.250% 05/15/25	1,500,000	1,613,685
CA San Francisco City & County Public Utilities Commission
	Series 2003 A,
	Insured: NPFGC
	5.000% 10/01/13	1,000,000	1,097,560
Water & Sewer Total			13,497,941
UTILITIES TOTAL			62,127,900

	Total Municipal Bonds (cost of $209,335,996)		213,920,381

		Shares
Municipal Preferred Stock — 0.7%
HOUSING — 0.7%
Multi-Family — 0.7%
Munimae Tax Exempt Bond Subsidiary LLC
	Series 2004 A-2,
	4.900% 06/30/49 (09/30/14) (b)(c)(g)	2,000,000	1,566,900
Multi-Family Total			1,566,900
HOUSING TOTAL			1,566,900

	Total Municipal Preferred Stock (cost of $2,000,000)		1,566,900
Investment Company — 4.7%
	Columbia California Tax-Exempt Reserves, Trust Class (7 day yield of 0.200%) (h)(i)	10,740,000	10,740,000

	Total Investment Company (cost of $10,740,000)		10,740,000

	Total Investments — 99.4% (cost of $222,075,996)(j)(k)		226,227,281

	Other Assets & Liabilities, Net — 0.6%		1,420,429

	Net Assets — 100.0%		227,647,710

12

Notes to Investment Portfolio:
* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$213,920,381	$—	$213,920,381
Total Municipal Preferred Stock	—	1,566,900	—	1,566,900
Total Investment Company	10,740,000	—	—	10,740,000
Total Investments	$10,740,000	$215,487,281	$—	$226,227,281

(a)	Security purchased on a delayed delivery basis.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(c)	Parenthetical date represents the next interest rate reset date for the security.
(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(f)	Zero coupon bond.

13

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, this security, which is not illiquid, amounted to $1,566,900, which represents 0.7% of net assets.

(h)		Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(i)		Investments in affiliates during the nine months ended December 31, 2009:

Security name: Columbia California Tax-Exempt Reserves, Trust Class (7 day yield of 0.200%)

Shares as of 03/31/09:		7,259,000
Shares purchased:		70,584,507
Shares sold:		(67,103,507)
Shares as of 12/31/09:		10,740,000
Net realized gain/loss:		$—
Dividend income earned:		$11,618
Value at end of period:		$10,740,000

(j)		Cost for federal income tax purposes is $222,075,996.
(k)		Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,447,932	$(2,296,647)	$4,151,285

Acronym	Name
AGO	Assured Guaranty Ltd.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
CMI	CA Mortgage Insurance
FGIC	Financial Guaranty Insurance Co.
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

14

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Corporate Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 91.3%
BASIC MATERIALS — 5.0%
Chemicals — 3.4%
Dow Chemical Co.
	5.900% 02/15/15	320,000	343,864
	8.550% 05/15/19	90,000	107,383
	9.400% 05/15/39	90,000	118,994
Lubrizol Corp.
	6.500% 10/01/34	200,000	204,449
Chemicals Total			774,690
Iron/Steel — 1.6%
ArcelorMittal
	7.000% 10/15/39	170,000	178,996
	9.850% 06/01/19	15,000	19,401
Nucor Corp.
	5.000% 06/01/13	145,000	153,715
Iron/Steel Total			352,112
BASIC MATERIALS TOTAL			1,126,802
COMMUNICATIONS — 8.5%
Media — 4.3%
Comcast Cable Holdings LLC
	9.875% 06/15/22	72,000	87,716
Comcast Corp.
	6.950% 08/15/37	135,000	147,135
DirecTV Holdings LLC
	6.375% 06/15/15	75,000	77,906
News America, Inc.
	6.400% 12/15/35	100,000	102,684
	6.550% 03/15/33	35,000	35,848
Rogers Cable, Inc.
	6.250% 06/15/13	6,000	6,573
Time Warner Cable, Inc.
	3.500% 02/01/15	185,000	182,770
	5.000% 02/01/20	104,000	100,852
	7.300% 07/01/38	145,000	160,750
Time Warner, Inc.
	6.500% 11/15/36	80,000	83,531
Media Total			985,765
Telecommunication Services — 4.2%
AT&T, Inc.
	5.625% 06/15/16	130,000	139,651
	6.550% 02/15/39	135,000	142,244

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
British Telecommunications PLC
	5.950% 01/15/18	80,000	81,308
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	240,000	260,467
Telefonica Emisiones SAU
	6.221% 07/03/17	100,000	110,221
	6.421% 06/20/16	190,000	210,887
Telecommunication Services Total			944,778
COMMUNICATIONS TOTAL			1,930,543
CONSUMER CYCLICAL — 2.4%
Airlines — 0.4%
Continental Airlines, Inc.
	7.461% 04/01/15	92,349	87,732
Airlines Total			87,732
Home Builders — 0.0%
D.R. Horton, Inc.
	5.625% 09/15/14	10,000	9,675
Home Builders Total			9,675
Retail — 2.0%
CVS Pass-Through Trust
	5.298% 01/11/27 (a)	111,621	102,951
	6.036% 12/10/28	190,254	180,045
McDonald’s Corp.
	5.700% 02/01/39	165,000	168,303
Retail Total			451,299
CONSUMER CYCLICAL TOTAL			548,706
CONSUMER NON-CYCLICAL — 9.2%
Beverages — 3.6%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (a)	725,000	822,267
Beverages Total			822,267
Food — 0.9%
Campbell Soup Co.
	4.500% 02/15/19	125,000	125,087
ConAgra Foods, Inc.
	7.000% 10/01/28	75,000	80,373
Food Total			205,460

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — 0.5%
WellPoint, Inc.
	7.000% 02/15/19	90,000	100,659
Healthcare Services Total			100,659
Household Products/Wares — 0.4%
Fortune Brands, Inc.
	5.125% 01/15/11	90,000	92,825
Household Products/Wares Total			92,825
Pharmaceuticals — 3.8%
Abbott Laboratories
	5.600% 05/15/11	395,000	418,950
Novartis Securities Investment Ltd.
	5.125% 02/10/19	185,000	194,347
Wyeth
	5.500% 02/01/14	225,000	245,132
Pharmaceuticals Total			858,429
CONSUMER NON-CYCLICAL TOTAL			2,079,640
ENERGY — 9.3%
Oil & Gas — 4.6%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	240,000	248,385
Devon Energy Corp.
	6.300% 01/15/19	70,000	77,942
Marathon Oil Corp.
	6.000% 07/01/12	25,000	26,996
	6.000% 10/01/17	160,000	169,248
Nexen, Inc.
	5.875% 03/10/35	160,000	151,050
	7.500% 07/30/39	45,000	51,590
Qatar Petroleum
	5.579% 05/30/11 (a)	30,006	30,830
Talisman Energy, Inc.
	5.850% 02/01/37	140,000	133,762
	7.750% 06/01/19	135,000	158,545
Oil & Gas Total			1,048,348
Oil & Gas Services — 0.9%
Smith International, Inc.
	9.750% 03/15/19	130,000	164,674
Weatherford International Ltd.
	5.150% 03/15/13	35,000	36,653
Oil & Gas Services Total			201,327

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 3.8%
Enbridge Energy Partners LP
	7.500% 04/15/38	80,000	91,066
ONEOK Partners LP
	6.850% 10/15/37	90,000	94,121
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	10,000	10,007
	6.500% 05/01/18	330,000	352,898
	8.750% 05/01/19	120,000	141,491
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	185,000	173,579
Pipelines Total			863,162
ENERGY TOTAL			2,112,837
FINANCIALS — 37.6%
Banks — 21.6%
Bank of New York Mellon Corp.
	5.450% 05/15/19	60,000	62,993
Barclays Bank PLC
	5.000% 09/22/16	135,000	137,945
Capital One Capital IV
	6.745% 02/17/37 (c)	475,000	394,250
Capital One Capital V
	10.250% 08/15/39	30,000	34,875
Capital One Financial Corp.
	7.375% 05/23/14	15,000	16,983
Chinatrust Commercial Bank
	5.625% 12/29/49 (03/01/15) (a)(b)(c)	45,000	37,860
Citigroup, Inc.
	6.010% 01/15/15	503,000	513,612
	6.375% 08/12/14	75,000	78,518
	8.500% 05/22/19	275,000	317,557
Comerica Bank
	5.200% 08/22/17	245,000	227,123
Deutsche Bank AG London
	4.875% 05/20/13	250,000	265,594
Fifth Third Bank
	4.200% 02/23/10	130,000	130,516
HSBC Holdings PLC
	6.800% 06/01/38	170,000	184,496
JPMorgan Chase & Co.
	6.300% 04/23/19	400,000	440,031

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
JPMorgan Chase Capital XX
	6.550% 09/29/36	60,000	54,990
KeyBank NA
	5.800% 07/01/14	250,000	243,329
Keycorp
	6.500% 05/14/13	240,000	247,713
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	67,000	65,986
Merrill Lynch & Co., Inc.
	6.050% 08/15/12 (d)	35,000	37,493
National City Corp.
	4.900% 01/15/15	15,000	15,324
	6.875% 05/15/19	175,000	185,238
Northern Trust Co.
	6.500% 08/15/18	180,000	200,521
Northern Trust Corp.
	5.500% 08/15/13	125,000	136,737
Regions Financial Corp.
	7.750% 09/15/24	32,000	25,513
Scotland International Finance No. 2
	4.250% 05/23/13 (a)	127,000	117,924
USB Capital IX
	6.189% 10/29/49 (04/15/42) (b)(c)	170,000	136,637
Wachovia Capital Trust III
	5.800% 03/29/49 (b)	50,000	38,250
Wachovia Corp.
	4.375% 06/01/10	135,000	137,218
Westpac Banking Corp.
	4.200% 02/27/15	405,000	411,671
Banks Total			4,896,897
Diversified Financial Services — 3.9%
Ameriprise Financial, Inc.
	7.300% 06/28/19	120,000	133,447
Discover Financial Services
	10.250% 07/15/19	60,000	70,162
Eaton Vance Corp.
	6.500% 10/02/17	110,000	113,751
Fund American Companies, Inc.
	5.875% 05/15/13	110,000	109,766
International Lease Finance Corp.
	4.875% 09/01/10	97,000	93,172

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	5.625% 09/15/10	250,000	247,297
	5.650% 06/01/14	25,000	18,894
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (e)(f)	370,000	76,775
	6.875% 05/02/18 (e)(f)	45,000	9,338
Diversified Financial Services Total			872,602
Insurance — 8.1%
CNA Financial Corp.
	5.850% 12/15/14	61,000	60,124
ING Groep NV
	5.775% 12/29/49 (12/08/15) (b)(c)	85,000	62,789
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	265,000	242,621
Lincoln National Corp.
	8.750% 07/01/19	250,000	285,651
MetLife Capital Trust X
	9.250% 04/08/38 (04/08/38) (a)(b)(c)	295,000	333,350
Principal Life Income Funding Trusts
	5.300% 04/24/13	350,000	369,564
Prudential Financial, Inc.
	4.500% 07/15/13	90,000	91,018
	7.375% 06/15/19	50,000	56,058
Transatlantic Holdings, Inc.
	8.000% 11/30/39	150,000	152,718
Unum Group
	7.125% 09/30/16	180,000	186,497
Insurance Total			1,840,390
Real Estate Investment Trusts (REITs) — 4.0%
Brandywine Operating Partnership LP
	7.500% 05/15/15	220,000	223,542
Camden Property Trust
	5.375% 12/15/13	199,000	200,950
Duke Realty LP
	7.375% 02/15/15	140,000	147,642
	8.250% 08/15/19	135,000	141,069
Highwoods Properties, Inc.
	5.850% 03/15/17	55,000	50,173

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Liberty Property LP
	5.500% 12/15/16	160,000	147,705
Real Estate Investment Trusts (REITs) Total			911,081
FINANCIALS TOTAL			8,520,970
INDUSTRIALS — 7.4%
Aerospace & Defense — 1.8%
Embraer Overseas Ltd.
	6.375% 01/15/20	140,000	140,000
Raytheon Co.
	5.375% 04/01/13	245,000	265,010
Aerospace & Defense Total			405,010
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.
	8.250% 12/15/38	115,000	153,481
Machinery-Construction & Mining Total			153,481
Miscellaneous Manufacturing — 1.1%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	150,000	179,240
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	75,000	84,146
Miscellaneous Manufacturing Total			263,386
Transportation — 3.8%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (b)(c)	130,000	124,800
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	115,000	141,940
Union Pacific Corp.
	4.698% 01/02/24	9,867	9,316
	5.700% 08/15/18	165,000	172,837
	6.650% 01/15/11	385,000	406,088
Transportation Total			854,981
INDUSTRIALS TOTAL			1,676,858
TECHNOLOGY — 1.3%
Networking Products — 1.3%
Cisco Systems, Inc.
	5.500% 01/15/40	135,000	129,088

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
	5.900% 02/15/39	150,000	151,663
Networking Products Total			280,751
TECHNOLOGY TOTAL			280,751
UTILITIES — 10.6%
Electric — 8.6%
AEP Texas Central Co.
	6.650% 02/15/33	160,000	165,940
Columbus Southern Power Co.
	6.600% 03/01/33	41,000	43,044
Commonwealth Edison Co.
	5.950% 08/15/16	80,000	85,653
	6.950% 07/15/18	95,000	103,309
Duke Energy Corp.
	5.300% 10/01/15	285,000	310,771
Exelon Generation Co. LLC
	6.200% 10/01/17	220,000	235,827
Kansas City Power & Light Co.
	7.150% 04/01/19	250,000	285,508
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	197,000	206,724
	6.125% 04/01/36	70,000	71,694
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	215,000	213,169
Oncor Electric Delivery Co.
	5.950% 09/01/13	155,000	166,295
Southern Co.
	4.150% 05/15/14	60,000	61,701
Electric Total			1,949,635
Gas — 2.0%
Atmos Energy Corp.
	6.350% 06/15/17	100,000	106,113
	8.500% 03/15/19	115,000	139,682
Nakilat, Inc.
	6.067% 12/31/33 (a)	165,000	143,058

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Sempra Energy
	6.500% 06/01/16	60,000	65,070
Gas Total			453,923
UTILITIES TOTAL			2,403,558

	Total Corporate Fixed-Income Bonds & Notes (cost of $19,905,467)		20,680,665
Government & Agency Obligations — 5.0%
FOREIGN GOVERNMENT OBLIGATIONS — 5.0%
International Bank for Reconstruction & Development
	5.000% 04/01/16	535,000	578,367
Province of Ontario
	3.375% 05/20/11	115,000	118,477
Province of Quebec
	5.125% 11/14/16	200,000	215,240
Republic of Italy
	5.375% 06/12/17	210,000	224,241
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,136,325

	Total Government & Agency Obligations (cost of $1,123,672)		1,136,325
Municipal Bonds — 0.6%
CALIFORNIA — 0.6%
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	115,000	105,948
CA State
	Series 2009,
	7.550% 04/01/39	25,000	24,562
CALIFORNIA TOTAL			130,510

	Total Municipal Bonds (cost of $138,835)		130,510
Short-Term Obligation — 1.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 01/16/13, market value $346,500 (repurchase proceeds $336,000)	336,000	336,000

	Total Short-Term Obligation (cost of $336,000)		336,000

	Total Investments — 98.4% (cost of $21,503,974)(g)(h)		22,283,500

9

Other Assets & Liabilities, Net — 1.6%	362,784

Net Assets — 100.0%	22,646,284

10

Notes to Investment Portfolio:
* Security Valuation:

Debt securities generally are valued by pricing services approved by the Portfolio’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

The following table summarizes the inputs used, as of December 31, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$1,126,802	$—	$1,126,802
Communications	—	1,930,543	—	1,930,543
Consumer Cyclical	—	460,974	87,732	548,706
Consumer Non-Cyclical	—	2,079,640	—	2,079,640
Energy	—	2,112,837	—	2,112,837
Financials	—	8,520,970	—	8,520,970
Industrials	—	1,676,858	—	1,676,858
Technology	—	280,751	—	280,751
Utilities	—	2,403,558	—	2,403,558
Total Corporate Fixed-Income Bonds & Notes	—	20,592,933	87,732	20,680,665
Total Government & Agency Obligations	—	1,136,325	—	1,136,325
Total Municipal Bonds	—	130,510	—	130,510
Total Short-Term Obligation	—	336,000	—	336,000
Total Investments	—	22,195,768	87,732	22,283,500
Value of Credit Default Swap Contracts	—	(97,469)	—	(97,469)
Unrealized Appreciation on Futures Contracts	1,162	—	—	1,162
Total	$1,162	$22,098,299	$87,732	$22,187,193

The following table reconciles asset balances for the nine month period ending December 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of March 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of December 31, 2009
Corporate Fixed-Income Bonds & Notes
Consumer Cyclical	$68,767	$491	$245	$24,119	$(5,890)	$—	$87,732

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to the security owned at December 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $24,119.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities, which are not illiquid,  except for the following, amounted to $2,044,030, which represents 9.0% of net assets.

	Security	Acquisition Date	Par	Cost	Value
	Qatar Petroleum 5.579% 05/30/11	05/19/06	$30,006	$30,006	$30,830

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(c)	Parenthetical date represents the next reset date for the security.
(d)	Investments in affiliates during the nine months ended December 31, 2009:

12

Security name: Merrill Lynch & Co., Inc., 6.050% 08/15/12

Par as of 03/31/09:	$35,000
Par purchased:	$—
Par sold:	$—
Par as of 12/31/09:	$35,000
Net realized gain (loss):	$—
Interest income earned:	$1,588
Value at end of period:	$37,493

As of 01/01/2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2009, the value of these securities amounted to $86,113, which represents 0.4% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2009, the value of these securities amounted to $86,113, which represents 0.4% of net assets.

(g)	Cost for federal income tax purposes is $21,503,974.
(h)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,256,888	$(477,362)	$779,526

At December 31, 2009, the Portfolio has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	$215,000	$9,138	$1,382
Barclays Capital	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	95,000	(3,895)	(12,773)
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	175,000	(7,118)	(17,671)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	215,000	1,689	1,567
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	215,000	747	2,450
Barclays Capital	The Home Depot, Inc. 5.875% 12/16/36	Buy	2.930%	12/20/13	435,000	—	(41,543)
JPMorgan	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	215,000	8,489	1,987
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	260,000	21,765	(12,293)
Morgan Stanley	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	360,000	(27,648)	(20,575)
							$(97,469)

At December 31, 2009, the Portfolio held the following open short futures contracts:

Risk Exposure/Type

	Number of		Aggregate	Expiration	Unrealized
	Contracts	Value	Face Value	Date	Appreciation
Interest Rate Risk
5-Year U.S. Treasury Notes	8	$915,062	$916,224	Mar-2010	$1,162

As of December 31, 2009, cash of $99,000 was pledged as collateral for open futures contracts.

13

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Georgia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.0%
EDUCATION — 8.9%
Education — 8.8%
GA Athens Housing Authority
	University of Georgia - East Campus Housing,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/19	1,150,000	1,197,461
GA Bleckley & Dodge County Development Authority
	Middle Georgia College,
	Series 2008,
	5.000% 07/01/21	1,260,000	1,305,889
GA Bulloch County Development Authority
	Georgia Southern University Student Housing,
	Series 2008,
	Insured: AGO
	5.250% 07/01/20	1,000,000	1,121,850
GA Cobb County Development Authority
	Kennesaw State University Foundation,
	Series 2004,
	Insured: NPFGC
	5.000% 07/15/19	1,870,000	2,003,256
GA DeKalb Newton & Gwinnett Counties Joint Development Authority
	GGC Foundation LLC,
	Series 2009,
	5.500% 07/01/24	2,500,000	2,754,500
GA Private Colleges & Universities Authority
	Spelman College,
	Series 2003,
	5.250% 06/01/19	2,250,000	2,382,322
GA South Regional Joint Development Authority
	Valdosta State University Auxiliary Services,
	Series 2008,
	Insured: AGO
	5.000% 08/01/23	1,125,000	1,187,843
Education Total			11,953,121
Prep School — 0.1%
GA Gainesville Redevelopment Authority
	Riverside Military Academy Project,
	Series 2007,
	5.125% 03/01/27	250,000	170,882
Prep School Total			170,882
EDUCATION TOTAL			12,124,003
HEALTH CARE — 9.3%
Hospitals — 9.3%
GA Chatham County Hospital Authority
	Memorial Health University Medical Center:
	Series 2001 A,
	6.125% 01/01/24	2,500,000	2,484,925

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	Series 2004 A,
	5.375% 01/01/26	1,000,000	905,730
GA Cobb County Kennestone Hospital Authority
	Wellstar Health System,
	Series 2005 B,
	4.000% 04/01/16	1,110,000	1,134,287
GA DeKalb Private Hospital Authority
	Children’s Healthcare Atlanta Inc,
	Series 2009,
	5.000% 11/15/17	320,000	345,901
GA Fayette County Hospital Authority
	Series 2009 A,
	5.250% 06/15/23	2,000,000	2,098,720
GA Gwinnett County Hospital Authority
	Gwinnett Hospital System,
	Series 2007 A
	Insured: AGMC
	5.000% 07/01/23	2,000,000	2,031,760
GA Macon-Bibb County Hospital Authority
	Medical Center of Central Georgia,
	Series 2009,
	5.000% 08/01/23	1,030,000	1,061,600
GA Savannah Hospital Authority
	St. Joseph’s Candler Health Systems,
	Series 1998 A,
	Insured: AGMC:
	5.250% 07/01/11	1,225,000	1,234,028
	5.250% 07/01/12	1,310,000	1,318,974
Hospitals Total			12,615,925
HEALTH CARE TOTAL			12,615,925
HOUSING — 6.8%
Multi-Family — 6.7%
GA Clayton County Housing Authority
	Tara Court II Apartments Project,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31 (12/01/11) (a)(b)	3,475,000	3,586,617
GA Cobb County Development Authority
	Kennesaw State University Foundation:
	Series 2004 A,
	Insured: NPFGC
	5.250% 07/15/19	2,000,000	2,181,680
	Series 2007 A,
	Insured: AMBAC
	5.250% 07/15/27	3,000,000	2,851,470

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
GA Lawrenceville Housing Authority
	Knollwood Park LP,
	Series 1997, AMT,
	Guarantor: FNMA
	6.250% 12/01/29 (06/01/15) (a)(b)	480,000	494,981
Multi-Family Total			9,114,748
Single-Family — 0.1%
GA Housing & Finance Authority
	Series 1998 B-3,
	Insured: FHA
	4.400% 06/01/17	125,000	126,423
Single-Family Total			126,423
HOUSING TOTAL			9,241,171
INDUSTRIALS — 0.9%
Forest Products & Paper — 0.7%
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	1,000,000	1,009,220
Forest Products & Paper Total			1,009,220
Oil & Gas — 0.2%
GA Main Street Natural Gas, Inc.
	Series 2007 A,
	5.250% 09/15/19	295,000	296,333
Oil & Gas Total			296,333
INDUSTRIALS TOTAL			1,305,553
OTHER — 6.7%
Refunded/Escrowed(c) — 6.7%
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	3,000,000	3,030,000
GA Forsyth County School District
	Series 1999,
	Pre-refunded 02/01/10,
	6.000% 02/01/15	2,000,000	2,049,240
GA Gainesville & Hall County Hospital Authority
	Northeast Georgia Health System, Inc.,
	Series 2001,
	Pre-refunded 05/15/11,
	5.000% 05/15/15	1,000,000	1,056,200
GA State
	Series 2007 G,
	Pre-refunded 12/01/17,
	5.000% 12/01/20	2,000,000	2,347,960

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1983 D,
	Escrowed to Maturity,
	7.000% 07/01/11	540,000	591,959
Refunded/Escrowed Total			9,075,359
OTHER TOTAL			9,075,359
TAX-BACKED — 31.7%
Local Appropriated — 3.1%
GA Atlanta Public Safety & Judicial Facilities Authority
	Series 2006,
	Insured: AGMC
	5.000% 12/01/17	1,310,000	1,461,082
GA East Point Building Authority
	Series 2000,
	Insured: AGMC
	(d) 02/01/18	2,490,000	1,598,207
GA Fulton County Facilities Corp.
	Series 2009,
	5.000% 11/01/17	1,000,000	1,105,190
Local Appropriated Total			4,164,479
Local General Obligations — 16.9%
GA Atlanta Solid Waste Management Authority
	Series 2008,
	Insured: AGMC
	5.000% 12/01/17	795,000	898,390
GA Barrow County School District
	Series 2006,
	5.000% 02/01/14	1,000,000	1,144,650
GA Chatham County School District
	Series 2002,
	Insured: AGMC
	5.250% 08/01/14	1,000,000	1,166,160
	Series 2004,
	Insured: AGMC
	5.250% 08/01/19	2,000,000	2,376,380
GA College Park Business & Industrial Development Authority
	Series 2005,
	Insured: AMBAC
	5.250% 09/01/19	3,230,000	3,481,682
GA County of Cherokee
	Series 2009,
	5.000% 08/01/22	2,000,000	2,253,700
GA Douglas County School District
	Series 2007,
	Insured: AGMC:
	5.000% 04/01/18	1,500,000	1,710,150
	5.000% 04/01/21	2,000,000	2,224,760
	5.000% 04/01/23	1,500,000	1,650,465

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
GA Fulton County School District
	Series 1998,
	5.375% 01/01/17	1,390,000	1,633,472
GA Gwinnett County School District
	Series 2008:
	5.000% 02/01/17	1,000,000	1,167,140
	5.000% 02/01/22	1,000,000	1,129,950
GA Lowndes County
	Series 2008,
	Insured: AGMC
	5.000% 04/01/14	1,000,000	1,146,230
MI Detroit
	Series 2001 B,
	Insured: NPFGC
	5.375% 04/01/14	1,000,000	992,640
Local General Obligations Total			22,975,769
Special Non-Property Tax — 4.4%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
	Series 2005,
	Insured: NPFGC
	5.250% 10/01/19	2,430,000	2,723,131
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 N,
	Insured: NPFGC
	6.250% 07/01/18	2,000,000	2,315,720
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2006 B,
	5.000% 07/01/20	1,000,000	977,260
Special Non-Property Tax Total			6,016,111
Special Property Tax — 1.2%
GA Atlanta Tax Allocation
	Atlantic Station Project,
	Series 2007,
	Insured: AGO
	5.250% 12/01/20	1,545,000	1,639,878
Special Property Tax Total			1,639,878
State General Obligations — 6.1%
GA Georgia State
	Series 2009 G,
	5.000% 11/01/16	1,000,000	1,168,630
	Series 2009:
	5.000% 05/01/17	1,500,000	1,753,185
	5.000% 05/01/23	3,000,000	3,417,030

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	1,825,000	1,943,461
State General Obligations Total			8,282,306
TAX-BACKED TOTAL			43,078,543
TRANSPORTATION — 3.7%
Toll Facilities — 3.7%
GA State Road & Tollway Authority
	Series 2006,
	Insured: NPFGC
	5.000% 06/01/16	3,405,000	3,913,435
	Series 2009 A,
	5.000% 06/01/21	1,000,000	1,109,340
Toll Facilities Total			5,022,775
TRANSPORTATION TOTAL			5,022,775
UTILITIES — 28.0%
Investor Owned — 2.3%
GA Appling County Development Authority
	Georgia Power Company,
	Series 2006,
	Insured: AMBAC
	4.400% 07/01/16	1,000,000	1,036,500
GA Monroe County Development Authority
	Georgia Power Company,
	Series 1995,
	4.500% 07/01/25 (04/01/11) (a)(b)	2,000,000	2,073,100
Investor Owned Total			3,109,600
Joint Power Authority — 5.2%
GA Monroe County Development Authority
	Oglethorpe Power Corp.,
	Series 1992,
	6.800% 01/01/12	1,000,000	1,087,840
GA Municipal Electric Authority
	Power Revenue Bonds,
	Series 1992 B,
	Insured: NPFGC
	6.375% 01/01/16	2,000,000	2,316,380
	Series 1998 A,
	Insured: NPFGC
	5.250% 01/01/13	1,000,000	1,100,930
	Series 2008 A,
	5.250% 01/01/21	1,395,000	1,548,952
	Series 2008 D,
	6.000% 01/01/23	1,000,000	1,124,520
Joint Power Authority Total			7,178,622

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — 0.5%
PR Electric Power Authority
	Series 2007,
	5.000% 07/01/20	655,000	665,022
Municipal Electric Total			665,022
Water & Sewer — 20.0%
GA Atlanta Water & Wastewater
	Series 2009 B
	Insured: AGMC
	5.000% 11/01/17	2,000,000	2,170,360
GA Augusta Water & Sewer
	Series 2007,
	Insured: AGMC:
	5.000% 10/01/21	1,000,000	1,098,480
	5.000% 10/01/22	2,000,000	2,185,200
GA Cobb County & Marietta Water Authority
	Series 2009,
	4.000% 11/01/17	2,000,000	2,190,540
GA Columbus County Water & Sewer
	Series 2003,
	Insured: AGMC
	5.250% 05/01/13	1,220,000	1,385,115
	Series 2007,
	Insured: AGMC
	5.000% 05/01/26	1,000,000	1,052,550
GA Coweta County Water & Sewage Authority
	Series 2005,
	Insured: AGMC
	5.000% 06/01/25	2,505,000	2,821,933
GA Dekalb County Water & Sewer
	Series 2006 B,
	5.250% 10/01/21	2,000,000	2,374,420
GA Gainesville Water & Sewer
	Series 2006,
	Insured: AGMC
	5.000% 11/15/16	1,000,000	1,107,620
GA Griffin Combined Public Utility Improvement
	Series 2002,
	Insured: AMBAC
	5.125% 01/01/19	2,585,000	2,734,852
GA Gwinnett County Water & Sewerage Authority
	Series 2009 A,
	4.000% 08/01/17	2,000,000	2,199,940
GA Jackson County Water & Sewer
	Series 2006 A,
	Insured: SYNC
	5.000% 09/01/16	1,030,000	1,084,672
GA Upper Oconee Basin Water Authority
	Series 2005,
	Insured: NPFGC:
	5.000% 07/01/17	1,140,000	1,253,601

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	5.000% 07/01/22	1,855,000	1,948,381
GA Walton County Water & Sewer Authority
	Walton Hard Labor Creek Reservoir Project,
	Series 2008,
	Insured: AGMC
	5.000% 02/01/25	1,495,000	1,587,690
Water & Sewer Total			27,195,354
UTILITIES TOTAL			38,148,598

	Total Municipal Bonds (cost of $127,086,751)		130,611,927

		Shares
Investment Companies — 2.8%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%) (e)(f)	1,809,967	1,809,967
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.120%)	1,930,196	1,930,196

	Total Investment Companies (cost of $3,740,163)		3,740,163

	Total Investments — 98.8% (cost of $130,826,914)(g)(h)		134,352,090

	Other Assets & Liabilities, Net — 1.2%		1,660,724

	Net Assets — 100.0%		136,012,814

8

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$130,611,927	$—	$130,611,927
Total Investment Companies	3,740,163	—	—	3,740,163
Total Investments	$3,740,163	$130,611,927	$—	$134,352,090

9

(a)		The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(b)		Parenthetical date represents the next interest rate reset date for the security.
(c)		The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)		Zero coupon bond.
(e)		Investments in affiliates during the nine months ended December 31, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%)

Shares as of 03/31/09:		3,072,376
Shares purchased:		24,760,064
Shares sold:		(26,022,473)
Shares as of 12/31/09:		1,809,967
Net realized gain/loss:		$—
Dividend income earned:		$8,159
Value at end of period:		$1,809,967

(f)		Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.
(g)		Cost for federal income tax purposes is $130,826,914.
(h)		Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,338,886	$(813,710)	$3,525,176

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

10

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia High Income Fund

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 91.1%
BASIC MATERIALS — 7.9%
Chemicals — 3.5%
Agricultural Chemicals — 0.5%
Mosaic Co.
	7.625% 12/01/16 (01/16/12) (b)(c)(d)	1,640,000	1,792,579
Terra Capital, Inc.
	7.750% 11/01/19 (b)	2,320,000	2,482,400
			4,274,979
Chemicals-Diversified — 3.0%
Georgia Gulf Corp.
	9.000% 01/15/17 (b)	3,205,000	3,237,050
INVISTA
	9.250% 05/01/12 (b)	5,740,000	5,826,100
Koppers, Inc.
	7.875% 12/01/19 (b)	1,625,000	1,641,250
NOVA Chemicals Corp.
	3.649% 11/15/13 (05/15/10) (c)(d)	4,425,000	4,048,875
	6.500% 01/15/12	2,130,000	2,140,650
	8.375% 11/01/16 (b)	2,020,000	2,050,300
Olin Corp.
	8.875% 08/15/19	1,895,000	2,032,387
Tronox Worldwide LLC/Tronox Finance Corp.
	9.500% 12/01/12 (e)	2,940,000	2,410,800
Westlake Chemical Corp.
	6.625% 01/15/16	940,000	898,875
			24,286,287
Chemicals Total			28,561,266
Forest Products & Paper — 3.2%
Forestry — 0.2%
Weyerhaeuser Co.
	6.950% 10/01/27	1,965,000	1,779,512
			1,779,512
Paper & Related Products — 3.0%
Bowater, Inc.
	9.375% 12/15/21 (e)	5,545,000	1,365,456
Domtar Corp.
	7.875% 10/15/11	5,005,000	5,230,225
Georgia-Pacific Corp.
	7.000% 01/15/15 (b)	4,750,000	4,809,375
	7.750% 11/15/29	757,000	747,538

1

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
	8.000% 01/15/24	921,000	939,420
	8.875% 05/15/31	6,745,000	7,149,700
Smurfit Capital Funding PLC
	7.500% 11/20/25	4,100,000	3,495,250
			23,736,964
Forest Products & Paper Total			25,516,476
Metals & Mining — 1.2%
Metal-Diversified — 1.2%
Allegheny Ludlum Corp.
	6.950% 12/15/25	3,850,000	3,488,235
Allegheny Technologies, Inc.
	8.375% 12/15/11	2,320,000	2,440,167
Freeport-McMoRan Copper & Gold, Inc.
	3.881% 04/01/15 (04/01/10) (c)(d)	1,285,000	1,277,778
	8.375% 04/01/17	2,220,000	2,430,900
			9,637,080
Metals & Mining Total			9,637,080
BASIC MATERIALS TOTAL			63,714,822
COMMUNICATIONS — 12.7%
Advertising — 0.4%
Advertising Agencies — 0.4%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	3,171,000	3,044,160
			3,044,160
Advertising Total			3,044,160
Internet — 0.4%
E-Commerce/Services — 0.4%
Expedia, Inc.
	7.456% 08/15/18	3,425,000	3,737,531
			3,737,531
Internet Total			3,737,531
Media — 4.9%
Cable TV — 3.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
	8.000% 04/30/12 (b)	5,230,000	5,373,825
Charter Term Loan Incremental Term Loan
	2.260% 03/06/14 (02/26/10) (c)(d)(f)	4,142,680	3,878,584
CSC Holdings, Inc.
	6.750% 04/15/12	2,300,000	2,374,750

2

			Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Rainbow National Services LLC
	8.750% 09/01/12 (b)		4,605,000	4,691,344
	10.375% 09/01/14 (b)		1,556,000	1,641,580
Shaw Communications, Inc.
	7.500% 11/20/13	CAD	6,060,000	6,563,701
Videotron Ltee
	6.375% 12/15/15		665,000	650,038
	6.875% 01/15/14		5,500,000	5,527,500
				30,701,322
Multimedia — 0.6%
Lamar Media Corp.
	6.625% 08/15/15		4,320,000	4,150,450
	7.250% 01/01/13		800,000	798,000
				4,948,450
Publishing-Newspapers — 0.3%
Morris Publishing Group LLC
	7.000% 08/01/13 (g)		5,550,000	1,623,375
Sun Media Corp.
	7.625% 02/15/13		847,000	771,829
				2,395,204
Publishing-Periodicals — 0.0%
Ziff Davis Media, Inc.
	PIK,
	13.500% 07/15/11 (01/15/10) (c)(d)(h)		878,388	210,813
				210,813
Television — 0.2%
CW Media Holdings, Inc.
	13.500% 08/15/15 (b)		1,015,000	1,068,288
ION Media Networks, Inc.
	PIK,
	10.070% 01/15/13 (b)(e)		1,254,550	20,386
				1,088,674
Media Total				39,344,463
Telecommunication Services — 7.0%
Cellular Telecommunications — 0.7%
iPCS, Inc.
	2.406% 05/01/13 (02/01/10) (c)(d)		270,000	252,450
Millicom International Cellular SA
	10.000% 12/01/13		5,115,000	5,294,025
				5,546,475

3

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — 1.4%
Nielsen Finance LLC
	2.235% 08/09/13 (01/09/10) (c)(d)	3,321,911	3,101,834
	2.235% 08/09/13 (01/11/10) (c)(d)	716,696	669,215
	2.242% 08/04/13 (01/11/10) (c)(d)(f)	465,000	434,194
Quebecor Media, Inc.
	7.750% 03/15/16	6,885,000	6,867,788
	9.750% 01/15/49 (h)(i)	1,885,000	98,020
			11,171,051
Satellite Telecommunications — 1.0%
Inmarsat Finance PLC
	7.375% 12/01/17 (b)	1,635,000	1,671,787
Intelsat Subsidiary Holding Co., Ltd.
	8.500% 01/15/13	5,785,000	5,900,700
	8.875% 01/15/15 (b)	915,000	942,450
			8,514,937
Telecommunication Equipment — 0.9%
Lucent Technologies, Inc.
	6.450% 03/15/29	5,530,000	3,960,862
	6.500% 01/15/28	920,000	654,350
Nortel Networks Ltd.
	10.750% 07/15/16 (e)	3,975,000	2,842,125
			7,457,337
Telecommunication Services — 0.6%
Colo.Com, Inc.
	13.875% 03/15/10 (b)(e)(h)(j)	944,357	—
GCI, Inc.
	7.250% 02/15/14	3,225,000	3,196,781
	8.625% 11/15/19 (b)	1,800,000	1,815,750
PAETEC Holding Corp.
	9.500% 07/15/15	110,000	105,875
			5,118,406
Telephone-Integrated — 1.4%
Qwest Corp.
	6.950% 06/30/10 (03/31/10) (c)(d)(f)	5,675,000	5,671,453
Virgin Media Finance PLC
	8.375% 10/15/19	1,395,000	1,435,107
	9.125% 08/15/16	1,115,000	1,174,931
	9.500% 08/15/16	2,580,000	2,770,275
			11,051,766

4

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Wireless Equipment — 1.0%
American Tower Corp.
	7.250% 05/15/19 (b)	1,405,000	1,566,575
CC Holdings GS V LLC/Crown Castle GS III Corp.
	7.750% 05/01/17 (b)	5,845,000	6,224,925
			7,791,500
Telecommunication Services Total			56,651,472
COMMUNICATIONS TOTAL			102,777,626
CONSUMER CYCLICAL — 12.9%
Airlines — 0.0%
Delta Air Lines, Inc.
	2.875% 02/06/24 (i)	1,555,000	21,926
	2.875% 02/18/49 (i)	905,000	12,761
	8.000% 06/03/23 (i)	2,885,000	40,678
	8.300% 12/15/29 (i)	1,023,000	14,322
	9.250% 03/15/49 (i)	715,000	10,010
	9.750% 05/15/49 (i)	2,335,000	32,690
	10.000% 08/15/49 (i)	1,945,000	27,230
	10.375% 12/15/22 (i)	2,990,000	41,860
	10.375% 02/01/49 (i)	4,295,000	60,130
Northwest Airlines, Inc.
	7.625% 11/15/23 (i)	2,552,500	13,018
	7.875% 03/15/13 (i)	2,390,800	12,193
	8.700% 03/15/49 (i)	260,000	1,326
	8.875% 06/01/49 (i)	971,900	4,957
	9.875% 03/15/37 (i)	4,278,500	21,820
	10.000% 02/01/49 (i)	2,426,300	12,374
Airlines Total			327,295
Apparel — 0.7%
Apparel Manufacturers — 0.2%
Hanesbrands, Inc.
	8.000% 12/15/16	1,705,000	1,736,969
			1,736,969
Textile-Apparel — 0.5%
Unifi, Inc.
	11.500% 05/15/14	4,349,000	4,245,711
			4,245,711
Apparel Total			5,982,680

5

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Manufacturers — 0.6%
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.
	3.240% 12/16/13 (01/15/10) (c)(d)(f)	5,308,791	4,897,360
			4,897,360
Auto Manufacturers Total			4,897,360
Auto Parts & Equipment — 2.0%
Auto/Truck Parts & Equipment-Original — 0.8%
Collins & Aikman Products Co.
	12.875% 08/15/12 (b)(e)(h)	6,910,000	691
Johnson Controls, Inc.
	5.250% 01/15/11	2,055,000	2,156,527
Lear Corp.
	8.750% 12/01/16 (i)	1,595,000	4,187
Tenneco Automotive, Inc.
	8.125% 11/15/15	2,670,000	2,700,037
	8.625% 11/15/14	370,000	373,238
	10.250% 07/15/13	1,489,000	1,539,254
			6,773,934
Auto/Truck Parts & Equipment-Replacement — 0.5%
Affinia Group, Inc.
	9.000% 11/30/14	1,470,000	1,425,900
	10.750% 08/15/16 (b)	1,000,000	1,083,750
Allison Transmission
	PIK,
	11.250% 11/01/15 (b)	1,024,800	1,070,916
			3,580,566
Rubber-Tires — 0.7%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	3,250,000	3,371,875
	10.500% 05/15/16	1,815,000	2,005,575
			5,377,450
Auto Parts & Equipment Total			15,731,950
Distribution/Wholesale — 0.4%
ACE Hardware Corp.
	9.125% 06/01/16 (b)	3,055,000	3,234,481
Distribution/Wholesale Total			3,234,481
Entertainment — 3.3%
Casino Services — 0.5%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14 (b)	2,580,000	2,173,650
Peninsula Gaming LLC
	8.375% 08/15/15 (b)	930,000	927,675

6

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
	10.750% 08/15/17 (b)	1,260,000	1,266,300
			4,367,625
Gambling (Non-Hotel) — 2.7%
Boyd Gaming Corp.
	7.750% 12/15/12	876,000	885,855
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12 (b)	3,680,000	3,680,000
Global Cash Access LLC
	8.750% 03/15/12	1,115,000	1,110,819
Isle of Capri Casinos, Inc.
	7.000% 03/01/14	1,366,000	1,215,740
Jacobs Entertainment, Inc.
	9.750% 06/15/14	3,955,000	3,688,037
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	2,180,000	1,746,725
MTR Gaming Group, Inc.
	9.000% 06/01/12	165,000	130,350
Penn National Gaming, Inc.
	6.750% 03/01/15	3,755,000	3,628,269
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	925,000	851,000
	8.250% 03/15/12	1,970,000	1,970,000
Seminole Hard Rock Entertainment, Inc.
	2.754% 03/15/14 (03/15/10) (b)(c)(d)	3,280,000	2,701,900
			21,608,695
Motion Pictures & Services — 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15 (h)	199,762	119,857
			119,857
Resorts/Theme Parks — 0.1%
Vail Resorts, Inc.
	6.750% 02/15/14	710,000	704,675
			704,675
Entertainment Total			26,800,852
Home Furnishings — 0.2%
Sealy Mattress Co.
	10.875% 04/15/16 (b)	1,435,000	1,596,437
Home Furnishings Total			1,596,437

7

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Housewares — 0.2%
Libbey Glass, Inc.
	7.484% 06/01/11 (06/01/10) (c)(d)	1,630,000	1,597,400
Housewares Total			1,597,400
Leisure Time — 0.5%
Recreational Centers — 0.5%
Speedway Motorsports, Inc.
	8.750% 06/01/16	1,780,000	1,877,900
Town Sports International, Inc.
	11.000% 02/01/14	3,325,000	2,011,625
			3,889,525
Leisure Time Total			3,889,525
Lodging — 2.4%
Casino Hotels — 1.0%
Ameristar Casinos, Inc.
	9.250% 06/01/14 (b)	1,360,000	1,411,000
FireKeepers Development Authority
	13.875% 05/01/15 (b)	785,000	890,975
MGM Mirage
	13.000% 11/15/13	2,760,000	3,167,100
Seneca Gaming Corp.
	7.250% 05/01/12	1,275,000	1,243,125
Wynn Las Vegas LLC
	6.625% 12/01/14	1,695,000	1,637,794
			8,349,994
Hotels & Motels — 1.4%
Gaylord Entertainment Co.
	6.750% 11/15/14	355,000	330,150
Host Hotels & Resorts LP
	3.250% 04/15/24 (b)	1,185,000	1,185,000
	6.375% 03/15/15	1,635,000	1,602,300
	6.750% 06/01/16	2,220,000	2,208,900
	6.875% 11/01/14	1,090,000	1,096,812
	7.000% 08/15/12	2,075,000	2,108,719
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	2,190,000	2,195,475

8

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
	7.875% 05/01/12	505,000	544,769
			11,272,125
Lodging Total			19,622,119
Office Furnishings — 0.2%
Interface, Inc.
	11.375% 11/01/13	1,200,000	1,341,000
Office Furnishings Total			1,341,000
Retail — 2.4%
Retail-Automobiles — 1.0%
Asbury Automotive Group, Inc.
	7.625% 03/15/17	2,060,000	1,941,550
	8.000% 03/15/14	2,245,000	2,205,712
AutoNation, Inc.
	2.284% 04/15/13 (01/15/10) (c)(d)	2,375,000	2,259,219
	7.000% 04/15/14	390,000	402,675
United Auto Group, Inc.
	7.750% 12/15/16	1,320,000	1,277,100
			8,086,256
Retail-Drug Stores — 0.3%
Rite Aid Corp.
	7.500% 03/01/17	2,050,000	1,927,000
			1,927,000
Retail-Miscellaneous/Diversified — 0.5%
Sally Holdings LLC
	9.250% 11/15/14	1,945,000	2,017,937
Susser Holdings LLC
	10.625% 12/15/13	1,805,000	1,881,713
			3,899,650
Retail-Propane Distributors — 0.2%
AmeriGas Partners LP
	7.125% 05/20/16	845,000	845,000
	7.250% 05/20/15	890,000	890,000
			1,735,000
Retail-Restaurants — 0.1%
Wendy’s International, Inc.
	6.250% 11/15/11	640,000	662,400
			662,400

9

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Vitamins/Nutritional Supplements — 0.3%
NBTY, Inc.
	7.125% 10/01/15	2,635,000	2,641,588
			2,641,588
Retail Total			18,951,894
CONSUMER CYCLICAL TOTAL			103,972,993
CONSUMER NON-CYCLICAL — 13.6%
Agriculture — 0.7%
Tobacco — 0.7%
Alliance One International, Inc.
	10.000% 07/15/16 (b)	2,285,000	2,399,250
Reynolds American, Inc.
	7.625% 06/01/16	1,415,000	1,542,600
	7.750% 06/01/18	1,375,000	1,495,010
			5,436,860
Agriculture Total			5,436,860
Beverages — 0.6%
Beverages-Non-Alcoholic — 0.3%
Cott Beverages, Inc.
	8.375% 11/15/17 (b)	2,450,000	2,529,625
			2,529,625
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc.
	7.250% 05/15/17	1,875,000	1,900,781
	8.375% 12/15/14	355,000	378,075
			2,278,856
Beverages Total			4,808,481
Biotechnology — 0.2%
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc.
	8.000% 09/15/16 (b)	1,440,000	1,519,200
			1,519,200
Biotechnology Total			1,519,200
Commercial Services — 3.0%
Commercial Services — 0.9%
KAR Holdings, Inc.
	8.750% 05/01/14	1,075,000	1,108,594
	10.000% 05/01/15	4,225,000	4,520,750
Quintiles Transnational Corp.
	PIK,
	9.500% 12/30/14 (b)	2,055,000	2,065,275
			7,694,619

10

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services-Finance — 1.0%
Cardtronics, Inc.
	9.250% 08/15/13	680,000	699,550
Lender Processing Services, Inc.
	8.125% 07/01/16	3,055,000	3,249,756
National Money Mart Co.
	10.375% 12/15/16 (b)	4,125,000	4,217,813
			8,167,119
Consulting Services — 0.3%
FTI Consulting, Inc.
	7.750% 10/01/16	2,025,000	2,050,312
			2,050,312
Printing-Commercial — 0.2%
Vertis, Inc.
	PIK,
	18.500% 10/01/12	2,084,848	1,605,333
			1,605,333
Schools — 0.6%
Knowledge Learning Corp., Inc.
	7.750% 02/01/15 (b)	4,700,000	4,512,000
			4,512,000
Commercial Services Total			24,029,383
Food — 1.4%
Fisheries — 0.3%
ASG Consolidated LLC/ASG Finance, Inc.
	11.500% 11/01/11	2,590,000	2,596,475
			2,596,475
Food-Meat Products — 0.7%
Tyson Foods, Inc.
	8.250% 10/01/11	2,000,000	2,140,000
	10.500% 03/01/14	3,165,000	3,616,013
			5,756,013
Food-Retail — 0.4%
American Stores Co.
	7.900% 05/01/17	2,425,000	2,285,562
	8.000% 06/01/26	175,000	159,688
Stater Brothers Holdings
	7.750% 04/15/15	395,000	400,925
	8.125% 06/15/12	385,000	388,850
			3,235,025
Food Total			11,587,513

11

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Products — 2.9%
Medical Products — 2.9%
Angiotech Pharmaceuticals, Inc.
	4.006% 12/01/13 (03/01/10) (c)(d)	2,137,000	1,816,450
Biomet, Inc.
	10.000% 10/15/17	2,380,000	2,585,275
	11.625% 10/15/17	2,380,000	2,629,900
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	4,700,000	4,958,500
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	3,560,000	3,773,600
Invacare Corp.
	9.750% 02/15/15	2,110,000	2,199,675
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	11.750% 11/15/14	2,760,000	2,863,500
Universal Hospital Services, Inc.
	3.859% 06/01/15 (06/01/10) (c)(d)	1,240,000	1,044,700
	PIK,
	8.500% 06/01/15	1,820,000	1,792,700
			23,664,300
Healthcare Products Total			23,664,300
Healthcare Services — 2.8%
Medical-Hospitals — 2.1%
Community Health Systems, Inc.
	2.506% 07/25/14 (02/26/10) (c)(d)(f)	7,261,371	6,839,806
	2.506% 07/14/25 (02/26/10) (c)(d)	440,824	415,231
	8.875% 07/15/15	3,985,000	4,124,475
HCA, Inc.
	6.300% 10/01/12	4,305,000	4,305,000
	6.750% 07/15/13	360,000	354,600
Vanguard Health Holding Co. LLC
	9.000% 10/01/14	455,000	471,494
			16,510,606
Medical-Nursing Homes — 0.5%
Skilled Healthcare Group, Inc.
	11.000% 01/15/14	1,559,000	1,648,643
Sun Healthcare Group, Inc.
	9.125% 04/15/15	2,285,000	2,347,837
			3,996,480

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Physical Therapy/Rehab Centers — 0.2%
Healthsouth Corp.
	8.125% 02/15/20	1,655,000	1,630,175
Psychiatric Solutions, Inc.
	7.750% 07/15/15	170,000	164,475
			1,794,650
Healthcare Services Total			22,301,736
Household Products/Wares — 0.7%
Consumer Products-Miscellaneous — 0.5%
Jarden Corp.
	7.500% 05/01/17	1,895,000	1,890,262
Jostens IH Corp.
	7.625% 10/01/12	2,032,000	2,042,160
			3,932,422
Soap & Cleaning Prepar — 0.2%
JohnsonDiversey, Inc.
	8.250% 11/15/19 (b)	2,045,000	2,070,563
			2,070,563
Household Products/Wares Total			6,002,985
Pharmaceuticals — 1.3%
Medical-Drugs — 1.3%
Catalent Pharma Solutions, Inc.
	PIK,
	10.250% 04/15/15 (04/15/10) (c)(d)	4,094,618	3,695,393
Phibro Animal Health Corp.
	10.000% 08/01/13 (b)	3,285,000	3,424,612
Talecris Biotherapeutics Holdings Corp.
	7.750% 11/15/16 (b)	1,630,000	1,654,450
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	945,000	973,350
Warner Chilcott Corp.
	8.750% 02/01/15	685,000	714,969
			10,462,774
Pharmaceuticals Total			10,462,774
CONSUMER NON-CYCLICAL TOTAL			109,813,232
DIVERSIFIED — 1.8%
Diversified Holding Companies — 1.8%
Diversified Operations — 1.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	7.125% 02/15/13	4,625,000	4,717,500
	8.125% 06/01/12	7,620,000	7,772,400

13

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
DIVERSIFIED — (continued)
Leucadia National Corp.
	7.125% 03/15/17	2,165,000	2,045,925
			14,535,825
Diversified Holding Companies Total			14,535,825
DIVERSIFIED TOTAL			14,535,825
ENERGY — 15.4%
Coal — 0.3%
Peabody Energy Corp.
	6.875% 03/15/13	520,000	525,850
	7.875% 11/01/26	1,855,000	1,885,144
Coal Total			2,410,994
Energy-Alternate Sources — 0.3%
Headwaters, Inc.
	11.375% 11/01/14 (b)	2,460,000	2,564,550
Salton Sea Funding
	8.300% 05/30/11	1,909	1,976
Energy-Alternate Sources Total			2,566,526
Oil & Gas — 9.8%
Oil & Gas Drilling — 0.8%
Parker Drilling Co.
	9.625% 10/01/13	5,885,000	6,046,838
Pride International, Inc.
	7.375% 07/15/14	930,000	960,225
			7,007,063
Oil Companies-Exploration & Production — 8.6%
Berry Petroleum Co.
	10.250% 06/01/14	2,205,000	2,397,937
Chaparral Energy, Inc.
	8.500% 12/01/15	5,825,000	5,140,562
Chesapeake Energy Corp.
	6.375% 06/15/15	1,185,000	1,161,300
	6.500% 08/15/17	2,000,000	1,960,000
	6.625% 01/15/16	2,495,000	2,470,050
	6.875% 11/15/20	965,000	931,225
	7.500% 09/15/13	1,040,000	1,058,200
	7.500% 06/15/14	805,000	821,100
Comstock Resources, Inc.
	6.875% 03/01/12	1,635,000	1,639,087
Continental Resources, Inc.
	8.250% 10/01/19 (b)	1,600,000	1,680,000

14

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Denbury Resources, Inc.
	9.750% 03/01/16	1,625,000	1,734,687
Forest Oil Corp.
	7.250% 06/15/19	2,000,000	1,975,000
	8.000% 12/15/11	475,000	495,188
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15 (b)	3,030,000	2,969,400
	9.000% 06/01/16 (b)	1,110,000	1,126,650
KCS Energy, Inc.
	7.125% 04/01/12	803,000	805,008
Linn Energy LLC
	9.875% 07/01/18	2,390,000	2,539,375
	11.750% 05/15/17 (b)	2,005,000	2,250,612
Mariner Energy, Inc.
	7.500% 04/15/13	2,470,000	2,457,650
	8.000% 05/15/17	190,000	182,400
Newfield Exploration Co.
	6.625% 04/15/16	3,310,000	3,318,275
	7.125% 05/15/18	2,930,000	2,959,300
PetroHawk Energy Corp.
	7.875% 06/01/15	2,090,000	2,110,900
	10.500% 08/01/14	1,000,000	1,092,500
Petroquest Energy, Inc.
	10.375% 05/15/12	3,575,000	3,575,000
Plains Exploration & Production Co.
	7.000% 03/15/17	1,175,000	1,154,438
	7.625% 06/01/18	930,000	950,925
	10.000% 03/01/16	2,520,000	2,759,400
Range Resources Corp.
	7.500% 05/15/16	1,595,000	1,638,863
	7.500% 10/01/17	2,395,000	2,466,850
SandRidge Energy, Inc.
	8.000% 06/01/18 (b)	1,530,000	1,503,225
Stone Energy Corp.
	6.750% 12/15/14	1,567,000	1,398,548
	8.250% 12/15/11	1,100,000	1,095,875
W&T Offshore, Inc.
	8.250% 06/15/14 (b)	1,860,000	1,767,000
Whiting Petroleum Corp.
	7.000% 02/01/14	5,620,000	5,641,075
			69,227,605

15

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil Refining & Marketing — 0.4%
Frontier Oil Corp.
	6.625% 10/01/11	475,000	477,969
	8.500% 09/15/16	2,290,000	2,381,600
Holly Corp.
	9.875% 06/15/17 (b)	455,000	478,887
			3,338,456
Oil & Gas Total			79,573,124
Oil & Gas Services — 0.9%
Oil-Field Services — 0.9%
Allis-Chalmers Energy, Inc.
	9.000% 01/15/14	1,546,000	1,476,430
Complete Production Services, Inc.
	8.000% 12/15/16	2,650,000	2,613,562
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (b)	2,950,000	2,927,875
			7,017,867
Oil & Gas Services Total			7,017,867
Pipelines — 4.1%
ANR Pipeline Co.
	7.375% 02/15/24	1,205,000	1,374,630
	9.625% 11/01/21	5,980,000	7,926,735
Copano Energy LLC / Copano Energy Finance Corp.
	7.750% 06/01/18	6,145,000	6,160,362
El Paso Natural Gas Co.
	7.625% 08/01/10	5,240,000	5,228,514
	8.375% 06/15/32	1,860,000	2,208,897
	8.625% 01/15/22	1,235,000	1,441,112
MarkWest Energy Partners LP
	6.875% 11/01/14	1,065,000	1,017,075
	8.500% 07/15/16	5,100,000	5,189,250
	8.750% 04/15/18	1,309,000	1,348,270

16

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	1,198,000	1,239,930
Pipelines Total			33,134,775
ENERGY TOTAL			124,703,286
FINANCIALS — 11.0%
Banks — 0.4%
Commercial Banks-Central US — 0.4%
CapitalSource, Inc.
	12.750% 07/15/14 (b)	2,845,000	3,044,150
			3,044,150
Banks Total			3,044,150
Diversified Financial Services — 6.2%
Finance-Auto Loans — 4.7%
AmeriCredit Corp.
	8.500% 07/01/15	2,610,000	2,466,450
Daimler Chrysler 2nd Lien
	6.740% 08/03/13 (01/15/10) (c)(d)(f)	6,415,000	5,987,331
Ford Motor Credit Co.
	5.504% 06/15/11 (03/15/10) (c)(d)	2,350,000	2,326,500
	5.700% 01/15/10	2,435,000	2,435,088
	7.250% 10/25/11	4,100,000	4,140,557
	7.800% 06/01/12	630,000	636,774
	7.875% 06/15/10	3,670,000	3,725,443
	9.875% 08/10/11	1,860,000	1,947,461
	12.000% 05/15/15	1,320,000	1,530,709
GMAC LLC
	6.875% 09/15/11	2,830,000	2,787,550
	7.250% 03/02/11	580,000	574,200
	7.750% 01/19/10	1,735,000	1,735,000
	8.000% 11/01/31	8,247,000	7,422,300
			37,715,363
Finance-Investment Banker/Broker — 0.2%
LaBranche & Co., Inc.
	11.000% 05/15/12	1,795,000	1,725,444
			1,725,444
Investment Management/Advisor Service — 0.6%
Janus Capital Group, Inc.
	6.500% 06/15/12	480,000	476,469
	6.950% 06/15/17	3,065,000	2,888,928
Nuveen Investments, Inc.
	10.500% 11/15/15	1,685,000	1,529,137
			4,894,534

17

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Special Purpose Entity — 0.7%
Harley-Davidson Funding Corp.
	6.800% 06/15/18 (b)	5,780,000	5,763,920
			5,763,920
Diversified Financial Services Total			50,099,261
Insurance — 3.5%
Insurance Brokers — 1.8%
HUB International Holdings, Inc.
	9.000% 12/15/14 (b)	5,845,000	5,581,975
Trinity Acquisition Ltd.
	12.875% 12/31/16 (b)(h)	1,840,000	2,503,061
USI Holdings Corp.
	4.148% 11/15/14 (02/16/10) (b)(c)(d)	1,365,000	1,121,006
	9.750% 05/15/15 (b)	2,390,000	2,177,887
Willis North America, Inc.
	6.200% 03/28/17	2,965,000	2,939,276
			14,323,205
Multi-Line Insurance — 0.6%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	875,000	876,094
	7.750% 07/15/37	3,590,000	3,343,187
	8.300% 04/15/26	185,000	178,988
			4,398,269
Mutual Insurance — 0.0%
Lumbermens Mutual Casualty
	8.300% 12/01/37 (b)(e)	180,000	1,800
	8.450% 12/01/97 (b)(e)	4,600,000	46,000
	9.150% 07/01/26 (b)(e)	9,865,000	98,650
			146,450
Property/Casualty Insurance — 0.8%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	6,950,000	6,611,187
			6,611,187

18

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Reinsurance — 0.3%
Allied World Assurance Co. Holdings Ltd.
	7.500% 08/01/16	2,235,000	2,386,629
			2,386,629
Insurance Total			27,865,740
Real Estate Investment Trusts (REITs) — 0.9%
REITS-Health Care — 0.3%
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	2,920,000	2,890,800
			2,890,800
REITS-Single Tenant — 0.6%
Trustreet Properties, Inc.
	7.500% 04/01/15	4,605,000	4,762,091
			4,762,091
Real Estate Investment Trusts (REITs) Total			7,652,891
FINANCIALS TOTAL			88,662,042
INDUSTRIALS — 7.5%
Aerospace & Defense — 0.7%
Aerospace/Defense — 0.5%
DAE Aviation Holdings, Inc.
	4.030% 07/31/14 (01/29/10) (c)(d)(f)	2,356,727	2,156,406
	11.250% 08/01/15 (b)	2,565,000	2,167,425
			4,323,831
Aerospace/Defense-Equipment — 0.2%
BE Aerospace, Inc.
	8.500% 07/01/18	1,540,000	1,632,400
			1,632,400
Aerospace & Defense Total			5,956,231
Building Materials — 1.7%
Building & Construction Products-Miscellaneous — 0.8%
Building Materials Corp. of America
	7.750% 08/01/14	1,750,000	1,732,500
Lafarge SA
	6.500% 07/15/16	4,095,000	4,341,502
			6,074,002
Building Products-Air & Heating — 0.2%
Goodman Global, Inc.
	13.500% 02/15/16	1,835,000	2,029,969
			2,029,969

19

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Building Products-Cement/Aggregation — 0.7%
Texas Industries, Inc.
	7.250% 07/15/13	5,800,000	5,698,500
			5,698,500
Building Materials Total			13,802,471
Building Products — 0.2%
Chemical-Plastics — 0.2%
CPG International I, Inc.
	10.500% 07/01/13	1,300,000	1,228,500
			1,228,500
Building Products Total			1,228,500
Electrical Components & Equipment — 0.4%
Wire & Cable Products — 0.4%
Belden, Inc.
	7.000% 03/15/17	3,268,000	3,182,215
			3,182,215
Electrical Components & Equipment Total			3,182,215
Environmental Control — 0.7%
Pollution Control — 0.7%
Geo Sub Corp.
	11.000% 05/15/12	6,165,000	5,625,563
			5,625,563
Environmental Control Total			5,625,563
Hand / Machine Tools — 0.1%
Machine Tools & Related Products — 0.1%
Thermadyne Holdings Corp.
	10.500% 02/01/14	1,150,000	1,088,188
			1,088,188
Hand / Machine Tools Total			1,088,188
Metal Fabricate/Hardware — 0.5%
Metal Processors & Fabrication — 0.2%
Neenah Foundary Co.
	9.500% 01/01/17	3,770,000	1,946,263
			1,946,263
Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc.
	7.375% 06/01/17	2,395,000	2,215,375
			2,215,375
Metal Fabricate/Hardware Total			4,161,638

20

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — 1.1%
Diversified Manufacturing Operators — 0.9%
Actuant Corp.
	6.875% 06/15/17	2,215,000	2,107,018
RBS Global, Inc. & Rexnord Corp.
	9.500% 08/01/14	2,486,000	2,492,215
SPX Corp.
	7.625% 12/15/14	2,335,000	2,405,050
Tyco Electronics Group SA
	6.000% 10/01/12	375,000	397,876
			7,402,159
Firearms & Ammunition — 0.2%
Colt Defense LLC/Colt Finance Corp.
	8.750% 11/15/17 (b)	1,640,000	1,693,300
			1,693,300
Miscellaneous Manufacturing Total			9,095,459
Packaging & Containers — 0.9%
Containers-Metal/Glass — 0.6%
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	4,120,000	4,212,700
	8.250% 05/15/13	635,000	652,462
			4,865,162
Containers-Paper/Plastic — 0.3%
Plastipak Holdings, Inc.
	10.625% 08/15/19 (b)	2,200,000	2,425,500
			2,425,500
Packaging & Containers Total			7,290,662
Transportation — 1.2%
Automotive — 0.0%
BHM Technologies
	8.500% 10/11/26 (d)(f)(g)(h)	1,240,522	164,989
			164,989
Transportation-Railroad — 0.6%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	4,350,000	4,241,250
			4,241,250
Transportation-Shipping — 0.6%
CEVA Group PLC
	10.000% 09/01/14 (b)	475,000	451,250
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	2,945,000	2,930,275

21

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Greenbrier Companies, Inc.
	8.375% 05/15/15	1,970,000	1,627,713
			5,009,238
Transportation Total			9,415,477
INDUSTRIALS TOTAL			60,846,404
TECHNOLOGY — 1.7%
Semiconductors — 0.2%
Electronic Components-Miscellaneous — 0.2%
NXP BV/NXP Funding LLC
	7.875% 10/15/14	1,909,000	1,732,418
			1,732,418
Semiconductors Total			1,732,418
Software — 1.5%
Application Software — 1.4%
SS&C Technologies, Inc.
	11.750% 12/01/13	4,495,000	4,764,700
Sungard Data Systems, Inc.
	4.875% 01/15/14	3,585,000	3,343,012
	10.625% 05/15/15	2,725,000	3,000,906
			11,108,618
Transactional Software — 0.1%
Open Solutions, Inc.
	9.750% 02/01/15 (b)	1,505,000	1,156,969
			1,156,969
Software Total			12,265,587
TECHNOLOGY TOTAL			13,998,005
UTILITIES — 6.6%
Electric — 6.0%
Electric-Generation — 1.0%
Cedar Brakes LLC
	8.500% 02/15/14 (b)	1,512,649	1,535,565
	9.875% 09/01/13 (b)	2,135,639	2,174,380
Intergen NV
	9.000% 06/30/17 (b)	1,560,000	1,626,300
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.237% 07/02/17	122,909	128,440
	9.681% 07/02/26	2,490,000	2,558,475
			8,023,160

22

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric-Integrated — 2.6%
Energy Future Holdings Corp.
	10.875% 11/01/17	2,870,000	2,346,225
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	2,475,000	2,481,187
	8.625% 11/14/11	1,575,000	1,645,875
PNM Resources, Inc.
	9.250% 05/15/15	2,915,000	3,064,394
Public Service Co. of New Mexico
	7.950% 05/15/18 (05/15/18) (c)(d)	3,265,000	3,417,799
Texas Competitive Electric Holdings Co. LLC
	3.735% 10/10/14 (01/11/10) (c)(d)(f)	9,734,560	7,889,781
			20,845,261
Independent Power Producer — 2.4%
AES Eastern Energy LP
	9.000% 01/02/17	3,859,687	3,874,161
Calpine Corp.
	3.135% 03/29/14 (03/31/10) (c)(d)(f)	7,854,503	7,418,578
Reliant Energy, Inc.
	7.625% 06/15/14	1,130,000	1,118,700
	7.875% 06/15/17	6,700,000	6,582,750
			18,994,189
Electric Total			47,862,610
Gas Utilities — 0.6%
Retail-Propane Distributors — 0.6%
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	4,915,000	4,976,438
			4,976,438
Gas Utilities Total			4,976,438
UTILITIES TOTAL			52,839,048

	Total Corporate Fixed-Income Bonds & Notes (cost of $724,318,387)		735,863,283

23

		Shares	Value ($)
Preferred Stocks — 0.4%
FINANCIALS — 0.4%
Real Estate Investment Trusts (REITs) — 0.4%
REITS-Diversified — 0.4%
	Sovereign Real Estate Investment Corp., 12.00% (b)(k)	2,581	2,893,946
			2,893,946
Real Estate Investment Trusts (REITs) Total			2,893,946
FINANCIALS TOTAL			2,893,946
TRANSPORTATION — 0.0%
Automotive — 0.0%
	BHM Technologies (h)	1,378	14
Automotive Total			14
TRANSPORTATION TOTAL			14

	Total Preferred Stocks (cost of $2,524,997)		2,893,960
Convertible Preferred Stock — 0.4%
TECHNOLOGY — 0.4%
Software — 0.4%
	Quadramed Corp. 5.50% (b)	246,600	3,337,484
Software Total			3,337,484
TECHNOLOGY TOTAL			3,337,484

	Total Convertible Preferred Stock (cost of $5,957,100)		3,337,484

		Par (a)
Convertible Bonds — 0.2%
COMMUNICATIONS — 0.0%
Internet — 0.0%
Web Portals/ISP — 0.0%
At Home Corp.
	4.750% 12/15/06 (g)(h)	3,896,787	390
			390
Internet Total			390
COMMUNICATIONS TOTAL			390

24

		Par (a)	Value ($)
Convertible Bonds — (continued)
CONSUMER CYCLICAL — 0.0%
Airlines — 0.0%
Delta Air Lines, Inc.
	8.000% 06/03/49	2,256,000	31,809
Airlines Total			31,809
CONSUMER CYCLICAL TOTAL			31,809
CONSUMER DISCRETIONARY — 0.2%
Specialty Retail — 0.2%
United Auto Group, Inc.
	3.500% 04/01/26	1,989,000	2,006,404
Specialty Retail Total			2,006,404
CONSUMER DISCRETIONARY TOTAL			2,006,404

	Total Convertible Bonds (cost of $1,357,392)		2,038,603

		Shares
Common Stocks — 0.2%
COMMUNICATIONS — 0.0%
Media — 0.0%
	Haights Cross Communications (h)(j)	275,078	—
	Verits Holdings, Inc. (h)	1,908	19

25

		Shares	Value ($)
Common Stocks — (continued)
COMMUNICATIONS — (continued)
	Ziff Davis Media, Inc. (h)	12,260	123
Media Total			142
COMMUNICATIONS TOTAL			142
CONSUMER CYCLICAL — 0.0%
Airlines — 0.0%
	Delta Air Lines, Inc.(i)(k)	1,135	12,916
Airlines Total			12,916
CONSUMER CYCLICAL TOTAL			12,916
CONSUMER DISCRETIONARY — 0.1%
Auto Components — 0.1%
	Lear Corp (k)	11,400	771,096
Auto Components Total			771,096
CONSUMER DISCRETIONARY TOTAL			771,096
CONSUMER NON-CYCLICAL — 0.0%
Commercial Services — 0.0%
	World Color Press, Inc. (k)	12,425	115,553
Commercial Services Total			115,553
CONSUMER NON-CYCLICAL TOTAL			115,553
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
	Adelphia Recovery Trust (h)(k)	1,410,902	14,109
Diversified Financial Services Total			14,109
FINANCIALS TOTAL			14,109
INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
	Loral Space & Communications, Inc. (k)	101	3,193
Communications Equipment Total			3,193
INFORMATION TECHNOLOGY TOTAL			3,193
TECHNOLOGY — 0.1%
Software — 0.1%
	Quadramed Corp. (k)	84,873	712,084
Software Total			712,084
TECHNOLOGY TOTAL			712,084
TRANSPORTATION — 0.0%
Automotive — 0.0%
	BHM Technologies (h)	115,119	1,151
Automotive Total			1,151
TRANSPORTATION TOTAL			1,151

26

		Shares	Value ($)
Common Stocks — (continued)
	Total Common Stocks (cost of $6,235,828)		1,630,244

		Units
Warrants — 0.1%
COMMUNICATIONS — 0.0%
Media — 0.0%
Multimedia — 0.0%
Haights Cross Communications	Expires 12/10/11(h)(j)(k)	1,366	—
			—
	Media Total		—
Telecommunication Services — 0.0%
Colo.Com, Inc.	Expires 03/15/10(b)(h)(j)(k)	1,145	—
	Telecommunication Services Total		—
	COMMUNICATIONS TOTAL		—
CONSUMER CYCLICAL — 0.1%
Auto Parts & Equipment — 0.1%
Lear Corp.	Expires 11/09/14(k)	6,251	395,063
	Auto Parts & Equipment Total		395,063
	CONSUMER CYCLICAL TOTAL		395,063
CONSUMER NON-CYCLICAL — 0.0%
Commercial Services — 0.0%
World Color Press, Inc.	Expires 07/14/20(k)	14,084	50,210
	Commercial Services Total		50,210
	CONSUMER NON-CYCLICAL TOTAL		50,210

	Total Warrants (cost of $676,316)		445,273

		Par (a)
Short-Term Obligation — 6.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10, at 0.000%, collateralized by a U.S. Government Agency obligation maturing 01/15/13, market value $49,101,038 (repurchase proceeds $48,135,000)	48,135,000	48,135,000

	Total Short-Term Obligation (cost of $48,135,000)		48,135,000

	Total Investments — 98.4% (cost of $789,205,020)(l)(m)		794,343,847

	Other Assets & Liabilities, Net — 1.6%		13,190,421

	Net Assets — 100.0%		807,534,268

27

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days or less are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

28

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$63,714,822	$—	$63,714,822
Communication	—	102,468,793	308,833	102,777,626
Consumer Cyclical	—	103,852,445	120,548	103,972,993
Consumer Non-Cyclical	—	109,813,232	—	109,813,232
Diversified	—	14,535,825	—	14,535,825
Energy	—	124,703,286	—	124,703,286
Financials	—	86,158,981	2,503,061	88,662,042
Industrials	—	60,681,415	164,989	60,846,404
Technology	—	13,998,005	—	13,998,005
Utilities	—	52,839,048	—	52,839,048
Total Corporate Fixed-Income Bonds & Notes	—	732,765,852	3,097,431	735,863,283
Preferred Stock
Financials	—	2,893,946	—	2,893,946
Transportation	—	—	14	14
Total Preferred Stock	—	2,893,946	14	2,893,960
Total Convertible Preferred Stock	—	3,337,484	—	3,337,484
Convertible Bonds
Communication	—	—	390	390
Consumer Cyclical	—	31,809	—	31,809
Consumer Discretionary	—	2,006,404	—	2,006,404
Total Convertible Bonds	—	2,038,213	390	2,038,603
Common Stocks
Communication	—	—	142	142
Consumer Cyclical	12,916	—	—	12,916
Consumer Discretionary	771,096	—	—	771,096
Consumer Non-Cyclical	115,553	—	—	115,553
Financials	—	—	14,109	14,109
Information Technology	3,193	—	—	3,193
Technology	712,084	—	—	712,084
Transportation	—	—	1,151	1,151
Total Common Stocks	1,614,842	—	15,402	1,630,244
Total Warrants	445,273	—	—	445,273
Total Short-Term Obligation	—	48,135,000	—	48,135,000
Total Investments	$2,060,115	$789,170,495	$3,113,237	$794,343,847

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

29

The following table reconciles asset balances for the nine month period ending December 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of December 31, 2009
Common Stocks
Communications	$142	$—	$—	$—	$—	$—	$142
Financials	14,109	—	—	—	—	—	14,109
Transportation	1,151	—	—	—	—	—	1,151
Preferred Stocks							—
Transportation	14	—	—	—	—	—	14
Convertible Bonds							—
Communications	390	—	—	—	—	—	390
Corporate Fixed-Income Bonds & Notes							—
Communications	611,816	—	(38,317)	(160,347)	(119,328)	15,009	308,833
Consumer Cyclical	127,700	5,223	1,774	(2,228)	(11,921)	—	120,548
Financials	—	—	—	524,917	—	1,978,144	2,503,061
Industrials	700,645	(71,709)	(965,627)	1,566,259	(1,064,579)	—	164,989
	$1,455,967	$(66,486)	$(1,002,170)	$1,928,601	$(1,195,828)	$1,993,153	$3,113,237

30

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at December 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $1,928,601.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities, which are not illiquid except for the following, amounted to $152,994,831, which represents 19.3% of net assets.

Acquisition
	Security	Date	Shares/Par	Cost	Value
	Colo.Com, Inc. 13.875% 03/15/10	01/12/04	$945,502	$171,420	$—
	Quadramed Corp., 5.50% Convertible Preferred Stock	06/21/05	246,600	5,957,100	3,337,484
	Sovereign Real Estate Investment Corp., 12.00% Preferred Stock	08/21/00-10/17/06	2,581	2,524,923	2,893,946
	Trinity Acquisition Ltd., 12.875%12/31/16	03/06/09	1,840,000	1,840,000	2,503,061
$8,734,491

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(d)	Parenthetical date represents the next interest rate reset date for the security.
(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2009, the value of these securities amounted to $6,785,908, which represents 0.8% of net assets.

(f)	Loan participation agreement.
(g)	The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2009, the value of these securities amounted to $1,788,754, which represents 0.2% of net assets.
(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2009, the value of these securities amounted to $3,113,237, which represents 0.3% of net assets.

(i)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(j)	Security has no value.
(k)	Non-income producing security.
(l)	Cost for federal income tax purposes is $789,205,020.
(m)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$51,390,017	$(46,251,190)	$5,138,827

Acronym	Name
CAD	Canadian Dollar
PIK	Payment-In-Kind

31

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia LifeGoal Balanced Growth Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.1%
	Columbia Acorn International, Class Z	609,740	20,889,687
	Columbia Acorn USA, Class Z	475,781	11,033,358
	Columbia Cash Reserves, Capital Class Shares	2	2
	Columbia Contrarian Core Fund, Class Z	1,918,796	23,773,885
	Columbia Convertible Securities Fund, Class Z	932,129	12,033,781
	Columbia Disciplined Value Fund, Class Z	1,556,628	15,566,281
	Columbia Emerging Markets Fund, Class Z	1,813,590	19,913,218
	Columbia High Income Fund, Class Z	4,814,575	37,361,100
	Columbia Income Fund, Class Z	4,924,001	46,285,613
	Columbia International Value Fund, Class Z	2,906,756	41,246,861
	Columbia Large Cap Core Fund, Class Z	2,040,258	23,666,991
	Columbia Large Cap Growth Fund, Class Z	775,742	15,724,296
	Columbia Large Cap Value Fund, Class Z	1,540,279	15,741,651
	Columbia Marsico Focused Equities Fund, Class Z	796,731	15,584,067
	Columbia Marsico International Opportunities Fund, Class Z	1,917,304	20,476,810
	Columbia Mid Cap Growth Fund, Class Z	1,288,951	26,436,393
	Columbia Mid Cap Value Fund, Class Z	2,386,992	26,447,868
	Columbia Select Large Cap Growth Fund, Class Z	1,561,987	15,838,543
	Columbia Small Cap Growth Fund I, Class Z	229,575	5,528,171
	Columbia Small Cap Growth Fund II, Class Z	579,370	5,492,432
	Columbia Small Cap Value Fund II, Class Z	1,993,878	21,912,716
	Columbia Total Return Bond Fund, Class Z	13,101,907	126,695,438
	Columbia U.S. Treasury Index Fund, Class Z	502,894	5,572,069
	Columbia Value and Restructuring Fund, Class Z	368,243	15,757,099

	Total Investment Companies (cost of $539,448,732)		568,978,330

1

Value ($)
Total Investments — 100.1% (cost of $539,448,732)(b)(c)	568,978,330

Other Assets & Liabilities, Net — (0.1)%	(581,815)

Net Assets — 100.0%	568,396,515

Notes to Investment Portfolio:
*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund’s portfolio as of December 31, 2009.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $539,448,732.
(c)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$68,200,691	$(38,671,093)	$29,529,598

2

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia LifeGoal Growth Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.1%
	Columbia Acorn International, Class Z	428,857	14,692,655
	Columbia Acorn USA, Class Z	503,400	11,673,854
	Columbia Contrarian Core Fund, Class Z	2,159,948	26,761,759
	Columbia Convertible Securities Fund, Class Z	679,508	8,772,453
	Columbia Disciplined Value Fund, Class Z	1,760,785	17,607,848
	Columbia Emerging Markets Fund, Class Z	1,896,757	20,826,387
	Columbia International Value Fund, Class Z	2,032,242	28,837,517
	Columbia Large Cap Core Fund, Class Z	2,299,930	26,679,184
	Columbia Large Cap Growth Fund, Class Z	878,408	17,805,338
	Columbia Large Cap Value Fund, Class Z	1,737,335	17,755,566
	Columbia Marsico Focused Equities Fund, Class Z	896,293	17,531,491
	Columbia Marsico International Opportunities Fund, Class Z	1,352,563	14,445,370
	Columbia Mid Cap Growth Fund, Class Z	2,016,168	41,351,599
	Columbia Mid Cap Value Fund, Class Z	3,736,902	41,404,869
	Columbia Select Large Cap Growth Fund, Class Z	1,770,258	17,950,415
	Columbia Small Cap Growth Fund I, Class Z	242,458	5,838,395
	Columbia Small Cap Growth Fund II, Class Z	611,084	5,793,075
	Columbia Small Cap Value Fund II, Class Z	2,104,651	23,130,109
	Columbia U.S. Treasury Index Fund, Class Z	330,650	3,663,606
	Columbia Value and Restructuring Fund, Class Z	414,785	17,748,655

	Total Investment Companies (cost of $383,109,921)		380,270,145

	Total Investments — 100.1% (cost of $383,109,921)(b)(c)		380,270,145

	Other Assets & Liabilities, Net — (0.1)%		(468,484)

	Net Assets — 100.0%		379,801,661

1

Notes to Investment Portfolio:
*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund’s portfolio as of December 31, 2009.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $383,109,921.
(c)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$50,768,313	$(53,608,089)	$(2,839,776)

2

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia LifeGoal Income and Growth Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.0%
	Columbia Acorn International, Class Z	69,666	2,386,752
	Columbia Acorn USA, Class Z	46,713	1,083,264
	Columbia Cash Reserves, Capital Class Shares	2,276,880	2,276,880
	Columbia Contrarian Core Fund, Class Z	234,403	2,904,258
	Columbia Convertible Securities Fund, Class Z	454,293	5,864,924
	Columbia Disciplined Value Fund, Class Z	190,075	1,900,753
	Columbia Emerging Markets Fund, Class Z	328,413	3,605,979
	Columbia High Income Fund, Class Z	1,937,791	15,037,255
	Columbia Income Fund, Class Z	1,121,290	10,540,121
	Columbia International Value Fund, Class Z	333,376	4,730,611
	Columbia Large Cap Core Fund, Class Z	249,074	2,889,261
	Columbia Large Cap Growth Fund, Class Z	94,432	1,914,146
	Columbia Large Cap Value Fund, Class Z	187,153	1,912,704
	Columbia Marsico Focused Equities Fund, Class Z	97,816	1,913,289
	Columbia Marsico International Opportunities Fund, Class Z	221,092	2,361,268
	Columbia Mid Cap Growth Fund, Class Z	139,520	2,861,554
	Columbia Mid Cap Value Fund, Class Z	257,924	2,857,803
	Columbia Select Large Cap Growth Fund, Class Z	190,040	1,927,004
	Columbia Short Term Bond Fund, Class Z	3,819,555	37,737,202
	Columbia Small Cap Growth Fund I, Class Z	22,212	534,861
	Columbia Small Cap Growth Fund II, Class Z	57,782	547,772
	Columbia Small Cap Value Fund II, Class Z	195,898	2,152,918
	Columbia Total Return Bond Fund, Class Z	2,965,056	28,672,089
	Columbia U.S. Treasury Index Fund, Class Z	190,940	2,115,615
	Columbia Value and Restructuring Fund, Class Z	44,877	1,920,291

	Total Investment Companies (cost of $135,304,416)		142,648,574

1

Value ($)

Total Investments — 100.0% (cost of $135,304,416)(b)(c)	142,648,574

Other Assets & Liabilities, Net — (0.0)%	(67,055)

Net Assets — 100.0%	142,581,519

Notes to Investment Portfolio:
*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund’s portfolio as of December 31, 2009.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $135,304,416.
(c)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$11,431,236	$(4,087,078)	$7,344,158

2

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia LifeGoal Income Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.2%
	Columbia Cash Reserves, Capital Class Shares	1,371,848	1,371,848
	Columbia Convertible Securities Fund, Class Z	118,338	1,527,749
	Columbia Disciplined Value Fund, Class Z	35,426	354,257
	Columbia High Income Fund, Class Z	614,354	4,767,389
	Columbia Income Fund, Class Z	200,291	1,882,740
	Columbia Large Cap Value Fund, Class Z	34,612	353,735
	Columbia Mid Cap Value Fund, Class Z	35,816	396,839
	Columbia Short Term Bond Fund, Class Z	1,065,496	10,527,102
	Columbia Small Cap Value Fund II, Class Z	19,523	214,561
	Columbia Total Return Bond Fund, Class Z	519,228	5,020,935
	Columbia U.S. Treasury Index Fund, Class Z	41,080	455,168
	Columbia Value and Restructuring Fund, Class Z	8,357	357,599
	Mortgage- and Asset-Backed Portfolio	359,841	3,281,746

	Total Investment Companies (cost of $29,057,767)		30,511,668

	Total Investments — 100.2% (cost of $29,057,767)(b)(c)		30,511,668

	Other Assets & Liabilities, Net — (0.2)%		(50,689)

	Net Assets — 100.0%		30,460,979

Notes to Investment Portfolio:
*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

1

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund’s portfolio as of December 31, 2009.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $29,057,767.
(c)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$1,911,094	$(457,193)	$1,453,901

2

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia Maryland Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.0%
EDUCATION — 9.5%
Education — 9.5%
MD Health & Higher Educational Facilities Authority
	College of Notre Dame,
	Series 1998,
	Insured: NPFGC
	4.600% 10/01/14	510,000	563,861
	Johns Hopkins University,
	Series 2008,
	5.000% 07/01/18	1,750,000	2,033,115
MD Industrial Development Financing Authority
	American Center for Physics,
	Series 2001,
	GTY AGMT: American Institute of Physics
	5.250% 12/15/15	1,000,000	1,081,650
MD University System of Maryland
	Series 2006,
	5.000% 10/01/15	3,545,000	4,112,306
	Series 2009 D:
	4.000% 04/01/21	1,980,000	2,086,881
	4.000% 04/01/22	2,060,000	2,144,831
	Series 2009,
	4.000% 10/01/18	3,000,000	3,248,010
MD Westminster Educational Facilities
	McDaniel College, Inc.,
	Series 2006,
	5.000% 11/01/17	500,000	526,250
Education Total			15,796,904
EDUCATION TOTAL			15,796,904
HEALTH CARE — 12.7%
Continuing Care Retirement — 4.6%
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A:
	5.000% 01/01/22	1,045,000	1,017,422
	5.000% 01/01/27	2,000,000	1,875,760
MD Gaithersburg
	Series 2009,
	6.000% 01/01/23	1,250,000	1,231,188
MD Health & Higher Educational Facilities Authority
	King Farm Presbyterian Community,
	Series 2007 A,
	5.250% 01/01/27	2,000,000	1,492,360
MD Howard County Retirement Authority
	Columbia Vantage House Corp.,
	Series 2007 A,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	5.250% 04/01/27	2,500,000	2,035,450
Continuing Care Retirement Total			7,652,180
Hospitals — 8.1%
MD Baltimore County
	Catholic Health Initiatives,
	Series 2006 A,
	5.000% 09/01/16	1,000,000	1,100,690
MD Health & Higher Educational Facilities Authority
	Carroll Hospital Center,
	Series 2006,
	4.500% 07/01/26	1,000,000	960,560
	Johns Hopkins Hospital:
	Series 1998,
	Insured: NPFGC
	5.000% 07/01/29	1,000,000	955,610
	Series 2008,
	5.000% 05/15/48 (05/15/15) (a)(b)	2,000,000	2,208,420
	Peninsula Regional Medical Center,
	Series 2006,
	5.000% 07/01/26	4,000,000	4,093,520
	Series 2010,
	5.000% 07/01/20 (c)	1,000,000	1,032,840
	Western Maryland Health System,
	Series 2006 A,
	Insured: NPFGC:
	5.000% 07/01/13	1,320,000	1,457,980
	5.000% 01/01/20	1,500,000	1,596,585
Hospitals Total			13,406,205
HEALTH CARE TOTAL			21,058,385
HOUSING — 8.8%
Multi-Family — 5.4%
MD Economic Development Corp.
	Salisbury State University Project,
	Series 1999 A:
	5.600% 06/01/10	195,000	196,063
	6.000% 06/01/19	815,000	803,451
	6.000% 06/01/30	1,850,000	1,718,558
	Series 1999 A,
	5.700% 06/01/12	1,000,000	1,017,210
	Towson University Project,
	Series 2007 A,
	5.250% 07/01/24	1,185,000	1,125,015
	University of Maryland - Baltimore Project,
	Series 2006,
	Insured: SYNC
	5.000% 07/01/20	600,000	553,794
	University of Maryland - College Park Project,
	Series 2006,
	Insured: CIFG:
	5.000% 06/01/17	1,000,000	1,007,050

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
	5.000% 06/01/19	1,000,000	986,680
MD Montgomery County Housing Opportunities Commission
	Series 2000 A,
	6.100% 07/01/30	1,500,000	1,508,715
Multi-Family Total			8,916,536
Single-Family — 3.4%
MD Community Development Administration Department of Housing & Community Development
	Series 1998-3, AMT,
	4.700% 04/01/10	1,685,000	1,694,638
	Series 1999 D, AMT,
	5.375% 09/01/24	2,410,000	2,424,821
	Series 2003,
	Insured: AGMC
	4.400% 07/01/21	1,500,000	1,520,640
MD Prince Georges County Housing Authority
	Series 2000 A, AMT,
	Guarantor: GNMA
	6.150% 08/01/19	5,000	5,042
Single-Family Total			5,645,141
HOUSING TOTAL			14,561,677
OTHER — 8.6%
Other — 3.2%
MD County of Montgomery
	Series 2009 A,
	5.000% 04/01/22	2,055,000	2,271,864
MD Transportation Authority
	Baltimore/Washington International Airport Parking Project,
	Series 2002 A,
	Insured: AMBAC
	4.500% 03/01/15	3,000,000	3,155,550
Other Total			5,427,414
Pool/Bond Bank — 0.7%
MD Water Quality Financing Administration Revolving Loan Fund
	Series 2008 A,
	5.000% 03/01/23	1,000,000	1,123,450
Pool/Bond Bank Total			1,123,450
Refunded/Escrowed(d) — 4.7%
MD Baltimore
	Series 1994 A
	Escrowed to maturity,
	5.000% 07/01/24	1,400,000	1,661,828
MD Queen Anne’s County
	Series 2000,
	Pre-refunded 01/15/10,
	Insured: FGIC

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	5.250% 01/15/14	1,200,000	1,214,316
MD Transportation Authority
	Series 1978,
	Escrowed to Maturity,
	6.800% 07/01/16	485,000	571,097
MD Washington Suburban Sanitation District
	Series 2000,
	Pre-refunded 06/01/10,
	5.250% 06/01/22	1,000,000	1,020,910
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Pre-refunded 01/01/11,
	Insured: AGMC
	5.500% 01/01/24	3,100,000	3,284,946
Refunded/Escrowed Total			7,753,097
OTHER TOTAL			14,303,961
OTHER REVENUE — 1.1%
Hotels — 1.1%
MD Baltimore
	Baltimore Hotel Corp.,
	Series 2006 A,
	Insured: SYNC
	5.250% 09/01/17	1,835,000	1,791,988
Hotels Total			1,791,988
OTHER REVENUE TOTAL			1,791,988
RESOURCE RECOVERY — 1.5%
Resource Recovery — 1.5%
MD Northeast Waste Disposal Authority
	Series 2003, AMT,
	Insured: AMBAC
	5.500% 04/01/10	2,500,000	2,528,450
Resource Recovery Total			2,528,450
RESOURCE RECOVERY TOTAL			2,528,450
TAX-BACKED — 42.4%
Local General Obligations — 24.1%
MD Anne Arundel County
	Series 2006:
	5.000% 03/01/15	2,000,000	2,320,580
	5.000% 03/01/18	3,300,000	3,726,591
MD Baltimore County
	Series 2006,
	5.000% 09/01/15	1,120,000	1,306,054
	Series 2008,
	5.000% 02/01/18	1,000,000	1,169,560

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MD Baltimore
	Series 2008 A,
	Insured: AGMC
	5.000% 10/15/22	2,000,000	2,236,900
MD Frederick County
	Series 2005,
	5.000% 08/01/14	3,000,000	3,471,150
	Series 2006:
	5.250% 11/01/18	2,005,000	2,369,950
	5.250% 11/01/21	2,500,000	2,996,525
MD Howard County
	Series 2002 A,
	5.250% 08/15/15	795,000	850,348
MD Laurel
	Series 1996 A,
	Insured: FGIC
	5.000% 10/01/11	1,530,000	1,535,355
MD Montgomery County
	Series 2001,
	5.250% 10/01/14	1,000,000	1,088,960
	Series 2005 A,
	5.000% 07/01/16	1,500,000	1,751,115
	Series 2007 A,
	5.000% 05/01/24	3,000,000	3,338,520
MD Prince Georges County
	Series 1999,
	Insured: AGMC
	5.000% 10/01/12	65,000	65,888
	Series 2000,
	5.125% 10/01/10	1,000,000	1,036,810
	Series 2001,
	Insured: FGIC:
	5.250% 12/01/11	4,825,000	5,257,416
	5.250% 12/01/12	2,000,000	2,186,040
	Series 2009 A,
	4.000% 09/15/18	3,000,000	3,256,020
Local General Obligations Total			39,963,782
Special Non-Property Tax — 8.4%
MD Baltimore
	Series 1996 A,
	Insured: FGIC
	5.900% 07/01/10	1,725,000	1,765,883
MD Department of Transportation
	Series 2002,
	5.500% 02/01/14	5,000,000	5,822,250
	Series 2008:
	4.000% 09/01/13	1,200,000	1,323,612
	5.000% 02/15/22	3,125,000	3,499,031
	Series 2009,

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	4.000% 06/15/21	1,495,000	1,575,416
Special Non-Property Tax Total			13,986,192
State Appropriated — 0.7%
MD Stadium Authority
	Series 1995,
	5.375% 12/15/13	500,000	501,870
NJ Transportation Trust Fund Authority
	Series 2006 A,
	5.250% 12/15/19	500,000	557,205
State Appropriated Total			1,059,075
State General Obligations — 9.2%
MD State
	Series 2002 A,
	5.500% 03/01/13	2,245,000	2,561,433
	Series 2003,
	5.250% 03/01/17	4,000,000	4,736,520
	Series 2009,
	5.000% 03/01/21	2,000,000	2,302,840
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2003 H,
	Insured: AMBAC
	5.500% 07/01/18	3,000,000	3,063,270
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,520,000	2,610,745
State General Obligations Total			15,274,808
TAX-BACKED TOTAL			70,283,857
TRANSPORTATION — 4.3%
Toll Facilities — 2.0%
MD State Transportation Authority
	Series 2009,
	5.000% 07/01/22	3,000,000	3,358,470
Toll Facilities Total			3,358,470
Transportation — 2.3%
DC Washington Metropolitan Area Transit Authority
	Series 1993,
	Insured: FGIC
	6.000% 07/01/10	350,000	359,380
	Series 2009 A,

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
	5.250% 07/01/23	3,000,000	3,349,230
Transportation Total			3,708,610
TRANSPORTATION TOTAL			7,067,080
UTILITIES — 9.1%
Investor Owned — 1.7%
MD Economic Development Corp.
	Potomac Electric Power Co.,
	Series 2009,
	6.200% 09/01/22	2,500,000	2,846,400
Investor Owned Total			2,846,400
Water & Sewer — 7.4%
MD Baltimore
	Series 2006 C,
	Insured: AMBAC
	5.000% 07/01/18	1,125,000	1,235,104
	Series 2007 DC,
	Insured: AMBAC
	5.000% 07/01/19	1,250,000	1,374,475
	Series 2008 A,
	5.000% 07/01/21	1,250,000	1,403,925
MD Washington Suburban Sanitation District
	Series 2009 A,
	4.000% 06/01/18	3,000,000	3,288,270
	Series 2009,
	4.000% 06/01/21	2,000,000	2,124,980
MD Water Quality Financing Administration
	Bay Restoration Fund,
	Series 2008,
	5.000% 03/01/21	2,500,000	2,758,475
Water & Sewer Total			12,185,229
UTILITIES TOTAL			15,031,629

	Total Municipal Bonds (cost of $157,260,723)		162,423,931

		Shares
Investment Companies — 1.6%
	Columbia Tax-Exempt Reserves, Capital Class
	(7 day yield of 0.150%) (e)(f)	1,551,000	1,551,000
	Dreyfus Tax-Exempt Cash Management Fund
	(7 day yield of 0.120%)	1,214,753	1,214,753

	Total Investment Companies (cost of $2,765,754)		2,765,753

7

Total Investments — 99.6% (cost of $160,026,477)(g)(h)	$165,189,684

Other Assets & Liabilities, Net — 0.4%	586,326

Net Assets — 100.0%	$165,776,010

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$162,423,931	$—	$162,423,931
Total Investment Companies	2,765,753	—	—	2,765,753
Total Investments	$2,765,753	$162,423,931	$—	$165,189,684

8

(a)		The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(b)		Parenthetical date represents the next interest rate reset date for the security.
(c)		Security purchased on a delayed delivery basis.
(d)		The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)		Investments in affiliates during the nine months ended December 31, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class
(7 day yield of 0.150%)

Shares as of 03/31/09:		3,983,131
Shares purchased:		41,532,238
Shares sold:		(43,964,369)
Shares as of 12/31/09:		1,551,000
Net realized gain/loss:		$—
Dividend income earned:		$13,329
Value at end of period:		$1,551,000

(f)		Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.
(g)		Cost for federal income tax purposes is $160,026,477.
(h)		Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,134,726	$(1,971,519)	$5,163,207

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

9

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia Masters International Equity Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.1%
	Columbia Acorn International, Class Z	860,516	29,481,295
	Columbia Multi-Advisor International Equity Fund, Class Z	10,266,844	116,939,348

	Total Investment Companies (cost of $190,712,531)		146,420,643

	Total Investments — 100.1% (cost of $190,712,531)(b)(c)		146,420,643

	Other Assets & Liabilities, Net — (0.1)%		(128,651)

	Net Assets — 100.0%		146,291,992

Notes to Investment Portfolio:
*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund’s portfolio as of December 31, 2009.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $190,712,531.
(c)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,859,887	$(48,151,775)	$(44,291,888)

1

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Mortgage- and Asset- Backed Portfolio

		Par ($)	Value ($)*
Mortgage-Backed Securities — 70.0%
Federal Home Loan Mortgage Corp.
	4.500% 09/01/24	1,751,034	1,801,575
	4.500% 11/01/24	993,424	1,022,097
	5.608% 08/01/37 (01/01/10) (a)(b)	890,679	942,440
	5.690% 06/01/37 (01/01/10) (a)(b)	837,179	887,671
	5.720% 06/01/36 (01/01/10) (a)(b)	1,027,445	1,080,853
	5.869% 04/01/37 (01/01/10) (a)(b)	203,165	215,663
	6.500% 11/01/32	7,970	8,608
Federal National Mortgage Association
	4.000% 03/01/39	992,316	959,028
	4.000% 12/01/39	709,043	685,186
	4.500% 11/01/24	1,499,057	1,543,731
	4.500% 02/01/39	1,598,978	1,597,646
	4.500% 04/01/39	239,517	239,341
	4.500% 09/01/39	1,935,901	1,934,287
	4.500% 11/01/39	698,555	697,973
	4.680% 06/01/19	114,465	115,963
	4.680% 09/01/19	215,000	216,079
	5.612% 10/01/37 (01/01/10) (a)(b)	702,275	742,861
	6.000% 09/01/36	1,546,981	1,643,184
	6.000% 08/01/37	5,330,000	5,653,964
	6.000% 02/01/38	239,891	254,472
	6.000% 06/01/38	591,257	626,825
	6.000% 11/01/38	4,067,805	4,320,772
	6.500% 10/01/37	316,135	338,906
	7.000% 02/01/32	12,117	13,439
Government National Mortgage Association
	4.500% 05/15/39	1,090,020	1,092,679
	7.000% 03/15/31	1,462	1,629

	Total Mortgage-Backed Securities (cost of $28,582,659)		28,636,872
Commercial Mortgage-Backed Securities — 19.7%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	95,848	97,571
	4.830% 08/15/38	123,627	126,481
	4.933% 02/13/42 (01/01/10) (a)(b)	140,679	137,522
	5.201% 12/11/38	474,847	456,278
	5.540% 09/11/41	55,000	53,567
	5.742% 09/11/42 (01/01/10) (a)(b)	145,000	139,649

1

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Bear Stearns Commercial Mortgage Securities, Inc.
	6.480% 02/15/35	182,988	189,400
Credit Suisse Mortgage Capital Certificates
	5.548% 02/15/39 (01/01/10) (a)(b)	50,000	50,134
	5.723% 06/15/39 (01/01/10) (a)(b)	110,000	87,982
First Union National Bank Commercial Mortgage
	6.141% 02/12/34	173,376	181,330
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	425,000	431,523
	5.349% 08/11/36	130,000	134,969
GMAC Commercial Mortgage Securities, Inc.
	5.485% 05/10/40 (01/01/10) (a)(b)	80,000	82,738
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (01/01/10) (a)(b)	430,000	436,451
	5.918% 07/10/38 (01/01/10) (a)(b)	310,000	282,640
GS Mortgage Securities Corp. II
	5.805% 08/10/45 (01/01/10) (a)(b)	125,000	107,331
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.122% 01/15/49	134,273	137,211
	5.170% 05/15/47	325,919	333,575
	5.255% 07/12/37 (a)(b)	30,000	30,766
	5.716% 02/15/51	135,000	107,146
LB-UBS Commercial Mortgage Trust
	4.810% 01/15/36 (01/11/10) (a)(b)	554,190	447,150
	4.853% 09/15/31	512,196	527,336
	5.430% 02/15/40	140,000	120,930
Merrill Lynch Mortgage Trust
	5.828% 06/12/50 (01/01/10) (a)(b)	445,483	376,806
Morgan Stanley Capital I
	4.970% 12/15/41	280,000	280,208
	4.989% 08/13/42	135,000	130,677
	5.332% 12/15/43	419,566	389,337
	5.447% 02/12/44 (01/01/10) (a)(b)	130,021	113,943
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	400,722	407,444
Wachovia Bank Commercial Mortgage Trust
	4.039% 10/15/41	192,198	191,884

2

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	4.748% 02/15/41	265,000	261,680
	4.980% 11/15/34	85,000	87,304
	5.037% 03/15/42	295,000	300,794
	5.209% 10/15/44 (01/01/10) (a)(b)	470,000	467,764
	5.609% 03/15/45 (01/01/10) (a)(b)	45,000	35,577
	5.765% 07/15/45 (01/01/10) (a)(b)	240,000	217,378
	5.997% 06/15/45	85,000	85,281

	Total Commercial Mortgage-Backed Securities (cost of $7,906,458)		8,045,757
Asset-Backed Securities — 8.7%
Capital Auto Receivables Asset Trust
	5.020% 09/15/11	112,499	114,103
Capital One Multi-Asset Execution Trust
	0.313% 09/15/15 (01/15/10) (a)(b)	320,000	313,838
	1.333% 04/15/13 (01/15/10) (a)(b)	205,000	205,488
Citibank Credit Card Issuance Trust
	0.257% 05/21/12 (02/22/10) (a)(b)	230,000	229,690
	0.315% 02/09/15 (02/08/10) (a)(b)	385,000	375,893
Discover Card Master Trust
	0.553% 01/15/13 (01/15/10) (a)(b)	130,000	128,511
Discover Card Master Trust I
	0.333% 08/15/12 (01/15/10) (a)(b)	160,000	159,541
Ford Credit Auto Owner Trust
	5.160% 04/15/13	389,000	410,304
Franklin Auto Trust
	5.360% 05/20/16	100,000	103,533
Morgan Stanley Mortgage Loan Trust
	0.351% 10/25/36 (01/25/10) (a)(b)	36,919	36,942
SACO I, Inc.
	0.431% 04/25/35 (01/25/10) (a)(b)(c)	13,515	5,447
SLM Student Loan Trust
	0.314% 03/15/17 (03/15/10) (a)(b)	118,185	116,853
	0.334% 12/15/20 (03/15/10) (a)(b)	649,000	629,660
Soundview Home Equity Loan Trust
	0.531% 11/25/35 (01/25/10) (a)(b)	57,026	47,445
Terwin Mortgage Trust
	1.131% 07/25/34 (01/25/10) (a)(b)	53,293	37,466
USAA Auto Owner Trust
	5.070% 06/15/13	639,000	667,487

	Total Asset-Backed Securities (cost of $3,554,866)		3,582,201

3

		Par ($)	Value ($)
Collateralized Mortgage Obligations — 0.5%
NON - AGENCY — 0.5%
Bear Stearns Alt-A Trust
	0.511% 01/25/35 (01/25/10) (a)(b)	67,534	48,439
Morgan Stanley Mortgage Loan Trust
	0.451% 02/25/47 (01/25/10) (a)(b)	636,597	146,463
NON-AGENCY TOTAL			194,902

	Total Collateralized Mortgage Obligations (cost of $704,131)		194,902
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 06/15/12, market value $199,500 (repurchase proceeds $194,000)	194,000	194,000

	Total Short-Term Obligation (cost of $194,000)		194,000

	Total Investments — 99.4% (cost of $40,942,114)(d)(e)		40,653,732

	Other Assets & Liabilities, Net — 0.6%		232,400

	Net Assets — 100.0%		40,886,132

4

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Portfolio’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements) including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others were used in determining value for all securities in the Portfolio as of December 31, 2009.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the value of this security, which is not illiquid, amounted to $5,447, which represents less than 0.1% of net assets.

(d)	Cost for federal income tax purposes is $40,942,114.
(e)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$568,845	$(857,227)	$(288,382)

5

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia North Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 93.3%
EDUCATION — 5.4%
Education — 5.4%
NC Appalachian State University
	Series 1998,
	Insured: NPFGC
	5.000% 05/15/12	1,000,000	1,088,700
	Series 2005,
	Insured: NPFGC
	5.000% 07/15/21	1,485,000	1,558,330
NC Capital Facilities Finance Agency
	Brevard College Corp.,
	Series 2007,
	5.000% 10/01/26	1,000,000	796,960
	Johnson & Wales University,
	Series 2003 A,
	Insured: SYNC
	5.250% 04/01/21	1,000,000	1,003,160
	Meredith College,
	Series 2008,
	6.000% 06/01/31	1,000,000	1,004,530
	Wake Forest University,
	Series 2009,
	5.000% 01/01/26	1,000,000	1,104,390
NC University of North Carolina
	Series 2008 A,
	Insured: AGO
	5.000% 10/01/22	2,000,000	2,188,820
	Series 2009 B,
	4.250% 10/01/17	1,000,000	1,071,740
	Series 2009 C,
	4.500% 10/01/17	1,525,000	1,618,406
Education Total			11,435,036
EDUCATION TOTAL			11,435,036
HEALTH CARE — 9.1%
Continuing Care Retirement — 0.5%
NC Medical Care Commission
	Givens Estate, Inc.,
	Series 2007,
	5.000% 07/01/16	1,000,000	998,350
Continuing Care Retirement Total			998,350
Hospitals — 8.6%
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	1,058,190
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	2,000,000	1,787,640
	5.250% 10/01/27	1,000,000	827,210

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
NC Charlotte Mecklenburg Hospital Authority
	Carolinas Healthcare:
	Series 2007 A,
	Insured: AGMC
	5.000% 01/15/20	1,550,000	1,637,234
	Series 2008,
	5.250% 01/15/24	2,000,000	2,096,080
	Series 2009,
	5.000% 01/15/21	1,000,000	1,045,850
NC Medical Care Commission
	Novant Health,
	Series 2003 A:
	5.000% 11/01/13	3,000,000	3,293,520
	5.000% 11/01/17	2,000,000	2,089,120
	Wilson Medical Center,
	Series 2007,
	5.000% 11/01/19	3,385,000	3,441,800
NC Northern Hospital District of Surry County
	Series 2008,
	5.750% 10/01/24	1,000,000	1,008,390
Hospitals Total			18,285,034
HEALTH CARE TOTAL			19,283,384
HOUSING — 2.2%
Single-Family — 2.2%
NC Housing Finance Agency
	Series 1996 A-5, AMT,
	5.550% 01/01/19	1,345,000	1,387,018
	Series 1998 A-2, AMT,
	5.200% 01/01/20	585,000	585,205
	Series 1999 A-3, AMT,
	5.150% 01/01/19	825,000	825,272
	Series 1999 A-6, AMT,
	6.000% 01/01/16	345,000	345,452
	Series 2000 A-8, AMT:
	5.950% 07/01/10	280,000	280,666
	6.050% 07/01/12	210,000	210,359
	Series 2007 A-30, AMT,
	5.000% 07/01/23	1,000,000	1,011,770
Single-Family Total			4,645,742
HOUSING TOTAL			4,645,742

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — 0.7%
Forest Products & Paper — 0.7%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	Champion International Paper Co.,
	Series 1999, AMT,
	6.400% 11/01/24	1,500,000	1,506,255
Forest Products & Paper Total			1,506,255
INDUSTRIALS TOTAL			1,506,255
OTHER — 14.9%
Refunded/Escrowed(a) — 13.9%
NC Brunswick County
	Series 2000,
	Insured: AGMC,
	Pre-refunded 06/01/10,
	5.500% 06/01/20	1,000,000	1,031,810
NC Charlotte
	Series 2000,
	Pre-refunded 06/01/10,
	5.500% 06/01/12	1,000,000	1,031,810
NC Durham Water & Sewer Utility System
	Series 2001,
	Pre-refunded 06/01/11,
	5.250% 06/01/16	1,000,000	1,077,190
NC Eastern Municipal Power Agency
	Series 1986 A,
	Escrowed to Maturity,
	5.000% 01/01/17	2,165,000	2,459,483
	Series 1988 A,
	Pre-refunded 01/01/22,
	6.000% 01/01/26	1,000,000	1,285,280
NC Iredell County Public Facilities Corp.
	Series 2000,
	Insured: AMBAC,
	Pre-refunded 06/01/10,
	5.125% 06/01/18	2,180,000	2,245,945
NC Johnston County
	Series 2000,
	Insured: FGIC,
	Pre-refunded 03/01/10:
	5.500% 03/01/15	1,925,000	1,979,940
	5.500% 03/01/16	2,700,000	2,777,058
NC Orange County
	Series 2000,
	Pre-refunded 04/01/10:
	5.300% 04/01/17	1,000,000	1,032,470
	5.300% 04/01/18	3,445,000	3,556,859
NC Pitt County
	Series 2000 B,
	Insured: AGMC,
	Pre-refunded 04/01/10:
	5.500% 04/01/25	1,000,000	1,022,610
	5.750% 04/01/16	1,390,000	1,422,290
NC State of North Carolina
	Series 2001 A,
	Pre-refunded 03/01/11,
	4.750% 03/01/14	4,605,000	4,902,943

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
NC Wake County
	Series 1993,
	Insured: NPFGC,
	Escrowed to Maturity,
	5.125% 10/01/26	3,065,000	3,515,984
Refunded/Escrowed Total			29,341,672
Tobacco — 1.0%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1A,
	4.250% 06/01/12	2,000,000	2,012,260
Tobacco Total			2,012,260
OTHER TOTAL			31,353,932
TAX-BACKED — 37.6%
Local Appropriated — 18.1%
NC Burke County
	Series 2006 B,
	Insured: AMBAC
	5.000% 04/01/18	1,425,000	1,534,696
NC Cabarrus County
	Series 2001,
	5.500% 04/01/13	2,000,000	2,134,000
	Series 2007,
	Insured: AMBAC
	5.000% 02/01/13	400,000	441,044
	Series 2008,
	5.000% 06/01/22	1,545,000	1,653,876
NC Chapel Hill
	Series 2005,
	5.250% 06/01/21	1,360,000	1,463,333
NC Charlotte
	Series 2003 A,
	5.500% 08/01/16	2,550,000	2,805,561
NC Chatham County
	Series 2006,
	Insured: AMBAC
	5.000% 06/01/20	1,065,000	1,121,946
NC Concord
	Series 2001 A,
	Insured: NPFGC
	5.000% 06/01/17	1,490,000	1,585,047
NC Craven County
	Series 2007,
	Insured: NPFGC:
	5.000% 06/01/18	2,825,000	3,065,210
	5.000% 06/01/19	1,825,000	1,959,229
NC Cumberland County
	Series 2009 B1,
	5.000% 12/01/21	2,775,000	3,061,435

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NC Dare County
	Series 2005,
	Insured: NPFGC
	5.000% 06/01/20	3,005,000	3,143,230
NC Gaston County
	Series 2005,
	Insured: NPFGC
	5.000% 12/01/15	1,350,000	1,506,195
NC Greenville
	Series 2004,
	Insured: AMBAC
	5.250% 06/01/22	2,180,000	2,311,432
NC Harnett County
	Series 2009,
	Insured: AGO
	5.000% 06/01/22	1,880,000	2,031,603
NC Henderson County
	Series 2006 A,
	Insured: AMBAC
	5.000% 06/01/16	1,060,000	1,145,076
NC Mecklenburg County
	Series 2009 A,
	5.000% 02/01/23	1,000,000	1,092,790
NC New Hanover County
	Series 2005,
	Insured: AMBAC
	5.000% 09/01/18	1,755,000	1,948,875
NC Randolph County
	Series 2004,
	Insured: AGMC
	5.000% 06/01/14	1,640,000	1,852,888
NC Sampson County
	Series 2006,
	Insured: AGMC
	5.000% 06/01/16	1,000,000	1,126,990
NC Wilmington
	Series 2006 A,
	5.000% 06/01/17	1,005,000	1,122,686
Local Appropriated Total			38,107,142
Local General Obligations — 14.2%
NC Cabarrus County
	Series 2006:
	5.000% 03/01/15	1,000,000	1,159,210
	5.000% 03/01/16	1,000,000	1,159,610
NC Charlotte
	Series 2002 C:
	5.000% 07/01/20	1,570,000	1,644,889
	5.000% 07/01/22	1,265,000	1,319,597

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NC Craven County
	Series 2002,
	Insured: AMBAC
	5.000% 05/01/19	1,000,000	1,082,300
NC Forsyth County
	Series 2009,
	4.000% 03/01/17	1,510,000	1,665,651
NC Gaston County
	Series 2002,
	Insured: AMBAC
	5.250% 06/01/20	1,500,000	1,673,490
NC High Point
	Series 2002,
	Insured: NPFGC
	4.500% 06/01/14	1,275,000	1,382,279
NC Iredell County
	Series 2006,
	5.000% 02/01/19	2,420,000	2,684,554
NC Mecklenburg County
	Series 1993,
	6.000% 04/01/11	1,000,000	1,069,490
	Series 2009 A,
	5.000% 08/01/19	1,000,000	1,174,770
NC New Hanover County
	Series 2001,
	4.600% 06/01/14	1,750,000	1,876,700
	Series 2009,
	5.000% 12/01/17	1,170,000	1,359,540
NC Orange County
	Series 2005 A,
	5.000% 04/01/22	2,000,000	2,181,940
NC Wake County
	Series 2009:
	4.000% 02/01/18	2,000,000	2,194,500
	5.000% 03/01/20	5,000,000	5,806,900
NC Wilmington
	Series 1997 A,
	Insured: FGIC
	5.000% 04/01/11	460,000	466,242
Local General Obligations Total			29,901,662
Special Non-Property Tax — 2.9%
NC Charlotte
	Storm Water Fee,
	Series 2006,
	5.000% 06/01/17	1,120,000	1,282,378
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: NPFGC
	5.500% 07/01/18	3,500,000	3,693,095

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/20	1,200,000	1,220,592
Special Non-Property Tax Total			6,196,065
State Appropriated — 1.3%
NC Infrastructure Finance Corp.
	Capital Improvement,
	Series A,
	Insured: AGMC
	5.000% 05/01/24	2,570,000	2,759,332
State Appropriated Total			2,759,332
State General Obligations — 1.1%
NC State
	Series 2001 A,
	4.750% 03/01/14	395,000	416,721
PR Commonwealth of Puerto Rico
	Series 2001 A,
	Insured: NPFGC
	5.500% 07/01/14	1,725,000	1,837,901
State General Obligations Total			2,254,622
TAX-BACKED TOTAL			79,218,823
TRANSPORTATION — 0.5%
Airports — 0.5%
NC Charlotte
	Charlotte/Douglas International Airport,
	Series 1999 B, AMT,
	Insured: NPFGC
	6.000% 07/01/24	1,000,000	1,010,720
Airports Total			1,010,720
TRANSPORTATION TOTAL			1,010,720
UTILITIES — 22.9%
Joint Power Authority — 5.6%
NC Eastern Municipal Power Agency
	Series 1993 B,
	Insured: FGIC
	6.000% 01/01/22	3,000,000	3,449,880
	Series 1993,
	Insured: AGO
	6.000% 01/01/22	1,000,000	1,160,110
	Series 2005,
	Insured: AMBAC
	5.250% 01/01/20	2,000,000	2,100,620
	Series 2008 A,
	Insured: AGO
	5.250% 01/01/19	1,500,000	1,627,290
NC Municipal Power Agency No. 1
	Series 2008 A:
	5.250% 01/01/17	1,185,000	1,327,591

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	5.250% 01/01/20	2,000,000	2,184,020
Joint Power Authority Total			11,849,511
Municipal Electric — 1.9%
NC Greenville Utilities Commission
	Series 2008 A,
	Insured: AGMC
	5.000% 11/01/18	1,040,000	1,160,536
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 TT,
	5.000% 07/01/22	1,000,000	1,009,020
	Series 2007 V V,
	Insured: NPFGC
	5.250% 07/01/25	1,690,000	1,744,418
Municipal Electric Total			3,913,974
Water & Sewer — 15.4%
NC Brunswick County
	Enterprise Systems,
	Series 2008 A,
	Insured: AGMC:
	5.000% 04/01/20	1,915,000	2,111,689
	5.000% 04/01/22	1,390,000	1,512,751
NC Cape Fear Public Utility Authority
	Series 2008,
	5.000% 08/01/20	1,000,000	1,127,180
NC Charlotte
	Water and Sewer Systems:
	Series 2002 A,
	5.500% 07/01/14	1,250,000	1,469,775
	Series 2008,
	5.000% 07/01/23	3,000,000	3,367,050
	Series 2009 B,
	5.000% 07/01/25	3,835,000	4,313,493
	Series 2009,
	4.000% 07/01/19	1,000,000	1,078,700
NC Concord Utilities System
	Series 2009,
	5.000% 12/01/19	1,500,000	1,671,135
NC Gastonia City
	Combined Utility System:
	Series 2009,
	Insured: AGO
	4.000% 05/01/17	1,205,000	1,283,506
NC Greensboro City
	Enterprise Systems,
	Series 2006:
	5.250% 06/01/22	1,200,000	1,434,744
	5.250% 06/01/17	2,000,000	2,350,800
	Series 2006,
	5.250% 06/01/23	2,000,000	2,417,060

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
NC High Point
	Combined Enterprise System,
	Series 2008,
	Insured: AGMC:
	5.000% 11/01/24	1,000,000	1,085,610
	5.000% 11/01/25	1,000,000	1,079,310
NC Raleigh
	Combined Enterprise System,
	Series 2006 A,
	5.000% 03/01/16	1,500,000	1,739,415
NC Winston Salem
	Water and Sewer System:
	Series 2007 A,
	5.000% 06/01/19	3,000,000	3,391,770
	Series 2009,
	5.000% 06/01/23	1,000,000	1,125,570
Water & Sewer Total			32,559,558
UTILITIES TOTAL			48,323,043
	Total Municipal Bonds (cost of $190,516,034)		196,776,935

		Shares
Investment Companies — 5.7%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%) (b)(c)	6,014,492	6,014,492
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.120%)	6,117,875	6,117,875

	Total Investment Companies (cost of $12,132,367)		12,132,367

	Total Investments — 99.0% (cost of $202,648,401)(d)(e)		208,909,302

	Other Assets & Liabilities, Net — 1.0%		2,074,968

	Net Assets — 100.0%		210,984,270

9

Notes to Investment Portfolio:
* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$196,776,935	$—	$196,776,935
Total Investment Companies	12,132,367	—	—	12,132,367
Total Investments	$12,132,367	$196,776,935	$—	$208,909,302

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Investments in affiliates during the nine months ended December 31, 2009:

10

	Security name: Columbia Tax-Exempt Reserves, Capital Class
	(7 day yield of 0.150%)

	Shares as of 03/31/09:		12,037,443
	Shares purchased:		43,161,029
	Shares sold:		(49,183,980)
	Shares as of 12/31/09:		6,014,492
	Net realized gain (loss):		$—
	Dividend income earned:		$14,342
	Value at end of period:		$6,014,492

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(d)	Cost for federal income tax purposes is $202,648,401.
(e)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$7,373,277	$(1,112,376)	$6,260,901

	Acronym	Name
	AGO	Assured Guaranty Ltd.
	AGMC	Assured Guaranty Municipal Corp.
	AMBAC	Ambac Assurance Corp.
	AMT	Alternative Minimum Tax
	FGIC	Financial Guaranty Insurance Co.
	NPFGC	National Public Finance Guarantee Corp.
	SYNC	Syncora Guarantee, Inc.

11

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 28.5%
BASIC MATERIALS — 0.9%
Chemicals — 0.2%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	4,910,000	5,289,283
Chemicals Total			5,289,283
Iron/Steel — 0.4%
ArcelorMittal USA, Inc.
	6.500% 04/15/14	5,900,000	6,297,041
Nucor Corp.
	5.000% 06/01/13	2,504,000	2,654,505
Iron/Steel Total			8,951,546
Metals & Mining — 0.3%
Vale Inco Ltd.
	7.750% 05/15/12	6,235,000	6,860,239
Metals & Mining Total			6,860,239
BASIC MATERIALS TOTAL			21,101,068
COMMUNICATIONS — 3.7%
Media — 1.3%
Comcast Corp.
	5.300% 01/15/14	6,100,000	6,510,493
	5.500% 03/15/11	2,885,000	3,019,072
News America, Inc.
	5.300% 12/15/14	4,775,000	5,161,278
Time Warner, Inc.
	6.875% 05/01/12	7,235,000	7,920,466
Viacom, Inc.
	4.375% 09/15/14	6,405,000	6,605,227
Media Total			29,216,536
Telecommunication Services — 2.4%
AT&T, Inc.
	4.950% 01/15/13	14,000,000	14,936,320
British Telecommunications PLC
	5.150% 01/15/13	6,505,000	6,783,323
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	10,000,000	10,852,780
Deutsche Telekom International Finance BV
	8.500% 06/15/10	5,000,000	5,167,130
Telefonica Emisiones SAU
	0.609% 02/04/13 (02/04/10) (a)(b)	10,875,000	10,705,872

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Vodafone Group PLC
	7.750% 02/15/10	4,800,000	4,836,672
Telecommunication Services Total			53,282,097
COMMUNICATIONS TOTAL			82,498,633
CONSUMER CYCLICAL — 0.3%
Retail — 0.3%
CVS Caremark Corp.
	5.750% 08/15/11	5,997,000	6,386,055
Retail Total			6,386,055
CONSUMER CYCLICAL TOTAL			6,386,055
CONSUMER NON-CYCLICAL — 4.0%
Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc.
	3.000% 10/15/12 (c)	7,000,000	7,032,795
Bottling Group LLC
	6.950% 03/15/14	7,425,000	8,543,264
Diageo Capital PLC
	5.200% 01/30/13	4,985,000	5,336,712
Diageo Finance BV
	3.875% 04/01/11	2,585,000	2,668,087
Miller Brewing Co.
	5.500% 08/15/13 (c)	3,236,000	3,445,495
SABMiller PLC
	5.700% 01/15/14 (c)	2,360,000	2,549,645
Beverages Total			29,575,998
Commercial Services — 0.3%
Yale University
	2.900% 10/15/14	7,000,000	6,974,135
Commercial Services Total			6,974,135
Food — 0.6%
ConAgra Foods, Inc.
	5.875% 04/15/14	6,840,000	7,453,883
HJ Heinz Finance Co.
	6.000% 03/15/12	5,110,000	5,481,420
	6.625% 07/15/11	652,000	700,111
Food Total			13,635,414
Healthcare Services — 0.6%
Roche Holdings, Inc.
	4.500% 03/01/12 (c)	9,000,000	9,452,853

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
UnitedHealth Group, Inc.
	5.500% 11/15/12	3,641,000	3,887,394
Healthcare Services Total			13,340,247
Pharmaceuticals — 1.2%
Abbott Laboratories
	5.600% 05/15/11	8,075,000	8,564,611
Express Scripts, Inc.
	5.250% 06/15/12	5,795,000	6,157,773
Merck & Co., Inc.
	1.875% 06/30/11	2,900,000	2,927,324
Pfizer, Inc.
	4.450% 03/15/12	1,000,000	1,057,649
Wyeth
	6.950% 03/15/11	7,031,000	7,510,950
Pharmaceuticals Total			26,218,307
CONSUMER NON-CYCLICAL TOTAL			89,744,101
ENERGY — 2.9%
Oil & Gas — 1.5%
Canadian Natural Resources Ltd.
	5.450% 10/01/12	4,100,000	4,386,869
	6.700% 07/15/11	2,000,000	2,142,452
Chevron Corp.
	3.450% 03/03/12	3,315,000	3,445,339
Conoco Funding Co.
	6.350% 10/15/11	10,500,000	11,423,590
Occidental Petroleum Corp.
	6.750% 01/15/12	2,750,000	3,008,924
Ras Laffan Liquefied Natural Gas Co. Ltd. III
	4.500% 09/30/12 (c)	9,250,000	9,563,149
Oil & Gas Total			33,970,323
Oil & Gas Services — 0.4%
Weatherford International Ltd.
	5.150% 03/15/13	6,885,000	7,210,165
Oil & Gas Services Total			7,210,165
Pipelines — 1.0%
Energy Transfer Partners LP
	8.500% 04/15/14	4,500,000	5,194,332
Enterprise Products Operating LLC
	4.600% 08/01/12	5,000,000	5,280,410
Plains All American Pipeline LP
	4.250% 09/01/12	5,500,000	5,675,912

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
TransCanada Pipelines Ltd.
	8.625% 05/15/12	5,850,000	6,638,633
Pipelines Total			22,789,287
ENERGY TOTAL			63,969,775
FINANCIALS — 12.0%
Banks — 7.8%
ANZ National International Ltd.
	6.200% 07/19/13 (c)	12,735,000	13,709,673
Bank of New York Mellon Corp.
	4.950% 11/01/12	2,625,000	2,827,070
	5.125% 08/27/13	5,760,000	6,218,076
Barclays Bank PLC
	5.200% 07/10/14	13,000,000	13,780,104
Capital One Bank
	5.750% 09/15/10	6,915,000	7,129,559
Citigroup, Inc.
	5.500% 10/15/14	14,000,000	14,175,434
Comerica Bank
	0.335% 05/10/10 (01/11/10) (a)(b)	6,282,000	6,272,866
	0.366% 05/26/11 (02/26/10) (a)(b)	1,590,000	1,546,666
Commonwealth Bank of Australia
	3.750% 10/15/14 (c)	13,000,000	13,031,616
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	3,500,000	3,594,927
	6.125% 11/15/11	6,160,000	6,642,845
Deutsche Bank AG
	4.875% 05/20/13	13,150,000	13,970,271
Fifth Third Bank
	4.200% 02/23/10	6,275,000	6,299,905
Goldman Sachs Group, Inc.
	5.300% 02/14/12	6,325,000	6,710,850
Keycorp
	6.500% 05/14/13	6,500,000	6,708,897
Merrill Lynch & Co., Inc.
	6.150% 04/25/13 (d)	2,000,000	2,140,314
Morgan Stanley
	4.250% 05/15/10	2,000,000	2,024,576
	6.600% 04/01/12	2,255,000	2,453,426
PNC Funding Corp.
	4.500% 03/10/10	4,000,000	4,026,244

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Svenska Handelsbanken AB
	2.875% 09/14/12 (c)	10,000,000	10,061,690
U.S. Bank N.A.
	6.300% 02/04/14	11,200,000	12,410,138
Wachovia Corp.
	0.471% 08/01/13 (02/01/10) (a)(b)	11,010,000	10,606,627
	2.051% 05/01/13 (02/01/10) (a)(b)	6,440,000	6,570,442
Banks Total			172,912,216
Diversified Financial Services — 2.3%
Bear Stearns Companies LLC
	6.950% 08/10/12	16,600,000	18,546,782
General Electric Capital Corp.
	0.411% 08/02/12 (02/02/10) (a)(b)	4,876,000	4,769,503
	0.411% 11/01/12 (02/01/10) (a)(b)	27,010,000	26,048,579
Lehman Brothers Holdings, Inc.
	3.950% 11/10/09 (e)(f)	5,365,000	1,113,238
Diversified Financial Services Total			50,478,102
Insurance — 1.4%
Berkshire Hathaway Finance Corp.
	5.000% 08/15/13	4,400,000	4,731,338
CNA Financial Corp.
	5.850% 12/15/14	2,260,000	2,227,546
Lincoln National Corp.
	4.750% 02/15/14	1,855,000	1,846,448
	5.650% 08/27/12	3,600,000	3,725,773
Metropolitan Life Global Funding I
	5.125% 04/10/13 (c)	8,650,000	9,163,723
Principal Life Income Funding Trusts
	0.455% 11/08/13 (02/08/10) (a)(b)	4,500,000	4,259,579
Prudential Financial, Inc.
	3.625% 09/17/12	2,000,000	2,029,586
	4.500% 07/15/13	3,750,000	3,792,409
Insurance Total			31,776,402
Real Estate Investment Trusts (REITs) — 0.5%
Duke Realty LP
	7.375% 02/15/15	6,340,000	6,686,056

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Simon Property Group LP
	4.875% 03/18/10	5,250,000	5,284,724
Real Estate Investment Trusts (REITs) Total			11,970,780
FINANCIALS TOTAL			267,137,500
INDUSTRIALS — 1.5%
Aerospace & Defense — 0.2%
United Technologies Corp.
	6.100% 05/15/12	1,719,000	1,879,800
	6.350% 03/01/11	2,000,000	2,119,744
Aerospace & Defense Total			3,999,544
Machinery — 0.3%
John Deere Capital Corp.
	4.500% 04/03/13	6,215,000	6,524,992
Machinery Total			6,524,992
Miscellaneous Manufacturing — 0.6%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	6,002,000	7,172,012
Tyco International Group SA
	6.375% 10/15/11	6,360,000	6,819,828
Miscellaneous Manufacturing Total			13,991,840
Transportation — 0.4%
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	5,405,000	5,820,775
Norfolk Southern Corp.
	8.625% 05/15/10	2,205,000	2,270,711
Transportation Total			8,091,486
INDUSTRIALS TOTAL			32,607,862
TECHNOLOGY — 1.2%
Computers — 0.7%
Hewlett-Packard Co.
	2.250% 05/27/11	6,225,000	6,313,407
International Business Machines Corp.
	6.500% 10/15/13	8,010,000	9,153,508
Computers Total			15,466,915
Networking & Telecom Equipment — 0.2%
Cisco Systems, Inc.
	5.250% 02/22/11	5,095,000	5,346,321
Networking & Telecom Equipment Total			5,346,321

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.3%
Oracle Corp.
	5.000% 01/15/11	6,625,000	6,889,364
Software Total			6,889,364
TECHNOLOGY TOTAL			27,702,600
UTILITIES — 2.0%
Electric — 1.5%
Consolidated Edison Co. of New York, Inc.
	4.875% 02/01/13	5,193,000	5,533,765
	5.550% 04/01/14	265,000	288,454
National Rural Utilities Cooperative Finance Corp.
	5.500% 07/01/13	9,325,000	10,093,408
Ohio Power Co.
	5.750% 09/01/13	5,870,000	6,372,807
Pacific Gas & Electric Co.
	4.200% 03/01/11	5,850,000	6,036,773
Virginia Electric Power
	5.100% 11/30/12	4,535,000	4,897,777
Electric Total			33,222,984
Gas — 0.5%
Atmos Energy Corp.
	5.125% 01/15/13	1,390,000	1,463,064
	7.375% 05/15/11	3,875,000	4,133,815
Sempra Energy
	8.900% 11/15/13	4,954,000	5,757,147
Gas Total			11,354,026
UTILITIES TOTAL			44,577,010

	Total Corporate Fixed-Income Bonds & Notes (cost of $622,603,888)		635,724,604
Collateralized Mortgage Obligations — 22.3%
AGENCY — 18.4%
Federal Home Loan Mortgage Corp.
	3.100% 08/15/19	7,881,546	7,733,304
	3.200% 07/15/19	23,000,391	23,327,673
	3.500% 01/15/17	2,058,839	2,107,489
	4.000% 09/15/15	934,352	947,553
	4.000% 12/15/17	21,190,195	21,899,007
	4.250% 04/15/33	1,954,396	2,014,608
	4.500% 12/15/14	1,077,361	1,081,916
	4.500% 03/15/17	837,116	858,073
	4.500% 08/15/28	2,167,391	2,264,008
	4.500% 11/15/32	7,643,912	7,885,036

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	4.750% 08/15/19	21,864,067	22,692,734
	4.750% 08/15/19	23,925,325	24,832,117
	5.000% 07/15/17	9,199,438	9,701,688
	5.000% 10/15/34	3,620,852	3,776,490
	5.000% 12/15/35	14,606,314	15,251,011
	5.000% 10/15/36	23,814,793	24,881,753
	5.000% 07/15/37	13,486,461	14,078,124
	5.125% 10/15/15	2,208,824	2,265,781
	5.350% 05/15/29	10,129,454	10,533,748
	5.500% 08/15/13	434,429	448,790
	5.500% 12/15/19	11,185,210	11,732,922
	5.500% 11/15/21	3,340,112	3,425,262
	5.500% 04/15/26	1,271,475	1,304,152
	5.500% 12/15/26	3,500,641	3,572,877
	5.500% 10/15/27	2,185,771	2,240,585
	5.500% 06/15/28	1,700,000	1,754,200
	5.500% 11/15/28	2,613,493	2,678,086
	5.500% 01/15/29	5,564,505	5,744,783
	5.500% 10/15/29	2,247,913	2,323,682
	5.500% 12/15/31 (g)	7,581,893	7,959,335
	6.000% 03/15/19	738,813	744,750
	6.000% 06/15/25	2,218,283	2,256,846
	6.000% 05/15/27	6,535,142	6,639,173
	6.000% 09/15/27	8,883,857	9,162,291
	7.000% 06/15/22	84,599	92,186
	I.O.,
	5.500% 05/15/27 (h)	221	—
Federal National Mortgage Association
	(i) 05/25/23	893,013	783,647
	3.000% 11/25/24	21,235,785	21,461,454
	3.500% 03/25/18	7,865,390	8,079,437
	4.000% 06/25/23	4,318,499	4,447,389
	4.250% 03/25/22	3,945,537	4,070,368
	4.500% 11/25/21	4,327,943	4,478,106
	4.500% 03/25/23	13,345,737	13,876,977
	4.500% 12/25/23	10,720,778	11,149,836
	5.000% 04/25/16	339,162	340,906
	5.000% 12/25/16	2,685,333	2,744,220
	5.000% 12/25/17	1,549,011	1,586,650
	5.000% 11/25/24	10,818,145	11,289,010

8

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	5.000% 12/25/24	12,660,553	13,187,169
	5.000% 04/25/31	1,547,332	1,589,856
	5.000% 09/25/33	3,191,732	3,358,632
	5.500% 12/25/29	5,766,732	6,018,411
	5.500% 06/25/30	1,200,480	1,253,517
	5.500% 01/25/33	18,327,003	19,193,584
Government National Mortgage Association
	4.000% 08/20/39	12,608,868	12,876,405
	4.500% 08/20/35	356,305	369,930
	4.500% 05/20/39	6,863,011	7,126,770
	5.000% 05/16/27	270,157	284,450
	5.000% 06/20/28	1,743,871	1,750,548
AGENCY TOTAL			411,529,305
NON - AGENCY — 3.9%
Bank of America Mortgage Securities
	4.557% 03/25/34 (01/01/10) (a)(b)	2,614,334	2,471,104
	5.076% 11/25/35 (01/01/10) (a)(b)	1,209,883	1,038,938
	5.250% 02/25/18	75,097	74,964
Bear Stearns Alt-A Trust
	3.304% 09/25/34 (01/01/10) (a)(b)	1,440,716	1,096,837
Chase Mortgage Finance Corp.
	5.997% 03/25/37 (01/01/10) (a)(b)	566,288	460,765
Countrywide Alternative Loan Trust
	0.631% 03/25/34 (01/25/10) (a)(b)	294,270	261,185
	5.250% 08/25/35	3,629,474	3,053,440
	5.500% 07/25/34	1,299,790	1,255,038
Countrywide Home Loan Mortgage Pass Through Trust
	0.731% 03/25/34 (01/25/10) (a)(b)	1,356,266	1,198,355
	5.500% 09/25/35	13,348,191	12,592,387
Credit Suisse Mortgage Capital Certificates
	5.000% 06/27/37 (01/01/10) (a)(b)(c)	8,725,480	8,708,902
	5.750% 02/25/36	151,885	150,867
GMAC Mortgage Corporation Loan Trust
	0.731% 05/25/18 (01/25/10) (a)(b)	1,394,700	1,293,222
IMPAC CMB Trust
	0.611% 08/25/35 (01/25/10) (a)(b)	992,964	229,378

9

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
JPMorgan Mortgage Trust
	5.629% 04/25/37 (01/01/10) (a)(b)	7,256,381	6,193,481
	5.755% 04/25/36 (01/01/10) (a)(b)	10,316,905	8,900,652
	5.985% 10/25/36 (01/01/10) (a)(b)	9,037,510	7,519,287
MASTR Asset Securitization Trust
	5.750% 05/25/36	6,274,505	6,054,164
Residential Accredit Loans, Inc.
	0.831% 07/25/32 (01/25/10) (a)(b)	23,216	16,440
Structured Asset Securities Corp.
	5.500% 05/25/33	206,955	206,979
	5.500% 07/25/33	108,863	108,321
	5.750% 04/25/33	1,441,099	1,352,918
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	2,090,048	1,765,655
Washington Mutual Mortgage Pass-Through Certificates
	5.607% 11/25/36 (01/01/10) (a)(b)	9,569,929	7,902,405
	6.038% 10/25/36 (01/01/10) (a)(b)	5,259,176	4,285,952
Wells Fargo Mortgage Backed Securities Trust
	4.500% 08/25/18	653,032	633,913
	4.964% 09/25/35 (01/01/10) (a)(b)	2,521,009	2,290,861
	5.240% 04/25/36 (01/01/10) (a)(b)	5,161,394	4,521,474
NON-AGENCY TOTAL			85,637,884

	Total Collateralized Mortgage Obligations (cost of $504,848,554)		497,167,189
Government & Agency Obligations — 14.0%
FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Financement-Quebec
	5.000% 10/25/12	9,921,000	10,467,945
Morocco Government AID Bond
	0.434% 05/01/23 (01/05/10) (a)(b)	1,147,500	1,050,353
Nova Scotia Province
	5.750% 02/27/12	1,985,000	2,127,380
Province of Ontario
	4.100% 06/16/14	13,175,000	13,749,628
Svensk Exportkredit AB
	4.875% 09/29/11	13,090,000	13,858,527

10

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
United Mexican States
	5.875% 02/17/14	5,025,000	5,464,687
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			46,718,520
U.S. GOVERNMENT OBLIGATIONS — 11.9%
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	31,361,510	32,530,228
U.S. Treasury Notes
	0.875% 02/28/11	57,000,000	57,138,054
	0.875% 03/31/11 (j)	1,500,000	1,502,754
	1.125% 06/30/11	37,000,000	37,150,294
	1.125% 12/15/12	33,500,000	32,963,330
	1.375% 09/15/12	20,000,000	19,906,240
	1.375% 10/15/12	85,000,000	84,521,875
U.S. GOVERNMENT OBLIGATIONS TOTAL			265,712,775

	Total Government & Agency Obligations (cost of $310,635,770)		312,431,295
Asset-Backed Securities — 13.5%
AmeriCredit Automobile Receivables Trust
	2.260% 05/15/12	9,920,000	9,962,765
	4.630% 06/06/12	5,113,920	5,129,585
	5.020% 11/06/12	4,807,292	4,913,445
	5.210% 09/06/13	1,289,332	1,324,079
	5.420% 08/08/11	11,172,970	11,350,052
	5.420% 05/07/12	12,126,487	12,312,572
	5.640% 09/06/13	9,091,475	9,336,678
	5.680% 12/12/12	6,343,000	6,530,223
Americredit Prime Automobile Receivable
	1.400% 11/15/12	4,500,000	4,498,661
	5.220% 06/08/12	10,476,200	10,634,799
Amresco Residential Securities Mortgage Loan Trust
	0.711% 07/25/28 (01/25/10) (a)(b)	14,774	9,057
BMW Floorplan Master Owner Trust
	1.383% 09/15/14 (01/15/10) (a)(b)(c)	15,000,000	15,000,004
BMW Vehicle Lease Trust
	2.910% 03/15/12	5,140,000	5,231,797
Capital Auto Receivables Asset Trust
	5.000% 04/15/11	239,701	241,721
	5.300% 05/15/14	1,750,000	1,844,235
Capital One Auto Finance Trust
	5.030% 04/15/12	2,528,970	2,554,813

11

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Capital One Prime Auto Receivables Trust
	5.470% 06/15/11	427,360	428,841
CitiFinancial Auto Issuance Trust
	2.590% 10/15/13 (c)	15,000,000	15,058,881
Cityscape Home Equity Loan Trust
	7.380% 07/25/28 (01/01/10) (a)(b)	616,323	586,092
	7.410% 05/25/28	13,501	12,641
CPS Auto Trust
	5.040% 09/15/11 (c)	306,294	308,211
	5.330% 11/15/12 (c)	7,253,177	7,383,701
Drive Auto Receivables Trust
	5.330% 04/15/14 (01/15/10) (a)(b)(c)	3,431,885	3,443,309
	5.540% 12/16/13 (01/15/10) (a)(b)(c)	5,454,280	5,551,762
Drivetime Auto Owner Trust
	5.227% 08/15/12 (01/15/10) (a)(b)(c)	673,331	683,682
Fifth Third Auto Trust
	4.070% 01/17/12	8,800,000	8,914,904
First Alliance Mortgage Loan Trust
	6.680% 06/25/25	63,952	51,009
	8.225% 09/20/27	185,033	144,951
First Plus Home Loan Trust
	7.720% 05/10/24 (01/01/10) (a)(b)	25,821	24,549
Ford Credit Auto Owner Trust
	5.160% 04/15/13	10,554,000	11,132,008
	5.240% 07/15/12	997,500	1,046,656
Franklin Auto Trust
	5.360% 05/20/16	2,498,000	2,586,257
GE Equipment Midticket LLC
	4.530% 06/14/11	2,364,866	2,384,575
GS Auto Loan Trust
	5.480% 12/15/14	11,140,000	11,587,365
IMC Home Equity Loan Trust
	7.080% 08/20/28	13,810	13,146
	7.500% 04/25/26	233,251	232,648
	7.520% 08/20/28	845,040	808,751
Long Beach Auto Receivables Trust
	4.250% 04/15/12	1,439,508	1,440,992
	4.522% 06/15/12	1,644,844	1,650,328
	4.972% 10/15/11	171,571	171,796
	5.500% 05/15/13	1,316,646	1,338,095
Marriott Vacation Club Owner Trust
	4.809% 07/20/31 (c)	9,576,973	9,515,173

12

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Merrill Auto Trust Securitization
	4.270% 12/15/10	642,928	644,714
	5.500% 03/15/12	4,200,000	4,335,387
Nissan Auto Receivables Owner Trust
	5.030% 05/16/11	432,860	437,349
Novastar Home Equity Loan
	1.011% 05/25/33 (01/25/10) (a)(b)	2,452,594	1,817,793
Residential Funding Mortgage Securities II, Inc.
	0.521% 08/25/33 (01/25/10) (a)(b)	18,744	10,802
	4.760% 07/25/28 (10/01/09) (a)(b)	38,289	38,526
SLM Student Loan Trust
	0.282% 07/25/17 (01/25/10) (a)(b)	12,800,000	12,668,090
	0.314% 03/15/17 (03/15/10) (a)(b)	989,827	978,670
	0.334% 12/15/20 (03/15/10) (a)(b)	10,947,000	10,620,787
Terwin Mortgage Trust
	1.131% 07/25/34 (01/25/10) (a)(b)	964,392	677,990
Triad Auto Receivables Owner Trust
	4.880% 04/12/13	19,805,170	20,316,831
	5.260% 11/14/11	768,058	769,488
	5.310% 05/13/13	13,705,000	14,185,278
UPFC Auto Receivables Trust
	5.010% 08/15/12	11,243,345	11,485,813
	5.490% 05/15/12	3,695,297	3,779,213
	5.530% 07/15/13	8,967,357	9,185,510
Volkswagen Auto Lease Trust
	3.410% 04/16/12	22,400,000	22,960,184

	Total Asset-Backed Securities (cost of $297,590,897)		302,287,234
Mortgage-Backed Securities — 11.7%
Federal Home Loan Mortgage Corp.
	3.388% 03/01/34 (01/01/10) (a)(b)	1,127,404	1,165,532
	4.000% 05/01/11	2,194,383	2,241,372
	4.000% 05/01/24	5,542,140	5,584,310
	4.000% 07/01/24	14,619,846	14,731,088
	4.500% 11/01/20	2,176,545	2,257,052
	4.500% 03/01/21	4,179,849	4,313,509
	4.500% 05/01/24	3,562,503	3,665,330
	4.500% 06/01/24	8,970,670	9,229,597
	4.500% 08/01/24	24,057,569	24,751,958
	4.500% 10/01/24	6,000,000	6,173,182
	4.900% 04/01/35 (01/01/10) (a)(b)	650,688	673,059
	5.000% 09/01/22	12,628,041	13,221,535

13

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.000% 01/01/24	7,172,613	7,505,947
	5.000% 02/01/24	5,284,541	5,532,904
	5.500% 05/01/17	84,899	90,375
	5.500% 09/01/17	309,067	329,002
	5.500% 01/01/19	8,789	9,367
	5.500% 07/01/19	372,044	396,507
	5.500% 12/01/20	4,353,123	4,633,912
	5.500% 01/01/21	8,109,631	8,632,725
	5.500% 02/01/21	7,294,221	7,741,925
	5.618% 01/01/36 (01/01/10) (a)(b)	2,090,105	2,199,362
	5.870% 07/01/36 (01/01/10) (a)(b)	69,270	73,210
	6.000% 03/01/17	38,936	41,710
	6.000% 04/01/17	44,916	48,115
	6.000% 06/01/17	3,050	3,267
	6.000% 08/01/17	135,352	144,993
	6.000% 08/01/21	1,092,156	1,168,240
	6.000% 09/01/21	395,913	423,494
	6.000% 10/01/21	4,895,883	5,236,949
	7.000% 11/01/28	230,682	257,343
	7.500% 09/01/15	57,874	63,040
	8.500% 07/01/30	39,619	45,869
	TBA,
	4.500% 12/01/15 (g)	11,000,000	11,302,500
Federal National Mortgage Association
	2.414% 06/01/33 (01/01/10) (a)(b)	1,806,835	1,836,330
	3.186% 07/01/34 (01/01/10) (a)(b)	1,762,642	1,797,523
	3.545% 03/01/34 (01/01/10) (a)(b)	1,746,381	1,798,875
	3.749% 04/01/34 (01/01/10) (a)(b)	1,650,160	1,712,792
	3.802% 06/01/34 (01/01/10) (a)(b)	966,171	996,842
	4.500% 11/01/14	1,411,621	1,457,402
	4.500% 07/01/24	5,768,015	5,939,908
	4.815% 06/01/35 (01/01/10) (a)(b)	2,340,318	2,442,049
	4.863% 01/01/35 (01/01/10) (a)(b)	1,691,907	1,752,013
	4.972% 07/01/35 (01/01/10) (a)(b)	1,623,016	1,703,411
	5.000% 07/01/22	13,186,099	13,801,700
	5.000% 08/01/24	7,269,331	7,604,161
	5.000% 10/01/24	17,879,790	18,705,132
	5.500% 05/01/21	971,516	1,030,837
	5.500% 11/01/21	5,162,151	5,477,356
	5.500% 10/01/23	5,254,791	5,563,040
	5.500% 01/01/24	7,668,707	8,118,558

14

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.500% 10/01/24	18,516,370	19,620,953
	5.617% 04/01/36 (01/01/10) (a)(b)	4,181,445	4,373,549
	5.662% 10/01/35 (01/01/10) (a)(b)	1,714,658	1,806,665
	5.749% 07/01/36 (01/01/10) (a)(b)	88,605	93,853
	6.000% 03/01/37	2,897,394	3,063,089
	6.105% 09/01/37 (01/01/10) (a)(b)	1,344,843	1,434,087
	6.500% 03/01/12	8,465	8,898
	7.500% 08/01/15	31,682	34,666
	7.500% 10/01/28	1,332,740	1,502,042
	7.500% 01/01/29	450,213	507,404
	8.000% 05/01/15	57,499	62,952
	8.000% 01/01/16	119,680	130,679
	8.000% 08/01/30	18,057	20,703
	8.000% 05/01/31	52,801	60,537
	8.000% 07/01/31	25,972	29,779
	9.000% 04/01/16	463	481
Government National Mortgage Association
	1.000% 03/20/30 (01/01/10) (a)(b)	54,404	56,123
	3.625% 07/20/18 (01/01/10) (a)(b)	263,456	270,839
	4.375% 04/20/22 (01/01/10) (a)(b)	648,207	666,017
	4.375% 04/20/22 (01/01/10) (a)(b)	864,653	887,841
	4.375% 06/20/29 (01/01/10) (a)(b)	234,845	241,506
	6.500% 09/15/13	20,286	21,807
	6.500% 03/15/32	1,981	2,134
	6.500% 11/15/33	238,573	254,669
	7.000% 11/15/13	31,725	33,910
	7.000% 04/15/29	58,609	65,239
	7.000% 08/15/29	2,930	3,261
	8.000% 10/15/17	258,944	285,574
	8.500% 04/15/10	8	8
Small Business Administration
	0.875% 06/25/22 (01/01/10) (a)(b)	162,633	161,423
	Total Mortgage-Backed Securities (cost of $256,336,799)		261,326,897
Commercial Mortgage-Backed Securities — 7.6%
Bear Stearns Commercial Mortgage Securities, Inc.
	5.085% 12/11/40	5,676,495	5,745,334
	5.694% 09/11/38 (01/01/10) (a)(b)	3,500,000	3,587,639
	6.480% 02/15/35	764,949	791,755
	7.590% 10/15/32	5,000,000	4,927,047

15

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
CS First Boston Mortgage Securities Corp.
	3.727% 03/15/35	424,540	427,538
	4.302% 07/15/36	1,057,622	1,059,796
	4.512% 07/15/37	1,714,854	1,714,883
CW Capital Cobalt Ltd.
	5.324% 05/15/46	1,084,655	1,112,233
GE Capital Commercial Mortgage Corp.
	4.599% 06/10/48	3,000,000	3,024,860
	4.970% 08/11/36	1,718,137	1,779,463
	6.070% 06/10/38	14,600,000	15,291,877
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	12,676,000	12,856,317
GS Mortgage Securities Corp. II
	4.475% 07/10/39	5,000,000	4,997,138
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.914% 07/12/37	3,314,361	3,376,169
	4.980% 02/15/51	2,995,418	3,064,724
	5.035% 12/15/44	2,116,187	2,122,791
	5.201% 08/12/37 (01/01/10) (a)(b)	13,249,881	13,515,103
	5.241% 05/15/45	2,498,116	2,540,266
	5.320% 06/12/47	1,934,323	1,972,039
	5.338% 05/12/45	4,497,438	4,590,309
	5.538% 02/12/49	9,740,590	9,973,267
	5.738% 02/15/51	5,110,146	5,237,614
JPMorgan Commercial Mortgage Finance Corp.
	6.812% 01/15/30	6,291,986	6,600,003
LB-UBS Commercial Mortgage Trust
	4.095% 03/15/27	3,807,970	3,861,837
	4.207% 11/15/27	3,571,054	3,591,818
	5.007% 04/15/30	2,050,000	2,087,351
	5.391% 02/15/40	4,095,935	4,187,282
	5.403% 02/15/40	5,526,335	5,301,071
	5.611% 04/15/41	2,325,041	2,406,941
	5.642% 12/15/25	2,057,189	2,108,702
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.480% 12/15/30 (01/01/10) (a)(b)	4,362,846	88,114
Morgan Stanley Capital I
	5.124% 03/12/44	252,374	252,949
	5.257% 12/15/43	2,993,891	3,059,560
	5.283% 11/12/41	1,372,000	1,390,996

16

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Morgan Stanley Dean Witter Capital I
	5.080% 09/15/37	5,000,000	5,095,219
	5.980% 01/15/39	5,350,000	5,602,560
Nationslink Funding Corp.
	7.104% 01/22/26	10,172,942	11,027,207
Prudential Securities Secured Financing Corp.
	7.506% 06/16/31 (01/01/10) (a)(b)	9,588,650	9,594,765
Salomon Brothers Mortgage Securities VII
	6.428% 12/18/35	1,027,077	1,060,922

	Total Commercial Mortgage-Backed Securities (cost of $169,679,074)		171,025,459
Short-Term Obligation — 2.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 06/15/12, market value $61,797,388 (repurchase proceeds $60,584,000)	60,584,000	60,584,000

	Total Short-Term Obligation (cost of $60,584,000)		60,584,000

	Total Investments — 100.3% (cost of $2,222,278,982)(k)(l)		2,240,546,678

	Other Assets & Liabilities, Net — (0.3)%		(7,672,377)

	Net Assets — 100.0%		2,232,874,301

17

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing within 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

18

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$635,724,604	$—	$635,724,604
Total Collateralized Mortgage Obligations	—	497,167,189	—	497,167,189
Government & Agency Obligations
Foreign Government Obligations	—	46,718,520	—	46,718,520
U.S. Government Obligations	265,712,775	—	—	265,712,775
Total Government & Agency Obligations	265,712,775	46,718,520	—	312,431,295
Total Asset-Backed Securities	—	302,287,234	—	302,287,234
Total Mortgage-Backed Securities	11,302,500	250,024,397	—	261,326,897
Total Commercial Mortgage-Backed Securities	—	171,025,459	—	171,025,459
Total Short-Term Obligation	—	60,584,000	—	60,584,000
Total Investments	277,015,275	1,963,531,403	—	2,240,546,678
Unrealized Appreciation on Futures Contracts	1,165,996	—	—	1,165,996
Total	$278,181,271	$1,963,531,403	$—	$2,241,712,674

The following table reconciles asset balances for the nine month period ending December 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of December 31, 2009
Collateralized Mortgage Obligations
Asset-Backed Securities	$85,507	$174	$(42,481)	$38,504	$(81,704)	$—	$—
	9,503,516	(2,064)	125,555	(3,882)	(9,623,125)	—	—
	$9,589,023	$(1,890)	$83,074	$34,622	$(9,704,829)	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities, which are not illiquid, amounted to $143,664,264, which represents 6.4% of net assets.

19

(d)	Investments in affiliates during the nine months ended December 31, 2009:

Security name: Merrill Lynch & Co., Inc., 6.150% 04/25/13

	Par as of 03/31/09:	$2,000,000
	Par purchased:	$—
	Par sold:	$—
	Par as of 12/31/09:	$2,000,000
	Net realized gain(loss):	$—
	Interest income earned:	$92,250
	Value at end of period:	$2,140,314

Merrill Lynch & Co., Inc. became an affiliate on January 1, 2009.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2009, the value of this security amounted to $1,113,238, which represents less than 0.1% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2009, the value of this security amounted to $1,113,238, which represents less than 0.1% of net assets.

(g)	Security purchased on a delayed delivery basis.
(h)	Security has no value.
(i)	Zero coupon bond.
(j)	The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2009, the total market value of securities pledged amounted to $1,502,754.
(k)	Cost for federal income tax purposes is $2,222,278,982.
(l)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$36,885,477	$(18,617,781)	$18,267,696

At December 31, 2009, the Fund held the following open short futures contracts:

Risk Exposure/Type Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation

2-Year U.S. Treasury Note	1,078	$233,134,345	$234,300,341	Mar-2010	$1,165,996

Acronym	Name

I.O.	Interest Only
TBA	To Be Announced

20

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia Short-Term Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 79.2%
EDUCATION — 2.9%
Education — 2.7%
DE University of Delaware
	Series 2009 A,
	2.000% 11/01/37 (06/01/11) (a)(b)	10,750,000	10,862,445
FL University Athletic Association, Inc.
	Series 2006,
	LOC: SunTrust Bank
	3.800% 10/01/31 (10/01/11) (a)(b)	3,510,000	3,562,510
GA Private Colleges & Universities Authority
	Emory University,
	Series 2008 B,
	5.000% 09/01/11	7,400,000	7,942,420
IL Educational Facilities Authority
	University of Chicago,
	Series 1998,
	3.375% 07/01/25 (02/03/14) (a)(b)	5,650,000	5,913,120
IN St. Joseph County Educational Facilities Revenue
	University Notre Dame Du Lac,
	Series 2005,
	3.875% 03/01/40 (03/01/12) (a)(b)	6,700,000	6,997,949
MA Development Finance Agency
	Boston University,
	Series 2009 V-2,
	2.875% 10/01/14	4,975,000	5,023,407
NJ Educational Facilities Authority
	Princeton University,
	Series 2008 K,
	5.000% 07/01/11	2,965,000	3,166,442
NY Troy Industrial Development Authority
	Rensselaer Polytechnic Institute,
	Series 2002 E,
	4.050% 04/01/37 (09/01/11) (a)(b)	2,500,000	2,568,700
PA University of Pittsburgh
	Series 2007,
	5.000% 08/01/10	10,125,000	10,394,325
	Series 2009 A,
	4.000% 09/15/10	4,720,000	4,841,776
TN State School Bond Authority
	Series 2009 A,
	2.000% 05/01/11	4,000,000	4,081,440
Education Total			65,354,534

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Student Loan — 0.2%
NM Educational Assistance Foundation
	Series 2009 C, AMT,
	3.900% 09/01/14	4,890,000	4,929,071
Student Loan Total			4,929,071
EDUCATION TOTAL			70,283,605
HEALTH CARE — 6.3%
Hospitals — 6.3%
AZ Health Facilities Authority
	Banner Health System,
	Series 2008 D,
	5.000% 01/01/12	2,000,000	2,113,820
CA City of Newport Beach
	Hoag Memorial Hospital,
	Series 2009 B,
	4.000% 12/01/38 (02/08/11) (a)(b)	5,500,000	5,664,945
CA Health Facilities Financing Authority
	Catholic Healthcare West:
	Series 2009 C,
	5.000% 07/01/37 (07/02/12) (a)(b)	15,250,000	16,073,957
	Series 2009 G,
	5.000% 07/01/28 (07/02/12) (a)(b)	3,000,000	3,177,780
	Series 2009 C,
	5.000% 07/01/34 (10/16/14) (a)(b)	12,000,000	12,870,360
CA Statewide Communities Development Authority
	Kaiser Hospital Asset Management,
	Series 2002 E,
	4.000% 11/01/36 (05/02/11) (a)(b)	15,830,000	16,315,031
CO Health Facilities Authority
	Catholic Health Initiatives:
	Series 2008 C-6,
	3.950% 09/01/36 (11/10/10) (a)(b)	4,125,000	4,205,603
	Series 2008 D,
	5.250% 10/01/38 (11/12/13) (a)(b)	2,500,000	2,752,325
	Series 2009 B,
	5.000% 07/01/39 (11/08/12) (a)(b)	2,250,000	2,417,333
FL Orange County Health Facilities Authority
	Orlando Health, Inc,;
	Series 2009,
	5.000% 10/01/14	2,000,000	2,136,900
IA Finance Authority
	Central Health System,
	Series 2009 F,
	5.000% 08/15/39 (08/15/12) (a)(b)	5,100,000	5,477,349
IL Finance Authority
	Advocate Healthcare Network,
	Series 2008 A3,
	3.875% 11/01/30 (05/01/12) (a)(b)	2,250,000	2,306,453
	Northwestern Memorial Hospital,
	Series 2009 A:
	5.000% 08/15/11	2,450,000	2,579,017

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	5.000% 08/15/12	5,130,000	5,548,505
	5.000% 08/15/13	3,500,000	3,830,365
IN Health Facility Financing Authority
	Ascension Health,
	Series 2001 A2,
	3.750% 11/15/36 (02/01/12) (a)(b)	9,675,000	10,063,645
KY Economic Development Finance Authority
	Catholic Health Initiatives,
	Series 2009 B,
	5.000% 05/01/39 (11/08/12) (a)(b)	2,000,000	2,177,440
MA Health & Educational Facilities Authority
	Caregroup, Inc.,
	Series 2008 E-2,
	5.000% 07/01/12	2,500,000	2,598,750
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A-2,
	(c) 08/01/10	5,750,000	5,725,505
MD Health & Higher Educational Facilities Authority
	Johns Hopkins Hospital,
	Series 2008,
	5.000% 05/15/42 (11/15/11) (a)(b)	4,450,000	4,735,557
MI Kent Hospital Financial Authority
	Spectrum Health,
	Series 2008 A,
	5.000% 01/15/47 (01/15/12) (a)(b)	1,300,000	1,363,986
NV Reno Hospital
	Renown Regional Medical Center Project,
	Series 2007 A:
	5.000% 06/01/11	650,000	665,724
	5.000% 06/01/12	815,000	843,223
	5.000% 06/01/13	500,000	520,910
OK Development Finance Authority
	Integris Baptist Medical Center,
	Series 2008 B,
	5.000% 08/15/11	4,590,000	4,874,350
PA Allegheny County Hospital Development Authority
	University of Pittsburgh Medical Center,
	Series 2008 A,
	5.000% 09/01/11	7,850,000	8,273,193
PA Washington County Hospital Authority
	Washington Hospital,
	Series 2007 A
	LOC: Wachovia Bank N.A.
	1.250% 07/01/37 (07/01/10) (a)(b)	4,200,000	4,204,578

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
TX Harris County Cultural Education Facilities Finance Corp.
	Methodist Hospital,
	Series 2009 B1,
	5.000% 12/01/28 (06/01/12) (a)(b)	10,000,000	10,784,400
TX Lubbock Health Facilities Development Corp.
	Series 2008 A,
	3.050% 07/01/30 (10/16/12) (a)(b)	5,000,000	5,065,750
TX Tarrant County Cultural Education Facilities Finance Corp.
	Scott and White Memorial Hospital,
	Series 2008,
	5.000% 08/15/11	1,275,000	1,344,462
UT City of Riverton
	IHC Health Services Inc,
	Series 2009,
	5.000% 08/15/13	1,400,000	1,542,660
Hospitals Total			152,253,876
HEALTH CARE TOTAL			152,253,876
HOUSING — 2.1%
Multi-Family — 1.2%
CT Housing Finance Authority
	Series 2008 D,
	4.750% 05/15/18	7,000,000	7,306,530
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31 (12/01/11) (a)(b)	3,025,000	3,122,163
IL State Housing Development Authority
	Series 2006 G,
	3.900% 01/01/10	1,595,000	1,595,000
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: AGMC
	4.250% 07/01/10	6,630,000	6,695,239
NY City Housing Development Corp.
	Series 2009 C2,
	5.000% 11/01/11	10,000,000	10,429,600
Multi-Family Total			29,148,532
Single-Family — 0.9%
DE Housing Authority
	Single Family Mortgage,
	Series 2008 B,
	4.250% 07/01/33	5,320,000	5,416,611
MA Housing Finance Agency
	Series 2009 D,
	4.000% 09/01/11	7,250,000	7,527,603
MI State Housing Development Authority
	Series 2009 C AMT,
	3.150% 12/01/10	3,830,000	3,851,678

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
VA Housing Development Authority Commonwealth Mortgage
	Series 2004 A, AMT,
	3.850% 04/01/10	2,400,000	2,409,768
VA Housing Development Authority
	Series 2004 A, AMT,
	3.900% 10/01/10	2,740,000	2,773,373
Single-Family Total			21,979,033
HOUSING TOTAL			51,127,565
INDUSTRIALS — 1.6%
Oil & Gas — 1.6%
CA Pollution Control Financing Authority
	BP West Coast Products, LLC,
	Series 2009,
	2.600% 12/01/46 (09/02/14) (a)(b)	5,000,000	5,073,950
GA Public Gas Partners, Inc.
	Series 2009:
	5.000% 10/01/12	2,300,000	2,493,959
	5.000% 10/01/14	3,630,000	4,006,177
Oil & Gas Total			38,059,476
IN City of Whiting
	BP PLC,
	Series 2008,
	2.800% 06/01/44 (06/02/14) (a)(b)	13,250,000	13,524,540
TX Gulf Coast Waste Disposal Authority
	BP Products North America,
	Series 2007,
	2.300% 01/01/42 (09/03/13) (a)(b)	10,000,000	10,180,700
TX Municipal Gas Acquisition & Supply Corp.
	Series 2006 A,
	5.000% 12/15/10	1,500,000	1,541,265
TX Municipal Gas Acquisition & Supply Corp. Il
	Series 2007,
	0.570% 09/15/10 (03/15/10) (a)(b)	1,270,000	1,238,885
INDUSTRIALS TOTAL			38,059,476
OTHER — 9.1%
Other — 1.6%
CA Infrastructure & Economic Development Bank
	J. Paul Getty Trust:
	Series 2007 A3,
	2.250% 10/01/47 (04/02/12) (a)(b)	5,175,000	5,301,063
	Series 2007 A4,
	1.650% 10/01/47 (04/01/11) (a)(b)	2,325,000	2,345,879

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
New York Liberty Development Corp.
	Series 2009 A,
	0.500% 12/01/49 (01/18/11) (a)(b)	22,000,000	21,929,600
United Nations Development Corp.
	Series 2009 A:
	4.000% 07/01/12	3,925,000	4,187,857
	4.500% 07/01/13	2,200,000	2,412,388
	5.000% 07/01/14	2,000,000	2,242,320
Other Total			38,419,107
Pool/Bond Bank — 0.2%
MI Municipal Bond Authority
	Series 2003 A,
	5.250% 06/01/10	1,900,000	1,930,780
	Series 2009 C3,
	LOC: ScotiaBank
	2.500% 08/20/10	3,935,000	3,983,401
Pool/Bond Bank Total			5,914,181
Recreation — 0.3%
OR Department of Administrative Services
	Series 2004 A,
	Insured: AGMC:
	3.000% 04/01/11	2,000,000	2,057,900
	5.000% 04/01/11	5,010,000	5,279,538
Recreation Total			7,337,438
Refunded/Escrowed(d) — 6.9%
CA Economic Recovery
	Series 2008 B,
	Pre-refunded 07/01/11,
	5.000% 07/01/23 (07/01/11) (a)(b)	5,650,000	6,024,200
CA State
	Series 2004 A:
	Escrowed to Maturity,
	Insured: NPFGC
	5.000% 07/01/10	7,770,000	7,953,527
	Pre-refunded 07/01/14,
	5.000% 07/01/15	1,170,000	1,359,177
CO E-470 Public Highway Authority
	Series 2000,
	Pre-refunded 09/01/10,
	(c) 09/01/35	27,000,000	4,101,300
FL Orlando Urban Community Development District
	Series 2001 A
	Pre-refunded 05/01/11,
	6.950% 05/01/33	7,850,000	8,447,306

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	6,955,000	7,024,550
IL Chicago Water Revenue
	Series 2000,
	Pre-refunded 11/01/10,
	5.875% 11/01/30	4,000,000	4,225,800
IL City of Chicago
	Series 2001,
	Pre-refunded 01/01/11,
	Insured: FGIC
	5.500% 01/01/31	2,000,000	2,102,100
IL Health Facilities Authority
	Riverside Health Systems,
	Series 2000,
	Pre-refunded 11/15/10,
	6.850% 11/15/29	4,000,000	4,267,960
LA State
	Series 2000 A,
	Pre-refunded 11/15/10,
	Insured: FGIC
	5.250% 11/15/17	5,005,000	5,220,866
MA Water Resources Authority
	Series 2000 A,
	Pre-refunded 08/01/10,
	Insured: FGIC
	5.750% 08/01/39	5,750,000	5,988,855
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988 AMT,
	Escrowed to Maturity,
	Insured: GNMA
	7.950% 03/01/13	3,000,000	3,560,820
MO State Health & Educational Facilities Authority
	SSM Healthcare System,
	Series 2001 A,
	Pre-refunded 06/01/11,
	5.250% 06/01/28	2,000,000	2,152,780
MS State
	Capital Improvements,
	Series 2002,
	Pre-refunded 11/01/12,
	Insured: FGIC
	5.250% 11/01/13	7,925,000	8,784,942
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 06/01/42	6,425,000	7,222,857
OH County of Hamilton
	Series 2000 B,
	Pre-refunded 12/01/10,
	5.250% 12/01/32	8,845,000	9,240,106

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
PA Philadelphia
	Series 2001,
	Pre-refunded 03/15/11,
	Insured: AGMC
	5.000% 09/15/31	8,000,000	8,435,360
PA State
	Series 2001,
	Pre-refunded 01/15/11,
	5.000% 01/15/12	12,500,000	13,213,125
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/16	5,475,000	6,305,996
TX City of Wichita Falls
	Series 2001,
	Pre-refunded 08/01/11,
	5.375% 08/01/20	1,500,000	1,612,200
TX County of Bexar
	Series 2000,
	Pre-refunded 08/15/10,
	Insured: NPFGC
	5.750% 08/15/22	9,915,000	10,241,699
TX State Turnpike Authority
	Series 1996
	Escrowed to Maturity,
	Insured: AMBAC
	(c) 01/01/11	2,500,000	2,486,800
VA Southeastern Public Services Authority
	Series 1993 A,
	Escrowed to Maturity,
	Insured: NPFGC
	5.250% 07/01/10	3,000,000	3,073,830
WI Badger TOB Asset Securitization Corp.
	Pre-Refunded to Various Dates,
	Series 2002,
	6.125% 06/01/27	11,690,000	12,663,777
	Series 2002,
	Pre-refunded 06/01/12,
	6.000% 06/01/17	20,000,000	22,296,400
Refunded/Escrowed Total			168,006,332
Tobacco — 0.1%
NJ Tobacco Settlement Financing Corporation
	Series 2007 1-A,
	4.125% 06/01/10	2,000,000	2,009,580
Tobacco Total			2,009,580
OTHER TOTAL			245,751,976

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — 0.3%
Recreation — 0.3%
FL State Board of Education
	Series 2006 A
	Insured: AMBAC
	5.000% 07/01/12	6,150,000	6,657,252
Recreation Total			6,657,252
OTHER REVENUE TOTAL			6,657,252
RESOURCE RECOVERY — 0.9%
Disposal — 0.1%
NY Babylon Industrial Development Agency
	Covanta Energy Corp.,
	Series 2009 A:
	5.000% 01/01/13	1,500,000	1,629,945
	5.000% 01/01/14	2,000,000	2,192,400
Disposal Total			3,822,345
Resource Recovery — 0.8%
FL County of Hillsborough
	Series 2006 A, AMT,
	Insured: AMBAC
	5.000% 09/01/14	3,025,000	3,248,305
FL Tampa Solid Waste System
	Series 1999 B, AMT,
	Insured: AMBAC
	5.250% 10/01/15	5,000,000	5,055,400
MD Northeast Waste Disposal Authority
	Series 2003, AMT,
	Insured: AMBAC
	5.500% 04/01/11	8,425,000	8,810,612
MS Business Finance Corp.
	Waste Management, Inc.,
	Series 2002, AMT,
	4.400% 03/01/27 (03/01/11) (a)(b)	2,375,000	2,399,938
Resource Recovery Total			19,514,255
RESOURCE RECOVERY TOTAL			23,336,600
TAX-BACKED — 38.7%
Local Appropriated — 0.7%
FL Palm Beach County School Board
	Series 2002 E,
	Insured: AMBAC
	5.250% 08/01/12	7,625,000	8,278,539
NY State Dormitory Authority
	Series 2008,
	5.000% 01/15/14	6,300,000	7,002,576
OK Tulsa County Industrial Authority
	Series 2009:
	4.000% 09/01/13	1,000,000	1,072,030
	5.500% 09/01/14	1,280,000	1,455,667
Local Appropriated Total			17,808,812

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — 10.8%
AK North Slope Borough
	Series 2000 B,
	Insured: NPFGC
	(c) 06/30/11	16,050,000	15,743,605
	Series 2008 A,
	4.000% 06/30/10	3,695,000	3,760,217
CA City of Los Angeles
	Series 2009 A,
	2.500% 09/01/11	8,250,000	8,488,095
CA Long Beach Community College District
	Series 2010 A,
	9.850% 01/15/13 (e)	13,875,000	16,678,166
CA Long Beach Unified School District
	Series 2009 A:
	4.000% 08/01/10	2,710,000	2,764,444
	4.000% 08/01/11	2,150,000	2,257,780
	5.000% 08/01/11	1,650,000	1,758,620
CA Los Angeles Unified School District
	Series 2007,
	5.000% 07/01/10	5,015,000	5,122,471
	Series 2009,
	3.000% 07/01/11	14,905,000	15,338,735
FL Miami Dade County School District
	Series 1996,
	Insured: NPFGC
	5.000% 07/15/11	5,895,000	6,238,796
GA Lowndes County School District
	Series 2007,
	5.000% 02/01/11	2,700,000	2,834,703
GA Richmond County Board of Education
	Series 2007,
	5.000% 10/01/10	2,000,000	2,070,820
GA Whitfield County School District
	Series 2009,
	5.000% 04/01/11	3,250,000	3,428,620
HI City & County of Honolulu
	Series 1993 B,
	8.000% 10/01/10	7,140,000	7,538,626
IL Chicago Board Education
	Series 1999 A,
	Insured: FGIC
	(c) 12/01/11	4,500,000	4,365,450
IL County of Cook
	Series 2009 C,
	5.000% 11/15/12	4,000,000	4,406,080
	Series 2009 D,
	5.000% 11/15/14	3,000,000	3,386,760

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
KS City of Spring Hill
	Series 2009 C,
	2.000% 09/01/11	5,475,000	5,493,177
KS City of Topeka
	Series 2009 B,
	4.000% 08/15/11	5,700,000	6,006,261
KS Sedgwick County Unified School District No. 259
	Series 2001,
	Insured: AGMC
	5.500% 09/01/11	5,100,000	5,516,058
MA City of Cambridge
	Series 2009,
	2.000% 03/15/11	2,715,000	2,768,540
MA Town of Plymouth
	Series 2009,
	3.000% 05/15/11	3,195,000	3,305,036
MD County of Prince Georges
	Series 2006,
	5.000% 09/15/10	4,900,000	5,065,473
MI Kent County Refuse Disposal Systems
	Series 2006 A,
	5.000% 11/01/10	7,605,000	7,905,321
MO St. Louis County Rockwood School District No. R-6
	Series 2001,
	5.250% 02/01/11	3,500,000	3,687,600
NJ City of Jersey City
	Series 2002 B,
	Insured: AMBAC
	5.000% 03/01/11	4,195,000	4,393,675
NM Albuquerque Municipal School District No. 12
	Series 2008,
	4.000% 08/01/10	6,300,000	6,437,718
NM Central Community College
	Series 2009,
	3.000% 08/15/11	5,525,000	5,741,580
NM City of Albuquerque
	Series 2009 A,
	3.000% 07/01/11	6,085,000	6,311,119
NM Santa Fe Public School District
	Series 2009,
	2.500% 08/01/11	7,000,000	7,214,060
NV Clark County School District
	Series 2003 D,
	Insured: NPFGC
	5.250% 06/15/10	4,000,000	4,085,640
NY New York
	Series 2007 E,
	5.000% 08/01/10	7,045,000	7,234,581

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
SC Beaufort County School District
	Series 2009 A,
	3.000% 03/01/10	5,100,000	5,123,358
SC Spartanburg County School District No. 5
	Series 2009,
	5.000% 05/01/11	6,220,000	6,584,430
TN County of Rutherford
	Series 2009,
	4.000% 04/01/12	10,000,000	10,615,000
TN Sevier County Public Building Authority
	Series 2009,
	4.000% 06/01/11	7,500,000	7,802,100
TN Shelby County
	Public Improvement,
	Series 2001 A,
	5.000% 04/01/11	6,250,000	6,608,063
TX Denver City Independent School District
	Series 2009,
	2.500% 02/15/11	3,785,000	3,867,248
TX Montgomery County
	Series 2006 B,
	SPA: DEPFA Bank, PLC
	5.000% 03/01/29 (09/01/10) (a)(b)	2,500,000	2,563,150
TX Plano Independent School District
	Series 2002,
	5.000% 02/15/12	3,335,000	3,633,783
	Series 2004,
	5.000% 02/15/12	7,000,000	7,627,130
VA City of Newport News
	Series 2009 B,
	3.250% 09/01/11	6,095,000	6,372,383
WA City of Seattle
	Series 2009,
	4.000% 05/01/11	8,655,000	9,057,458
WI City of Milwaukee
	Series 2001 T,
	5.250% 09/01/11	5,575,000	6,004,777
Local General Obligations Total			263,206,707
Special Non-Property Tax — 6.7%
AR Fayetteville
	Series 2005 B,
	Insured: NPFGC
	4.000% 12/01/11	6,830,000	7,252,914
CA State
	Series 2004 A,
	5.000% 07/01/15	1,690,000	1,840,951
	Series 2004 A

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Insured: NPFGC
	5.000% 07/01/10	1,675,000	1,709,857
	Series 2009 B,
	5.000% 07/01/23 (07/01/14) (a)(b)	14,500,000	15,872,135
CT State
	Series 1991 B,
	6.500% 10/01/10	3,905,000	4,083,498
	Series 2001 B,
	5.375% 10/01/14	15,780,000	16,990,799
FL Citizens Property Insurance Corp.
	Series 2007 A,
	Insured: NPFGC
	5.000% 03/01/13	15,000,000	15,606,000
FL Department of Environmental Protection
	Series 2008 A,
	5.000% 07/01/11	4,865,000	5,142,451
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.000% 07/01/10	18,450,000	18,866,416
FL Pasco County School District Sales Tax Revenue
	Series 2007,
	Insured: AGMC
	5.000% 10/01/10	4,500,000	4,651,020
FL St. Petersburg Public Improvement Revenue
	Series 2001,
	Insured: NPFGC
	5.000% 02/01/10	3,035,000	3,044,135
IL Regional Transportation Authority
	Series 1999,
	5.750% 06/01/11	8,125,000	8,695,862
MA School Building Authority
	Series 2005 A,
	Insured: AGMC
	5.000% 08/15/12	6,100,000	6,742,086
ND Fargo Sales Tax
	Series 2009 D,
	3.000% 11/01/11	5,040,000	5,230,865
NM State
	Series 2006 A,
	4.000% 07/01/13	3,000,000	3,126,780
	Series 2009 A,
	5.000% 07/01/14	7,895,000	9,085,645
NY Local Government Assistance Corp.
	Series 2001 A-1,
	5.000% 04/01/11	9,300,000	9,832,239

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NY New York City Transitional Finance Authority
	Series 2002,
	5.000% 11/01/12	3,500,000	3,886,960
	Series 2009 A,
	5.000% 11/01/11	4,830,000	5,209,107
	Series 2009 C1,
	5.000% 08/01/14	6,795,000	7,757,376
Virgin Islands Public Finance Authority
	Series 2009 B:
	5.000% 10/01/11	2,500,000	2,603,875
	5.000% 10/01/12	4,145,000	4,376,332
Special Non-Property Tax Total			161,607,303
State Appropriated — 7.5%
AL Public School & College Authority
	Series 2009 A,
	5.000% 05/01/14	9,000,000	10,071,810
AZ School Facilities Board
	Series 2005 A-1,
	5.000% 09/01/14	10,000,000	11,087,900
	Series 2008,
	5.500% 09/01/13	8,000,000	8,963,840
CA Statewide Communities Development Authority
	Series 2009,
	5.000% 06/15/13	18,200,000	19,357,884
KS Development Finance Authority
	Series 2004 F,
	Insured: AMBAC
	5.250% 10/01/11	2,250,000	2,410,627
KY Property & Buildings Commission
	Series 2008,
	5.000% 11/01/10	4,560,000	4,722,108
KY Turnpike Authority
	Series 2004 A,
	Insured: FGIC
	5.000% 07/01/10	5,000,000	5,116,550
LA Facilities Authority Revenue
	Hurricane Recovery Program,
	Series 2007,
	Insured: AMBAC
	5.000% 06/01/11	3,000,000	3,151,800
LA Local Government Environmental Facilities & Community Development Authority
	Series 2009 A,
	4.000% 10/01/14	1,545,000	1,646,506
MI Building Authority
	Series 2005 I,
	Insured: AMBAC
	5.000% 10/15/29 (10/15/11) (a)(b)	12,000,000	12,544,440

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NJ Economic Development Authority
	Series 2008 W,
	5.000% 09/01/11	4,705,000	5,009,225
NY State Dormitory Authority
	Mental Health Services Facilities:
	Series 2008 B,
	4.000% 02/15/10	2,330,000	2,340,252
	Series 2008 E,
	5.000% 02/15/11	2,170,000	2,274,616
	Series 2004,
	Insured: NPFGC
	5.000% 07/01/14	3,660,000	4,096,126
	Series 2009,
	5.000% 02/15/13	13,505,000	14,828,355
NY State Thruway Authority Service Contract
	Local Highway & Bridge,
	Series 2002,
	5.500% 04/01/11	3,000,000	3,176,730
NY Thruway Authority
	Series 2008,
	5.000% 04/01/12	5,245,000	5,679,915
NY Triborough Bridge & Tunnel Authority
	Series 1990,
	Insured: NPFGC
	6.000% 01/01/11	5,000,000	5,272,400
NY Urban Development Corp.
	Series 2002 A,
	5.500% 01/01/17 (01/01/11) (a)(b)	11,885,000	12,414,596
OH Major New State Infrastructure
	Series 2008-1,
	5.000% 06/15/12	2,200,000	2,409,594
OH State Building Authority
	Series 2003 A,
	Insured: AGMC
	5.000% 04/01/15	2,080,000	2,275,749
OR Department of Administrative Services
	Series 2002 B:
	Insured: AGMC
	5.250% 05/01/15	6,020,000	6,425,387
	Insured: NPFGC
	5.250% 05/01/16	6,085,000	6,477,057
	Series 2009 A,
	5.000% 05/01/14	3,125,000	3,542,937
SC Association of Governmental Organizations
	Series 2009 C,
	1.500% 03/01/10	17,000,000	17,031,110
VA Public Building Authority
	Series 2008,
	5.000% 08/01/11	9,000,000	9,632,430
State Appropriated Total			181,959,944

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — 13.0%
AK State
	Series 2003 A,
	Insured:AGMC
	5.000% 08/01/14	14,000,000	15,684,340
CA State
	Series 2004:
	5.000% 04/01/11	1,850,000	1,940,354
	5.000% 12/01/15	2,200,000	2,351,734
	Series 2006,
	5.000% 03/01/14	4,000,000	4,398,400
CT State
	Series 2004 C,
	Insured: FGIC
	5.000% 04/01/11	5,000,000	5,284,500
	Series 2007,
	5.000% 03/15/11	3,600,000	3,799,440
	Series 2009 B,
	4.000% 06/01/11	21,000,000	22,003,170
DC District Columbia
	Series 2007 C,
	4.000% 06/01/10	4,025,000	4,086,542
DE State
	Series 2009,
	3.500% 01/01/11	9,450,000	9,753,629
FL Board of Education
	Series 2003 I,
	5.000% 06/01/10	9,420,000	9,605,386
	Series 2005 A,
	5.000% 06/01/11	4,090,000	4,345,134
	Series 2009 D,
	5.000% 06/01/14	16,460,000	18,744,154
GA State
	Series 1994 D,
	6.800% 08/01/11	3,000,000	3,291,450
	Series 1995 B,
	6.800% 03/01/11	11,000,000	11,804,210
IL State
	Series 2002,
	5.250% 10/01/14	5,000,000	5,484,000
	Series 2009,
	3.000% 04/01/11	6,000,000	6,150,000

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
LA State	Series 2005 A,
	Insured: NPFGC
	5.000% 08/01/12	10,000,000	10,951,100
	Series 2009 B,
	3.000% 04/15/11	19,675,000	20,290,040
MA State
	Series 2009 B,
	2.500% 05/27/10	14,925,000	15,056,340
	Series 2009 C,
	2.500% 06/24/10	15,375,000	15,535,054
MD State
	Series 2004,
	5.000% 02/01/11	4,750,000	4,991,395
MI State
	Series 2008 A,
	5.000% 05/01/12	3,670,000	3,947,048
NC State
	Series 2007 A,
	5.000% 03/01/11	7,500,000	7,907,325
NJ State
	Series 1992 D,
	6.000% 02/15/11	7,770,000	8,244,436
OH State
	Series 2009 C,
	5.000% 09/15/14	20,000,000	22,906,800
PA State
	Series 2002,
	Insured: AGMC
	5.000% 05/01/10	10,000,000	10,158,100
TX State
	Series 2000 AMT,
	Insured: Guarantee Student Loan
	5.750% 08/01/13	7,325,000	7,472,086
	Series 2008,
	5.000% 10/01/10	4,275,000	4,426,036
	Series 2009,
	2.500% 08/31/10	30,000,000	30,425,400
UT State
	Series 2009 C,
	5.000% 07/01/14	2,500,000	2,885,275
WA State
	Series 2007 C,
	5.000% 01/01/10	8,455,000	8,455,000
	Series 2007 D,
	4.500% 01/01/10	7,400,000	7,400,000

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
WV State
	Sereis 2005,
	Insured: FGIC
	5.000% 06/01/11	5,700,000	6,059,613
State General Obligations Total			321,861,691
TAX-BACKED TOTAL			940,420,257
TRANSPORTATION — 8.4%
Airports — 3.6%
AZ Phoenix Civic Improvement Corp.
	Series 2002 B AMT,
	Insured: NPFGC
	5.750% 07/01/17	6,000,000	6,243,120
	Series 2005 B,
	Insured: NPFGC
	5.000% 07/01/11	4,500,000	4,792,410
	Series 2008 D, AMT,
	5.250% 07/01/11	2,600,000	2,740,348
CO Denver City & County Airport
	Series 2008 A1, AMT,
	5.000% 11/15/11	5,000,000	5,277,200
DC Metropolitan Washington Airports Authority
	Series 2007 B, AMT,
	Insured: AMBAC:
	5.000% 10/01/10	7,000,000	7,211,260
	5.000% 10/01/11	5,000,000	5,297,800
FL Broward County Airport Systems Revenue
	Series 1998 G, AMT,
	Insured: AMBAC
	4.500% 10/01/11	3,300,000	3,323,958
FL County of Miami-Dade
	Series 2007 C AMT,
	Insured:AGMC
	5.000% 10/01/13	3,500,000	3,762,850
FL Greater Orlando Aviation Authority
	Series 2008 A, AMT,
	Insured: AGMC
	5.000% 10/01/10	5,625,000	5,786,100
FL Miami Dade County Aviation
	Miami International Airport,
	Series 2007 D,
	Insured:AGMC
	5.000% 10/01/10	1,745,000	1,801,870
GA City of Atlanta
	Series 2003 D AMT,
	Insured: NPFGC
	5.250% 01/01/15	5,000,000	5,262,900
KY Louisville Kentucky Regional Airport Authority
	Series 2008 A, AMT,
	Insured: AGMC
	5.000% 07/01/12	2,935,000	3,111,012

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
MN Minneapolis - St. Paul Metropolitan Airports Commission
	Series 2008 A, AMT,
	5.000% 01/01/11	1,805,000	1,868,012
	Series 2009 B AMT,
	5.000% 01/01/14	2,055,000	2,224,147
NV Clark County Airport
	Series 2006 A,
	Insured: AMBAC
	5.000% 07/01/10	6,750,000	6,897,960
PA Philadelphia Industrial Development Authority
	Series 1998 A, AMT,
	Insured: FGIC
	5.250% 07/01/12	5,000,000	5,035,850
TX City of Houston
	Series 2002
	Insured: AGMC
	5.500% 07/01/13	6,330,000	6,870,898
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
	Series 2009,
	5.000% 11/01/14	3,000,000	3,352,110
WA Port of Seattle
	Series 2007 B,
	Insured: AMBAC
	5.000% 10/01/11	5,580,000	5,921,329
Airports Total			86,781,134
Ports — 0.7%
NY Port Authority of New York & New Jersey
	Series 2002, AMT,
	5.500% 12/15/16	3,630,000	3,805,365
	Series 2003 AMT,
	5.000% 12/15/16	10,000,000	10,432,500
TX Port of Houston Authority
	Series 2001 B AMT,
	Insured: NPFGC
	5.500% 10/01/13	2,515,000	2,643,743
Ports Total			16,881,608
Toll Facilities — 2.1%
NY State Thruway Authority
	Series 2009,
	4.000% 07/15/11	17,000,000	17,783,700
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	5.250% 11/15/16	10,000,000	11,019,900
PA Turnpike Commission
	Series 2009 C:
	0.840% 12/01/11 (01/07/10) (a)(b)	6,500,000	6,500,000
	0.870% 12/01/12 (01/07/10) (a)(b)	10,000,000	10,000,000

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
TX Harris County
	Series 2002,
	Insured: AGMC
	5.375% 08/15/11	5,150,000	5,547,323
TX North TX Tollway Authority
	Series 2009 A,
	5.000% 01/01/13	1,300,000	1,392,599
Toll Facilities Total			52,243,522
Transportation — 1.9%
DE Transportation Authority Motor Fuel Tax
	Series 2008 A,
	5.000% 07/01/11	3,385,000	3,611,829
IL Chicago Transit Authority
	Series 2006 A,
	5.000% 06/01/12	3,650,000	3,919,297
	Series 2006,
	Insured: AMBAC
	4.000% 06/01/10	6,075,000	6,143,344
KS Department of Transportation
	Series 2003 A,
	5.000% 09/01/12	8,000,000	8,881,520
NM Finance Authority
	Series 2009,
	5.000% 06/15/11	2,000,000	2,127,760
NY Metropolitan Transportation Authority
	Series 2005 H,
	5.250% 11/15/10	6,000,000	6,223,500
	Series 2008,
	5.000% 11/15/16 (11/15/11) (a)(b)	7,350,000	7,821,649
TX Transportation Commission
	Series 2006 A,
	5.000% 04/01/12	3,000,000	3,278,610
	Series 2006,
	5.000% 04/01/10	5,500,000	5,564,955
Transportation Total			47,572,464
TRANSPORTATION TOTAL			203,478,728
UTILITIES — 8.9%
Investor Owned — 1.8%
AL Mobile Industrial Development Board
	Alabama Power Company,
	Series 2007 A,
	4.750% 06/01/34 (03/19/12) (a)(b)	2,000,000	2,106,620
GA Burke County Development Authority
	Georgia Power Company:
	Series 1994,
	3.750% 10/01/32 (01/12/12) (a)(b)	16,025,000	16,746,606

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	Series 1995,
	4.375% 10/01/32 (04/01/10) (a)(b)	2,760,000	2,782,383
GA Monroe County Development Authority
	Georgia Power Company,
	Series 2008,
	0.800% 11/01/48 (01/07/11) (a)(b)	2,400,000	2,399,496
LA Public Facilities Authority
	Cleco Power LLC,
	Series 2008,
	7.000% 12/01/38 (12/01/11) (a)(b)	4,000,000	4,296,560
MI Strategic Fund
	The Detriot Edison Co.,
	Series 2009,
	3.050% 08/01/24 (12/03/12) (a)(b)	5,000,000	5,044,300
NH Business Finance Authority
	United Illuminating Co.:
	Series 2009 A,
	6.875% 12/01/29 (03/18/10) (a)(b)	2,000,000	2,148,480
	Series 2009,
	7.125% 07/01/27 (02/01/12) (a)(b)	4,000,000	4,254,720
VA York County Economic Development Authority
	Virginia Electric and Power Co.,
	Series 2009 A,
	4.050% 05/01/33 (05/01/14) (a)(b)	3,500,000	3,661,385
Investor Owned Total			43,440,550
Joint Power Authority — 3.1%
GA Municipal Electric Authority
	Series 2008 A,
	5.000% 01/01/12	2,000,000	2,136,600
OH American Municipal Power, Inc.
	Series 2007 A,
	GTY AGMT: Goldman Sachs Group, Inc.
	5.000% 02/01/10	3,000,000	3,009,420
OK Grand River Dam Authority
	Series 1995
	Insured: AMBAC
	6.250% 06/01/11	13,595,000	14,566,363
SC Public Service Authority
	Series 2009 E,
	5.000% 01/01/14	1,500,000	1,695,600
UT Intermountain Power Agency
	Series 2008 A,
	5.250% 07/01/11	7,000,000	7,471,800
	Series 2009 A,
	5.000% 07/01/13	10,000,000	11,135,100
WA Energy Northwest Washington Electric Revenue
	Refunding Project Number 1A,
	Series 2002,
	Insured: NPFGC
	5.500% 07/01/15	5,000,000	5,491,550

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
WA Energy Northwest
	Series 1992 A,
	6.300% 07/01/12	9,000,000	10,142,100
	Series 2001 A
	Insured: AGMC
	5.500% 07/01/16	10,000,000	10,738,100
	Series 2001,
	5.500% 07/01/17	8,800,000	9,435,800
Joint Power Authority Total			75,822,433
Municipal Electric — 2.1%
CA Department of Water Resources
	Series 2002 A,
	Insured: AMBAC
	5.500% 05/01/14	7,035,000	7,729,706
FL Kissimmee Utility Authority
	Series 2001 B,
	Insured: AMBAC
	5.000% 10/01/14	7,195,000	7,662,819
FL Lakeland Energy System
	Series 2009,
	1.070% 10/01/12 (01/07/10) (a)(b)	13,475,000	13,589,537
NE City of Lincoln
	Series 2002,
	5.000% 09/01/14	5,000,000	5,467,100
NY Long Island Power Authority
	Series 2003 B,
	5.250% 06/01/13	4,250,000	4,760,723
TX San Antonio Electric & Gas Systems
	Series 2006 A,
	5.000% 02/01/10	5,000,000	5,019,650
WA City of Seattle Municipal Light & Power
	Series 2004,
	5.000% 08/01/15	6,000,000	6,683,640
Municipal Electric Total			50,913,175
Water & Sewer — 1.9%
CA City of Los Angeles
	Series 2009 A,
	5.000% 06/01/12	6,040,000	6,623,947
FL Orlando Utilities Commission Water & Electric
	Series 2008,
	3.500% 10/01/25 (10/01/12) (a)(b)	8,000,000	8,365,360
FL Reedy Creek Improvement District Utilities
	Series 2004 2,
	5.250% 10/01/10	3,000,000	3,087,510
	Series 2005 2,
	Insured: AMBAC
	5.000% 10/01/10	2,500,000	2,570,875

22

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
IL Chicago Wastewater Transmission
	Series 1993
	InsuredNPFGC
	5.375% 01/01/13	2,965,000	3,149,601
NM Albuquerque Bernalillo County Water Utility Authority
	Series 2009 A1,
	5.000% 07/01/13	2,000,000	2,254,600
TX Dallas Waterworks & Sewer Systems Revenue
	Series 2007,
	Insured: AMBAC
	5.000% 10/01/12	5,000,000	5,556,250
TX Houston Water & Sewer System
	Series 1991 C,
	Insured: AMBAC
	I 12/01/11	5,000,000	4,894,100
TX Titus County Fresh Water Supply District
	Southwestern Electric Power Co.,
	Series 2008,
	4.500% 07/01/11	1,000,000	1,031,510
TX Trinity River Wastewater Authority
	Series 2008,
	5.000% 08/01/10	6,150,000	6,318,448
WA King County Sewer Revenue
	Series 2002 B,
	Insured: AGMC
	5.500% 01/01/14	2,000,000	2,164,480
Water & Sewer Total			46,016,681
UTILITIES TOTAL			202,603,302

	Total Municipal Bonds (cost of $1,886,419,265)		1,923,496,837

		Shares

Investment Company — 1.2%
	Columbia Tax-Exempt Reserves, Capital Class(7 day yield of 0.150%) (f)(g)	30,335,558	30,335,558

	Total Investment Company (cost of $30,335,558)		30,335,558

		Par ($)
Short-Term Obligations — 19.2%
VARIABLE RATE DEMAND NOTES(i) — 19.2%
AK International Airports System
	Series 2001 R AMT,
	Insured: AMBAC,
	LIQ FAC: Citibank N.A.
	0.300% 10/01/14 (01/07/10) (b)	7,205,000	7,205,000
AL University of Alabama
	Series 2008 B,
	LOC: Regions Bank
	0.950% 09/01/31 (01/07/10) (b)	16,000,000	16,000,000

23

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES(i) — (continued)
CA Educational Facilities Authority
	Loyola Marymount Univ,
	Series 2008
	LOC: Allied Irish Bank PLC
	0.330% 10/01/34 (01/06/10) (b)	7,780,000	7,780,000
CA San Francisco City & County Public Utilities Commission
	Series 2007,
	Insured: AGMC,
	LIQ FAC: Wells Fargo Bank N.A
	0.250% 11/01/31 (01/07/10) (b)	3,155,000	3,155,000
CA Statewide Communities Development Authority
	Rady Children’s Hospital,
	Series 2008 A,
	LOC: Allied Irish Bank PLC
	0.270% 08/15/47 (01/07/10) (b)	7,300,000	7,300,000
CA State
	Series 2008,
	LOC: Dexia Credit Local
	0.400% 08/01/27 (01/07/10) (b)	21,345,000	21,345,000
CO Aspen Valley Hospital District
	Series 2003,
	LOC: Vectra Bank
	LOC: FHLMC
	0.220% 10/15/33 (01/07/10) (b)	10,585,000	10,585,000
CO Aurora Hospital Revenue
	Children’s Hospital Association
	Series 2008 B,
	LOC: Allied Irish Bank PLC
	0.300% 12/01/36 (01/07/10) (b)	9,300,000	9,300,000
CT Health & Educational Facilities Authority
	Choate Rosemary Hall Foundation,
	Series 2008 D,
	LOC: JPMorgan Chase Bank
	0.300% 07/01/37 (01/07/10) (b)	12,775,000	12,775,000
FL Greater Orlando Aviation Authority
	LOC: Dexia Credit Local
	0.300% 10/01/18 (01/07/10) (b)	13,365,000	13,365,000
FL State Board of Education
	Series 2003,
	Insured: NPFGC,
	LIQ FAC: Societe Generale
	0.330% 06/01/32 (01/06/10) (b)(h)	3,590,000	3,590,000
GA City of Atlanta
	Series 2008,
	Insured: AGMC,
	LIQ FAC: JPMorgan Chase Bank
	0.550% 01/01/13 (01/07/10) (b)	7,430,000	7,430,000
GA Walker Dade & Catoosa Counties Hospital Authority
	Hutcheson Medical Center,
	Series 2008,
	LOC: Regions Bank
	0.950% 10/01/28 (01/07/10) (b)	14,565,000	14,565,000

24

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES(i) — (continued)
IL Finance Authority
	Fenwick High School Inc,
	Series 2007
	LOC: JPMorgan Chase Bank
	0.270% 04/01/37 (01/07/10) (b)	8,435,000	8,435,000
KY Louisville/Jefferson County Metropolitan Government
	Ulh Inc,
	Series 2001 A
	LOC: Wachovia Bank N.A.
	0.220% 09/01/29 (01/07/10) (b)	9,140,000	9,140,000
MA Water Resources Authority
	Series 2008,
	LOC: Dexia Credit Local
	Insured: AGMC
	0.400% 02/01/32 (01/07/10) (b)	18,470,000	18,470,000
MD Community Development Administration
	Series 2005 C AMT,
	SPA: State Street Bank &Trust Co.
	0.270% 09/01/35 (01/07/10) (b)	5,400,000	5,400,000
MD Health & Higher Educational Facilities Authority
	Woodmont Academy Inc,
	Series 2008
	LOC: Allied Irish Bank PLC
	0.220% 07/01/38 (01/07/10) (b)	11,330,000	11,330,000
NJ Economic Development Authority
	Series 2007,
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local
	0.330% 12/15/20 (01/07/10) (b)	10,775,000	10,775,000
NJ Garden State Preservation Trust
	Series 2008,
	LOC: Dexia Credit Local,
	Insured: AGMC
	0.400% 05/01/24 (01/07/10) (b)	31,150,000	31,150,000
NY Clinton County Industrial Development Agency
	Champlain Valley Physicians,
	Series 2006 A,
	LOC: Keybank N.A.
	0.400% 07/01/17 (01/07/10) (b)	9,695,000	9,695,000
NY State Energy Research & Development Authority
	Orange & Rockland Utilities,
	Series 1994,
	LOC: Wachovia Bank N.A.
	0.270% 10/01/14 (01/06/10) (b)	43,255,000	43,255,000
OH Air Quality Development Authority
	Columbus Southern Power Co,
	Series 2009 A
	3.875% 12/01/38 (06/01/14) (b)	3,400,000	3,476,432
	Firstenergy Generation,
	Series 2006 A,
	LOC: Keybank N.A.
	0.400% 12/01/23 (01/06/10) (b)	1,500,000	1,500,000

25

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES(i) — (continued)
	Timken Company,
	Series 2003,
	LOC: Keybank N.A.
	0.400% 06/01/33 (01/06/10) (b)	3,000,000	3,000,000
OH County of Cuyahoga
	Cleveland Hearing and Speech,
	Series 2008,
	LOC: Keybank N.A.
	0.650% 06/01/38 (01/07/10)(b)	3,280,000	3,280,000
OH Water Development Authority
	Series 2008
	LIQ FAC: Dexia Credit Local
	0.330% 12/01/34 (01/07/10) (b)	8,445,000	8,445,000
OH Higher Education Facilities
	Ashland University,
	Series 2004,
	LOC: Keybank N.A.
	1.300% 09/01/24 (01/07/10) (b)	6,650,000	6,650,000
OH Student Loan Funding Corp.
	Series 19988 A-2, AMT,
	SPA: Citibank N.A.
	0.540% 08/01/10 (01/06/10) (b)(h)	24,100,000	24,100,000
PA Allegheny County Industrial Development Authority
	Longwood at Oakmont Inc,
	Series 2008 A,
	LOC: Allied Irish Banks PLC
	0.360% 07/01/38 (01/04/10) (b)	6,360,000	6,360,000
PA Beaver County Industrial Development Authority
	Basf Corporation,
	Series 1997 AMT,
	0.450% 09/01/32 (01/06/10) (b)	2,200,000	2,200,000
PA Public School Building Authority
	Series 2007,
	LOC: JPMorgan Chase Bank, N.A.
	0.280% 12/01/14 (01/07/10) (b)	11,980,000	11,980,000
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008,
	LOC: Citibank N.A.
	0.420% 03/01/10 (01/07/10) (b)	26,300,000	26,300,000
	Series 2008,
	LOC: Dexia Credit Local
	Insured: AGMC
	0.400% 07/01/26 (01/07/10) (b)	3,000,000	3,000,000
TN County of Shelby
	Series 2006 C,
	SPA: Dexia Credit Local
	0.300% 12/01/31 (01/07/10) (b)	14,630,000	14,630,000
TN Memphis-Shelby County Airport Authority
	Series 2008,
	LOC: Dexia Credit Local
	0.300% 03/01/16 (01/07/10) (b)	10,250,000	10,250,000

26

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES(i) — (continued)
TX Brazos River Harbor Navigation District
	Basf Corporation,
	Series 1996 AMT,
	0.450% 04/01/31 (01/06/10) (b)	3,100,000	3,100,000
	BASF Corporation,
	Series 1997, AMT,
	0.450% 04/01/32 (01/06/10) (b)	4,000,000	4,000,000
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
	Series 2008 AMT,
	Insured: AGMC,
	LIQ FAC: JPMorgan Chase Bank
	0.450% 05/01/12 (01/07/10) (b)	6,945,000	6,945,000
TX DeSoto Industrial Development Authority
	Catapiller Inc.,
	Series 2000,
	0.290% 12/01/16 (01/07/10) (b)	1,520,000	1,520,000
VT Educational & Health Buildings Financing Agency
	Gifford Medical Center,
	Series 2006 A,
	LOC: KeyBank N.A.
	0.310% 10/01/36 (01/04/10) (b)	1,000,000	1,000,000
WA Chelan County Public Utility District No 1
	Series 2008 B, AMT,
	SPA: U.S. Bank N.A.
	0.270% 07/01/32 (01/06/10) (b)	41,450,000	41,450,000
VARIABLE RATE DEMAND NOTES TOTAL			465,231,432

	Total Short-Term Obligations (cost of $465,155,000)		465,231,432

	Total Investments — 99.6% (cost of $2,381,909,823)(j)(k)		2,419,063,827

	Other Assets & Liabilities, Net — 0.4%		10,287,104

	Net Assets — 100.0%		2,429,350,931

27

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$1,923,496,837	$—	$1,923,496,837
Total Investment Company	30,335,558	—	—	30,335,558
Total Short-Term Obligations	—	465,231,432	—	465,231,432
Total Investments	$30,335,558	$2,388,728,269	$—	$2,419,063,827

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	Zero coupon bond.
(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)	Security purchased on a delayed delivery basis.

28

(f)	Investments in affiliates during the nine months ended December 31, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class
(7 day yield of 0.150%)

Shares as of 03/31/09:	61,213,000
Shares purchased:	1,034,654,141
Shares sold:	(1,065,531,583)
Shares as of 12/31/09:	30,335,558
Net realized gain (loss):	$—
Dividend income earned:	$147,191
Value at end of period:	$30,335,558

(g)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities, which are not illiquid, amounted to $27,690,000, which represents 1.2% of net assets.

(i)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at December 31, 2009.

(j)	Cost for federal income tax purposes is $2,381,909,823.
(k)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$37,763,253	$(609,249)	$37,154,004

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

29

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia South Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.7%
EDUCATION — 3.5%
Education — 2.5%
SC Florence Darlington Commission for Technical Education
	Series 2005 A,
	Insurer: NPFGC:
	5.000% 03/01/18	1,725,000	1,837,884
	5.000% 03/01/20	1,905,000	2,000,955
SC University of South Carolina
	Series 2008 A,
	Insured: AGMC
	5.000% 06/01/21	1,060,000	1,163,753
Education Total			5,002,592
Student Loan — 1.0%
SC Education Assistance Authority
	Series 2009 I,
	5.000% 10/01/24	2,000,000	2,010,580
Student Loan Total			2,010,580
EDUCATION TOTAL			7,013,172
HEALTH CARE — 20.4%
Continuing Care Retirement — 2.3%
SC Jobs Economic Development Authority
	Episcopal Church Home,
	Series 2007:
	5.000% 04/01/15	525,000	548,977
	5.000% 04/01/16	600,000	625,272
	Lutheran Homes of South Carolina, Inc.,
	Series 2007:
	5.000% 05/01/16	1,245,000	1,179,575
	5.375% 05/01/21	1,650,000	1,477,080
	Wesley Commons,
	Series 2006,
	5.125% 10/01/26	1,000,000	793,320
Continuing Care Retirement Total			4,624,224
Hospitals — 18.1%
SC Charleston County
	Care Alliance Health Services,
	Series 1999 A,
	Insured: AGMC:
	5.000% 08/15/12	1,000,000	1,012,410
	5.125% 08/15/15	6,370,000	6,962,920
SC Greenville Hospital System
	Series 2008 A,
	5.250% 05/01/21	2,750,000	2,915,357

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
SC Horry County
	Conway Hospital,
	Series 1998,
	Insured: AMBAC:
	4.750% 07/01/10	1,100,000	1,107,150
	4.875% 07/01/11	1,200,000	1,207,632
SC Jobs Economic Development Authority
	Anderson Area Medical Center,
	Series 1999,
	Insured: AGMC
	5.300% 02/01/14	4,375,000	4,428,769
	Bon Secours Health System, Inc.,
	Series 2002 B,
	5.500% 11/15/23	2,235,000	2,237,190
	Georgetown Memorial Hospital,
	Series 2001,
	Insured: RAD
	5.250% 02/01/21	1,250,000	1,251,250
	Kershaw County Medical Center,
	Series 2008,
	5.500% 09/15/25	1,925,000	1,887,174
	Palmetto Health Alliance,
	Series 2005 A,
	Insured: AGMC
	5.250% 08/01/21	4,000,000	4,238,480
SC Lexington County Health Services District
	Lexington Medical Center:
	Series 1997,
	Insured: AGMC
	5.125% 11/01/21	3,000,000	3,017,310
	Series 2007:
	5.000% 11/01/17	2,230,000	2,367,792
	5.000% 11/01/18	1,000,000	1,052,190
SC Spartanburg County Health Services District
	Series 2008 A,
	Insured: AGO:
	5.000% 04/15/18	1,000,000	1,076,040
	5.000% 04/15/19	1,225,000	1,304,135
Hospitals Total			36,065,799
HEALTH CARE TOTAL			40,690,023
INDUSTRIALS — 1.2%
Forest Products & Paper — 1.2%
SC Georgetown County
	International Paper Co.:
	Series 1999 A,
	5.125% 02/01/12	2,000,000	2,027,500
	Series 1997 A, AMT,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
	5.700% 10/01/21	500,000	484,970
Forest Products & Paper Total			2,512,470
INDUSTRIALS TOTAL			2,512,470
OTHER — 10.2%
Refunded/Escrowed (a) — 10.2%
SC Berkeley County Water & Sewer
	Series 2003,
	Pre-refunded 06/01/13,
	Insured: NPFGC
	5.250% 06/01/19	845,000	959,219
SC Greenville County School District
	Series 2002,
	Pre-refunded 02/01/12,
	5.875% 12/01/15	1,600,000	1,842,848
SC Jobs-Economic Development Authority
	Palmetto Health Alliance,
	Series 2000 A,
	Pre-refunded 12/15/10,
	7.125% 12/15/15	5,500,000	5,949,680
SC Lexington County Health Services District
	Lexington Medical Center,
	Series 2003,
	Pre-refunded 11/01/13,
	5.500% 11/01/23	2,000,000	2,323,340
SC Lexington Water & Sewer Authority
	Series 1997,
	Pre-refunded 10/01/14,
	Insured: RAD
	5.450% 04/01/19	2,000,000	2,261,860
SC Tobacco Settlement Revenue Management Authority
	Series 2001 B,
	Pre-refunded 05/15/11,
	6.375% 05/15/28	3,500,000	3,793,055
SC Western Carolina Regional Sewer Authority
	Series 2001,
	Pre-refunded 03/01/11,
	5.000% 03/01/19	3,005,000	3,162,582
Refunded/Escrowed Total			20,292,584
OTHER TOTAL			20,292,584
RESOURCE RECOVERY — 2.7%
Disposal — 2.7%
SC Charleston County
	Foster Wheeler Charleston,
	Series 1997, AMT,
	Insured: AMBAC
	5.250% 01/01/10	4,000,000	4,000,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — (continued)
SC Three Rivers Solid Waste Authority
	Series 2007:
	(b) 10/01/24	1,835,000	768,351
	(b) 10/01/25	1,835,000	716,054
Disposal Total			5,484,405
RESOURCE RECOVERY TOTAL			5,484,405
TAX-BACKED — 32.5%
Local Appropriated — 19.3%
SC Berkeley County School District
	Securing Assets for Education,
	Series 2006:
	5.000% 12/01/20	1,000,000	1,049,700
	5.000% 12/01/21	2,000,000	2,090,480
	5.000% 12/01/22	3,545,000	3,688,112
SC Charleston County
	Certificates of Participation,
	Series 2005,
	Insured: NPFGC
	5.125% 06/01/17	2,470,000	2,734,315
SC Charleston Educational Excellence Financing Corp.
	Series 2006,
	5.000% 12/01/19	2,000,000	2,130,680
SC Dorchester County School District No. 002
	Series 2004,
	5.250% 12/01/29	1,000,000	1,021,650
SC Fort Mill School Facilities Corp.
	Series 2006,
	5.000% 12/01/17	2,900,000	3,071,100
SC Greenville County School District I
	Series 2003,
	5.250% 12/01/16	4,625,000	4,966,186
	Series 2006:
	5.000% 12/01/15	2,290,000	2,537,869
	Insured: AGMC
	5.000% 12/01/15	500,000	564,265
SC Hilton Head Island Public Facilities Corp.
	Series 2006,
	Insured: NPFGC
	5.000% 08/01/14	1,600,000	1,819,952
SC Newberry Investing in Children’s Education
	Series 2005,
	5.250% 12/01/15	1,265,000	1,343,430
SC SCAGO Educational Facilities Corp.
	Colleton School District,
	Series 2006,
	Insured: AGO
	5.000% 12/01/14	1,325,000	1,494,070

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Pickens School District,
	Series 2006,
	Insured: AGMC:
	5.000% 12/01/11	1,500,000	1,601,760
	5.000% 12/01/23	5,000,000	5,165,600
	5.000% 12/01/24	2,000,000	2,063,840
SC Sumter Two School Facilities, Inc.
	Series 2007,
	Insured: AGO
	5.000% 12/01/17	1,000,000	1,094,010
Local Appropriated Total			38,437,019
Local General Obligations — 10.9%
SC Anderson County School District No. 004
	Series 2005,
	Insured: AGMC
	5.250% 03/01/19	1,115,000	1,244,864
SC Charleston County
	Series 2009 A:
	5.000% 08/01/23	2,000,000	2,270,840
	5.000% 08/01/24	2,000,000	2,259,440
SC Clover School District No. 002 York County
	Series 2007 A,
	Insured: AGMC
	5.000% 03/01/16	2,320,000	2,661,898
SC Hilton Head Island
	Series 2005 A,
	Insured: AMBAC
	5.000% 12/01/17	1,960,000	2,212,272
SC Richland County School District No. 001
	Series 2001 A,
	5.250% 03/01/19	3,570,000	3,806,406
SC Richland County School District No. 002
	Series 2009 A,
	5.000% 02/01/18	2,500,000	2,882,450
SC Spartanburg County School District No. 007
	Series 2001:
	5.000% 03/01/18	2,000,000	2,267,040
	5.000% 03/01/21	1,940,000	2,143,525
Local General Obligations Total			21,748,735
Special Non-Property Tax — 1.4%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/20	1,200,000	1,220,592

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
SC Hilton Head Island Public Facilities Corp.
	Stormwater System,
	Series 2002,
	Insured: NPFGC
	5.250% 12/01/16	1,440,000	1,588,219
Special Non-Property Tax Total			2,808,811
State General Obligations — 0.9%
PR Commonwealth of Puerto Rico
	Series 2001 A,
	Insured: NPFGC
	5.500% 07/01/14	1,725,000	1,837,901
State General Obligations Total			1,837,901
TAX-BACKED TOTAL			64,832,466
TRANSPORTATION — 2.7%
Transportation — 2.7%
SC Transportation Infrastructure Bank
	Series 2005 A,
	Insured: AMBAC
	5.250% 10/01/20	4,880,000	5,433,294
Transportation Total			5,433,294
TRANSPORTATION TOTAL			5,433,294
UTILITIES — 25.5%
Investor Owned — 2.9%
SC Jobs-Economic Development Authority
	South Carolina Electric & Gas Co.,
	Series 2002, AMT,
	Insured: AMBAC
	4.200% 11/01/12	3,615,000	3,765,962
SC Oconee County
	Duke Energy Carolinas LLC,
	Series 2009,
	3.600% 02/01/17	2,000,000	2,042,920
Investor Owned Total			5,808,882
Joint Power Authority — 8.4%
SC Piedmont Municipal Power Agency
	Series 2008 A-3,
	Insured: AGO:
	5.000% 01/01/17	3,000,000	3,308,580
	5.000% 01/01/18	3,050,000	3,351,187
SC Public Service Authority
	Series 2009 E,
	4.000% 01/01/17	1,500,000	1,608,765
	Series 2001 A,
	Insured: AGMC
	5.250% 01/01/18	1,615,000	1,735,237
	Series 2005 B,
	Insured: NPFGC
	5.000% 01/01/18	3,200,000	3,528,704
	Series 2006 C,

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	Insured: AGMC
	5.000% 01/01/15	1,000,000	1,139,000
	Series 2009 A,
	5.000% 01/01/28	2,000,000	2,153,060
Joint Power Authority Total			16,824,533
Municipal Electric — 3.2%
PR Electric Power Authority
	Series 2007,
	5.000% 07/01/20	1,000,000	1,015,300
SC Rock Hill Utility System
	Series 2003 A,
	Insured: AGMC:
	5.250% 01/01/13	2,350,000	2,617,101
	5.375% 01/01/19	1,500,000	1,620,450
SC Winnsboro Utility
	Series 1999,
	Insured: NPFGC
	5.250% 08/15/13	1,020,000	1,133,026
Municipal Electric Total			6,385,877
Water & Sewer — 11.0%
SC Beaufort Jasper Water & Sewer Authority
	Series 2006,
	Insured: AGMC:
	5.000% 03/01/23	1,500,000	1,623,870
	4.750% 03/01/25	3,000,000	3,154,860
SC Berkeley County Water & Sewer
	Waterworks & Sewer System,
	Series 2003,
	Insured: NPFGC
	5.250% 06/01/19	155,000	166,050
	Series 2008 A,
	Insured: AGMC
	5.000% 06/01/21	1,000,000	1,094,840
SC Camden
	Combined Public Utility System,
	Series 1997,
	Insured: NPFGC
	5.500% 03/01/17	50,000	50,188
SC Charleston
	Waterworks & Sewer System,
	Series 2009 A,
	5.000% 01/01/21	4,000,000	4,529,080
SC Columbia
	Waterworks & Sewer System,
	Series 2005,
	Insured: AGMC
	5.000% 02/01/23	2,000,000	2,132,580

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
SC Mount Pleasant
	Waterworks & Sewer System,
	Series 2002,
	Insured: FGIC:
	5.250% 12/01/16	1,980,000	2,183,801
	5.250% 12/01/18	1,270,000	1,373,188
SC North Charleston Sewer District
	Series 2002,
	Insured: AGMC
	5.500% 07/01/17	3,040,000	3,392,093
SC Spartanburg Sanitation Sewer District
	Series 2009,
	Insured: AGO
	4.500% 03/01/18	1,000,000	1,073,320
SC Western Carolina Regional Sewer Authority
	Series 2005 B,
	Insured: AGMC
	5.250% 03/01/19	1,000,000	1,149,190
Water & Sewer Total			21,923,060
UTILITIES TOTAL			50,942,352
	Total Municipal Bonds (cost of $190,461,916)		197,200,766

		Shares
Investment Companies — 0.4%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%) (c)(d)	365,000	365,000
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.120%)	419,145	419,145

	Total Investment Companies (cost of $784,145)		784,145

	Total Investments — 99.1% (cost of $191,246,061)(e)(f)		197,984,911

	Other Assets & Liabilites, Net — 0.9%		1,706,656

	Net Assets — 100.0%		199,691,567

8

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$197,200,766	$—	$197,200,766
Total Investment Companies	784,145	—	—	784,145
Total Investments	$784,145	$197,200,766	$—	$197,984,911

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	Investments in affiliates during the nine months ended December 31, 2009:

9

	Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%)

	Shares as of 03/31/09:	9,664,779
	Shares purchased:	49,493,343
	Shares sold:	(58,793,122)
	Shares as of 12/31/09:	365,000
	Net realized gain (loss):	$—
	Dividend income earned:	$16,510
	Value at end of period:	$365,000

(d)	Money market mutual fund registrered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.
(e)	Cost for federal income tax purposes is $191,246,061.
(f)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,274,816	$(535,966)	$6,738,850

Acronym	Name

AGO	Assured Guaranty Ltd.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.

10

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia Total Return Bond Fund

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes— 37.0%
BASIC MATERIALS — 2.5%
Chemicals — 1.2%
Dow Chemical Co.
	5.900% 02/15/15		5,945,000	6,388,354
	8.550% 05/15/19		1,790,000	2,135,730
	9.400% 05/15/39		2,520,000	3,331,821
Huntsman International LLC
	6.875% 11/15/13 (b)	EUR	90,000	119,666
	7.875% 11/15/14		195,000	190,612
INVISTA
	9.250% 05/01/12 (b)		585,000	593,775
Koppers, Inc.
	7.875% 12/01/19 (b)		105,000	106,050
Lubrizol Corp.
	6.500% 10/01/34		1,505,000	1,538,477
	8.875% 02/01/19		775,000	963,545
NOVA Chemicals Corp.
	8.375% 11/01/16 (b)		90,000	91,350
	8.625% 11/01/19 (b)		135,000	137,363
Solutia, Inc.
	8.750% 11/01/17		185,000	192,631
Terra Capital, Inc.
	7.750% 11/01/19 (b)		300,000	321,000
Chemicals Total				16,110,374
Forest Products & Paper — 0.1%
Clearwater Paper Corp.
	10.625% 06/15/16 (b)		75,000	83,719
Domtar Corp.
	10.750% 06/01/17		440,000	517,000
Georgia-Pacific Corp.
	8.000% 01/15/24		800,000	816,000
PE Paper Escrow GmbH
	12.000% 08/01/14 (b)		310,000	342,550
Westvaco Corp.
	8.200% 01/15/30		240,000	246,908
Forest Products & Paper Total				2,006,177
Iron/Steel — 0.9%
ArcelorMittal
	7.000% 10/15/39		3,995,000	4,206,391
	9.850% 06/01/19		1,915,000	2,476,865

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
BASIC MATERIALS — (continued)
Nucor Corp.
	5.000% 06/01/13	1,335,000	1,415,241
	5.850% 06/01/18	2,085,000	2,246,767
Russel Metals, Inc.
	6.375% 03/01/14	295,000	280,250
Steel Dynamics, Inc.
	8.250% 04/15/16 (04/07/10) (c)(d)	735,000	765,319
United States Steel Corp.
	7.000% 02/01/18	255,000	249,771
Iron/Steel Total			11,640,604
Metals & Mining — 0.3%
FMG Finance Ltd.
	10.625% 09/01/16 (b)	285,000	315,282
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,535,000	1,680,825
Noranda Aluminium Holding Corp.
	PIK,
	7.024% 11/15/14 (05/15/10) (c)(d)	222,801	149,555
Teck Resources Ltd.
	10.750% 05/15/19	900,000	1,075,500
Vedanta Resources PLC
	9.500% 07/18/18 (b)	265,000	268,975
Metals & Mining Total			3,490,137
BASIC MATERIALS TOTAL			33,247,292
COMMUNICATIONS — 3.4%
Advertising — 0.0%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	85,000	81,600
	10.000% 07/15/17	120,000	133,200
Advertising Total			214,800
Media — 1.4%
CMP Susquehanna Corp.
	3.273% 05/15/14 (02/13/10) (c)(d)(e)	27,000	12,150
Comcast Cable Holdings LLC
	9.875% 06/15/22	2,159,000	2,630,251
Comcast Corp.
	6.950% 08/15/37	2,539,000	2,767,238
CSC Holdings, Inc.
	8.500% 04/15/14 (b)	405,000	431,325
	8.500% 06/15/15 (b)	190,000	202,350

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
COMMUNICATIONS — (continued)
DirecTV Holdings LLC
	6.375% 06/15/15	590,000	612,862
DISH DBS Corp.
	6.625% 10/01/14	1,490,000	1,503,037
	7.875% 09/01/19	145,000	152,069
Liberty Media LLC
	8.250% 02/01/30	355,000	325,269
Local TV Finance LLC
	PIK,
	9.250% 06/15/15 (b)	187,425	80,593
News America, Inc.
	6.400% 12/15/35	2,175,000	2,233,375
	6.550% 03/15/33	655,000	670,873
Time Warner Cable, Inc.
	3.500% 02/01/15	2,190,000	2,163,600
	7.300% 07/01/38	3,485,000	3,863,534
Media Total			17,648,526
Telecommunication Services — 2.0%
AT&T, Inc.
	5.625% 06/15/16	2,445,000	2,626,519
	6.550% 02/15/39	2,715,000	2,860,692
BellSouth Corp.
	5.200% 09/15/14	305,000	326,653
British Telecommunications PLC
	5.150% 01/15/13	750,000	782,090
	5.950% 01/15/18	1,245,000	1,265,359
Citizens Communications Co.
	7.875% 01/15/27	1,005,000	924,600
Cricket Communications, Inc.
	7.750% 05/15/16	595,000	593,513
Crown Castle International Corp.
	9.000% 01/15/15	455,000	484,575
Digicel Group Ltd.
	8.250% 09/01/17 (b)	630,000	614,250
GeoEye, Inc.
	9.625% 10/01/15 (b)	315,000	324,056
Hellas Telecommunications Luxembourg II
	6.034% 01/15/15 (01/15/10) (b)(c)(d)(f)	145,000	4,350
Intelsat Corp.
	9.250% 06/15/16	655,000	676,288
Lucent Technologies, Inc.
	6.450% 03/15/29	495,000	354,544

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
COMMUNICATIONS — (continued)
MetroPCS Wireless, Inc.
	9.250% 11/01/14	400,000	405,000
Nextel Communications, Inc.
	7.375% 08/01/15	1,100,000	1,069,750
NII Capital Corp.
	10.000% 08/15/16 (b)	320,000	335,200
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16 (b)	230,000	243,225
Orascom Telecom Finance SCA
	7.875% 02/08/14 (b)	170,000	153,850
Quebecor Media, Inc.
	7.750% 03/15/16	615,000	613,463
Qwest Communications International, Inc.
	7.500% 02/15/14	355,000	356,331
Qwest Corp.
	7.500% 10/01/14	680,000	706,350
	7.500% 06/15/23	500,000	472,500
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)	425,000	450,500
Sprint Capital Corp.
	6.875% 11/15/28	110,000	91,438
Syniverse Technologies, Inc.
	7.750% 08/15/13	180,000	178,875
Telefonica Emisiones SAU
	6.221% 07/03/17	1,075,000	1,184,875
	6.421% 06/20/16	3,700,000	4,106,748
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	155,000	159,844
Verizon Communications, Inc.
	6.250% 04/01/37	1,245,000	1,262,696
Wind Acquisition Finance SA
	11.750% 07/15/17 (b)	1,230,000	1,444,069
Windstream Corp.
	8.625% 08/01/16	1,105,000	1,124,337
Telecommunication Services Total			26,196,540
COMMUNICATIONS TOTAL			44,059,866
CONSUMER CYCLICAL — 2.3%
Airlines — 0.2%
American Airlines, Inc.
	10.500% 10/15/12 (b)	295,000	308,275

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER CYCLICAL — (continued)
Continental Airlines, Inc.
	7.461% 04/01/15	2,407,698	2,287,313
United Air Lines, Inc.
	10.400% 11/01/16	110,000	115,913
Airlines Total			2,711,501
Apparel — 0.0%
Levi Strauss & Co.
	9.750% 01/15/15	250,000	262,500
Apparel Total			262,500
Auto Manufacturers — 0.1%
Navistar International Corp.
	8.250% 11/01/21	570,000	584,250
Auto Manufacturers Total			584,250
Auto Parts & Equipment — 0.0%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	342,000	355,680
	10.500% 05/15/16	20,000	22,100
Auto Parts & Equipment Total			377,780
Entertainment — 0.1%
Boyd Gaming Corp.
	6.750% 04/15/14	275,000	247,844
Penn National Gaming, Inc.
	8.750% 08/15/19 (b)	285,000	291,413
Pinnacle Entertainment, Inc.
	8.625% 08/01/17 (b)	300,000	306,000
Six Flags, Inc.
	9.625% 06/01/14 (f)	171,000	54,934
WMG Acquisition Corp.
	7.375% 04/15/14	330,000	318,862
Entertainment Total			1,219,053
Home Builders — 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	380,000	367,650
	5.625% 01/15/16	165,000	154,275
KB Home
	5.875% 01/15/15	665,000	615,125
Ryland Group, Inc.
	8.400% 05/15/17	110,000	117,700
Home Builders Total			1,254,750

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER CYCLICAL — (continued)
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	595,000	490,131
Leisure Time Total			490,131
Lodging — 0.2%
Host Hotels & Resorts LP
	6.750% 06/01/16	505,000	502,475
MGM Mirage
	13.000% 11/15/13	150,000	172,125
Seminole Indian Tribe of Florida
	7.804% 10/01/20 (b)	325,000	275,672
Snoqualmie Entertainment Authority
	4.680% 02/01/14 (02/01/10) (b)(c)(d)	55,000	26,950
	9.125% 02/01/15 (b)	265,000	140,450
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	615,000	616,537
Wynn Las Vegas LLC
	6.625% 12/01/14	490,000	473,462
Lodging Total			2,207,671
Retail — 1.6%
AmeriGas Partners LP
	7.125% 05/20/16	255,000	255,000
	7.250% 05/20/15	195,000	195,000
Best Buy Co., Inc.
	6.750% 07/15/13	2,485,000	2,730,006
CVS Pass-Through Trust
	5.298% 01/11/27 (b)	2,842,614	2,621,813
	6.036% 12/10/28	3,248,236	3,073,936
	8.353% 07/10/31 (b)	4,886,546	5,376,325
General Nutrition Centers, Inc.
	PIK,
	5.178% 03/15/14 (03/15/10) (c)(d)	80,000	74,600
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	195,000	197,925
	8.750% 03/01/15	120,000	123,300
Limited Brands, Inc.
	8.500% 06/15/19 (b)	530,000	576,375
McDonald’s Corp.
	5.700% 02/01/39	3,410,000	3,478,268
QVC, Inc.
	7.500% 10/01/19 (b)	315,000	321,300

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER CYCLICAL — (continued)
Starbucks Corp.
	6.250% 08/15/17	1,590,000	1,681,676
Retail Total			20,705,524
Textiles — 0.0%
Mohawk Industries, Inc.
	6.875% 01/15/16	285,000	283,575
Textiles Total			283,575
CONSUMER CYCLICAL TOTAL			30,096,735
CONSUMER NON-CYCLICAL — 3.7%
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (b)	4,795,000	5,438,302
	7.750% 01/15/19 (b)	5,860,000	6,860,859
	8.000% 11/15/39 (b)	2,855,000	3,554,235
Cott Beverages, Inc.
	8.375% 11/15/17 (b)	65,000	67,112
Beverages Total			15,920,508
Commercial Services — 0.1%
ARAMARK Corp.
	8.500% 02/01/15	210,000	216,300
Corrections Corp. of America
	6.250% 03/15/13	240,000	241,200
Iron Mountain, Inc.
	8.000% 06/15/20	230,000	233,450
RSC Equipment Rental, Inc.
	10.000% 07/15/17 (b)	275,000	299,063
Service Corp. International
	6.750% 04/01/16	190,000	183,825
	7.000% 06/15/17	290,000	281,300
Commercial Services Total			1,455,138
Food — 0.7%
Campbell Soup Co.
	4.500% 02/15/19	2,640,000	2,641,843
ConAgra Foods, Inc.
	7.000% 10/01/28	4,235,000	4,538,383
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (b)	355,000	402,037
New Albertsons, Inc.
	8.000% 05/01/31	575,000	521,812
Smithfield Foods, Inc.
	10.000% 07/15/14 (b)	420,000	455,700

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER NON-CYCLICAL — (continued)
Tyson Foods, Inc.
	10.500% 03/01/14	330,000	377,025
Food Total			8,936,800
Healthcare Products — 0.0%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	230,000	249,550
Healthcare Products Total			249,550
Healthcare Services — 0.6%
Community Health Systems, Inc.
	8.875% 07/15/15	215,000	222,525
HCA, Inc.
	9.250% 11/15/16	120,000	128,850
	PIK,
	9.625% 11/15/16	994,000	1,076,005
Health Net, Inc.
	6.375% 06/01/17	320,000	286,400
Healthsouth Corp.
	8.125% 02/15/20	310,000	305,350
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	2,495,000	2,741,633
U.S. Oncology, Inc.
	9.125% 08/15/17	420,000	441,000
WellPoint, Inc.
	7.000% 02/15/19	1,840,000	2,057,908
Healthcare Services Total			7,259,671
Household Products/Wares — 0.1%
American Greetings Corp.
	7.375% 06/01/16	165,000	160,875
Fortune Brands, Inc.
	5.125% 01/15/11	1,565,000	1,614,128
Jostens IH Corp.
	7.625% 10/01/12	135,000	135,675
Household Products/Wares Total			1,910,678
Pharmaceuticals — 1.0%
Abbott Laboratories
	5.600% 05/15/11	7,000,000	7,424,431
Elan Finance PLC
	4.273% 11/15/11 (02/15/10) (c)(d)	70,000	65,800
	8.875% 12/01/13	195,000	194,025
Novartis Securities Investment Ltd.
	5.125% 02/10/19	4,165,000	4,375,441

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER NON-CYCLICAL — (continued)
Omnicare, Inc.
	6.750% 12/15/13	465,000	455,700
	6.875% 12/15/15	150,000	145,875
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	265,000	272,950
Pharmaceuticals Total			12,934,222
CONSUMER NON-CYCLICAL TOTAL			48,666,567
DIVERSIFIED — 0.1%
Diversified Holding Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	7.125% 02/15/13	460,000	469,200
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
	7.750% 10/15/16 (b)	355,000	362,987
Diversified Holding Companies Total			832,187
DIVERSIFIED TOTAL			832,187
ENERGY — 4.6%
Coal — 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	810,000	803,925
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
	8.500% 12/15/19 (b)	165,000	168,300
Massey Energy Co.
	6.875% 12/15/13	680,000	679,150
Coal Total			1,651,375
Oil & Gas — 2.5%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	2,125,000	2,199,241
Chesapeake Energy Corp.
	6.375% 06/15/15	1,370,000	1,342,600
Cimarex Energy Co.
	7.125% 05/01/17	450,000	454,500
Connacher Oil & Gas Ltd.
	11.750% 07/15/14 (b)	395,000	436,475
Devon Energy Corp.
	6.300% 01/15/19	1,320,000	1,469,763
Forest Oil Corp.
	8.500% 02/15/14 (b)	795,000	830,775
Frontier Oil Corp.
	8.500% 09/15/16	150,000	156,000

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
ENERGY — (continued)
Gazprom International SA
	7.201% 02/01/20 (b)	2,245,888	2,287,998
Hess Corp.
	7.300% 08/15/31	3,120,000	3,545,524
Marathon Oil Corp.
	6.000% 07/01/12	2,415,000	2,607,814
	6.000% 10/01/17	3,000,000	3,173,403
	7.500% 02/15/19	525,000	605,912
Newfield Exploration Co.
	6.625% 04/15/16	600,000	601,500
Nexen, Inc.
	5.875% 03/10/35	725,000	684,445
	7.500% 07/30/39	1,940,000	2,224,103
OPTI Canada, Inc.
	8.250% 12/15/14	380,000	313,025
Penn Virginia Corp.
	10.375% 06/15/16	190,000	207,100
PetroHawk Energy Corp.
	7.875% 06/01/15	275,000	277,750
Qatar Petroleum
	5.579% 05/30/11 (b)	828,499	851,252
Quicksilver Resources, Inc.
	7.125% 04/01/16	245,000	228,463
Range Resources Corp.
	7.500% 05/15/16	240,000	246,600
Southwestern Energy Co.
	7.500% 02/01/18	235,000	249,100
Talisman Energy, Inc.
	5.850% 02/01/37	2,210,000	2,111,523
	7.750% 06/01/19	4,168,000	4,894,928
Tesoro Corp.
	6.625% 11/01/15	475,000	451,250
Oil & Gas Total			32,451,044
Oil & Gas Services — 0.4%
Smith International, Inc.
	9.750% 03/15/19	2,630,000	3,331,492
Weatherford International Ltd.
	5.150% 03/15/13	815,000	853,491
	7.000% 03/15/38	1,510,000	1,530,324
Oil & Gas Services Total			5,715,307

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
ENERGY — (continued)
Pipelines — 1.6%
El Paso Corp.
	6.875% 06/15/14	460,000	459,660
	7.250% 06/01/18	135,000	133,380
Enbridge Energy Partners LP
	7.500% 04/15/38	1,265,000	1,439,974
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	1,445,000	1,553,917
	6.500% 09/01/39	2,635,000	2,655,582
	6.950% 01/15/38	2,220,000	2,365,994
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	615,000	590,400
MarkWest Energy Partners LP
	8.500% 07/15/16	295,000	300,162
ONEOK Partners LP
	6.850% 10/15/37	1,435,000	1,500,710
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	660,000	660,492
	8.750% 05/01/19	2,725,000	3,213,031
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (c)(d)	6,425,000	6,028,359
Williams Companies, Inc.
	7.875% 09/01/21	85,000	97,497
Pipelines Total			20,999,158
ENERGY TOTAL			60,816,884
FINANCIALS — 13.8%
Banks — 8.4%
Bank of New York Mellon Corp.
	5.450% 05/15/19	2,695,000	2,829,451
Barclays Bank PLC
	5.000% 09/22/16	2,365,000	2,416,585
	7.375% 06/29/49 (12/01/11) (b)(c)(d)	1,165,000	1,036,850
Capital One Capital IV
	6.745% 02/17/37 (02/05/32) (c)(d)	5,315,000	4,411,450
Capital One Capital V
	10.250% 08/15/39	3,335,000	3,876,938
Capital One Financial Corp.
	7.375% 05/23/14	680,000	769,918
Chinatrust Commercial Bank
	5.625% 12/29/49 (03/29/49) (b)(c)(d)	1,220,000	1,026,426

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
FINANCIALS — (continued)
Citigroup, Inc.
	6.010% 01/15/15	11,465,000	11,706,889
	6.375% 08/12/14	3,930,000	4,114,345
	8.125% 07/15/39	2,990,000	3,374,655
	8.500% 05/22/19	6,500,000	7,505,895
Comerica Bank
	0.321% 06/30/10 (01/29/10) (c)(d)	1,250,000	1,242,076
	5.200% 08/22/17	2,600,000	2,410,283
	5.750% 11/21/16	615,000	595,169
Deutsche Bank AG
	4.875% 05/20/13	555,000	589,620
Discover Bank/Greenwood DE
	8.700% 11/18/19	1,100,000	1,178,489
Fifth Third Bank
	4.200% 02/23/10	2,900,000	2,911,510
GMAC, Inc.
	8.000% 11/01/31	235,000	211,500
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	1,165,000	1,131,836
JPMorgan Chase Capital XX
	6.550% 09/29/36	9,545,000	8,747,973
JPMorgan Chase Capital XXII
	6.450% 02/02/37	915,000	839,728
KeyBank NA
	5.800% 07/01/14	2,025,000	1,970,963
Keycorp
	6.500% 05/14/13	2,755,000	2,843,540
Lloyds TSB Group PLC
	6.267% 12/31/49 (11/16/16) (b)(c)(d)	1,935,000	1,161,000
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	1,163,000	1,145,393
Merrill Lynch & Co., Inc.
	5.700% 05/02/17 (g)	3,535,000	3,464,908
	6.150% 04/25/13 (g)	3,295,000	3,526,167
	7.750% 05/14/38 (g)	2,235,000	2,455,682
National City Bank of Cleveland
	6.200% 12/15/11	890,000	947,728
National City Bank of Kentucky
	6.300% 02/15/11	1,585,000	1,637,846
National City Corp.
	4.900% 01/15/15	540,000	551,653

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
FINANCIALS — (continued)
	6.875% 05/15/19	1,840,000	1,947,642
Northern Trust Co.
	6.500% 08/15/18	2,865,000	3,191,624
Northern Trust Corp.
	5.500% 08/15/13	765,000	836,830
Regions Financial Corp.
	6.375% 05/15/12	165,000	157,145
USB Capital IX
	6.189% 04/15/42	12,090,000	9,717,338
USB Capital XIII Trust
	6.625% 12/15/39	6,545,000	6,651,945
Wachovia Capital Trust III
	5.800% 03/15/42 (03/15/11) (c)(d)	1,465,000	1,120,725
Westpac Banking Corp.
	4.200% 02/27/15	3,710,000	3,771,111
Zions Bancorporation
	7.750% 09/23/14	275,000	242,688
Banks Total			110,269,514
Diversified Financial Services — 1.6%
American General Finance Corp.
	6.900% 12/15/17	535,000	371,479
Ameriprise Financial, Inc.
	7.300% 06/28/19	2,620,000	2,913,597
Discover Financial Services
	10.250% 07/15/19	1,345,000	1,572,800
Eaton Vance Corp.
	6.500% 10/02/17	2,535,000	2,621,438
Fund American Companies, Inc.
	5.875% 05/15/13	3,225,000	3,218,131
International Lease Finance Corp.
	4.875% 09/01/10	5,754,000	5,526,930
	5.650% 06/01/14	1,191,000	900,109
Lazard Group LLC
	7.125% 05/15/15	310,000	321,825
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (e)(f)	14,475,000	3,003,562
	6.875% 05/02/18 (e)(f)	660,000	136,950
Reliance Intermediate Holdings LP
	9.500% 12/15/19 (b)	155,000	161,394
Sears Roebuck Acceptance Corp.
	7.000% 02/01/11	90,000	90,450

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
FINANCIALS — (continued)
SLM Corp.
	5.000% 10/01/13	475,000	436,972
Diversified Financial Services Total			21,275,637
Insurance — 2.7%
Asurion Corp.
	6.734% 07/02/15 (01/11/10) (c)(d)(h)	210,000	201,876
CNA Financial Corp.
	5.850% 12/15/14	1,168,000	1,151,228
Crum & Forster Holdings Corp.
	7.750% 05/01/17	270,000	256,837
ING Groep NV
	5.775% 12/29/49 (12/08/15) (c)(d)	4,575,000	3,379,511
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (b)	5,775,000	5,287,301
	10.750% 06/15/58 (06/15/58) (b)(c)(d)	2,815,000	2,983,900
Lincoln National Corp.
	7.000% 05/17/66 (d)	975,000	809,250
	8.750% 07/01/19	940,000	1,074,048
MetLife Capital Trust X
	9.250% 04/08/38 (b)	5,355,000	6,051,150
MetLife, Inc.
	10.750% 08/01/39	2,225,000	2,739,923
Principal Life Income Funding Trusts
	5.300% 04/24/13	4,550,000	4,804,331
Provident Companies, Inc.
	7.000% 07/15/18	130,000	124,829
Transatlantic Holdings, Inc.
	8.000% 11/30/39	2,835,000	2,886,376
Unum Group
	7.125% 09/30/16	2,860,000	2,963,229
Insurance Total			34,713,789
Real Estate Investment Trusts (REITs) — 1.1%
Brandywine Operating Partnership LP
	7.500% 05/15/15	3,145,000	3,195,638
Duke Realty LP
	7.375% 02/15/15	3,055,000	3,221,751
	8.250% 08/15/19	3,015,000	3,150,545
DuPont Fabros Technology LP
	8.500% 12/15/17 (b)	265,000	269,306

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
FINANCIALS — (continued)
Highwoods Properties, Inc.
	5.850% 03/15/17	1,040,000	948,734
Liberty Property LP
	5.500% 12/15/16	3,310,000	3,055,637
Senior Housing Properties Trust
	8.625% 01/15/12	150,000	155,250
Real Estate Investment Trusts (REITs) Total			13,996,861
Savings & Loans — 0.0%
Washington Mutual Bank
	5.125% 01/15/15 (i)	6,935,000	34,675
Savings & Loans Total			34,675
FINANCIALS TOTAL			180,290,476
INDUSTRIALS — 2.3%
Aerospace & Defense — 0.6%
BE Aerospace, Inc.
	8.500% 07/01/18	535,000	567,100
Embraer Overseas Ltd.
	6.375% 01/15/20	3,495,000	3,495,000
L-3 Communications Corp.
	5.875% 01/15/15	240,000	239,700
	6.375% 10/15/15	485,000	486,819
Raytheon Co.
	5.375% 04/01/13	2,200,000	2,379,680
	7.200% 08/15/27	830,000	975,093
Aerospace & Defense Total			8,143,392
Building Materials — 0.0%
Owens Corning
	6.500% 12/01/16	330,000	337,944
Texas Industries, Inc.
	7.250% 07/15/13	300,000	294,750
Building Materials Total			632,694
Electrical Components & Equipment — 0.1%
Belden, Inc.
	7.000% 03/15/17	360,000	350,550
General Cable Corp.
	7.125% 04/01/17	305,000	299,663
Electrical Components & Equipment Total			650,213
Electronics — 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	219,000	215,715
Electronics Total			215,715

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
INDUSTRIALS — (continued)
Environmental Control — 0.0%
Clean Harbors, Inc.
	7.625% 08/15/16	285,000	288,919
Environmental Control Total			288,919
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.
	8.250% 12/15/38	2,395,000	3,196,401
Terex Corp.
	8.000% 11/15/17	410,000	394,625
Machinery-Construction & Mining Total			3,591,026
Machinery-Diversified — 0.0%
Altra Holdings, Inc.
	8.125% 12/01/16 (b)	85,000	87,231
CPM Holdings, Inc.
	10.625% 09/01/14 (b)	145,000	152,975
Manitowoc Co., Inc.
	7.125% 11/01/13	270,000	253,800
Machinery-Diversified Total			494,006
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.
	7.500% 03/01/14	265,000	247,444
Bombardier, Inc.
	6.300% 05/01/14 (b)	650,000	643,500
Colt Defense LLC/Colt Finance Corp.
	8.750% 11/15/17 (b)	170,000	175,525
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	3,315,000	3,961,216
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	645,000	723,655
Miscellaneous Manufacturing Total			5,751,340
Packaging & Containers — 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	370,000	382,950
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (b)	245,000	254,187
Graphic Packaging International, Inc.
	9.500% 06/15/17	220,000	233,200
Packaging & Containers Total			870,337

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
INDUSTRIALS — (continued)
Transportation — 0.8%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (c)(d)	2,965,000	2,846,400
Bristow Group, Inc.
	7.500% 09/15/17	415,000	410,850
Kansas City Southern de Mexico SA de CV
	7.625% 12/01/13	295,000	290,575
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	205,000	203,975
RailAmerica, Inc.
	9.250% 07/01/17	180,000	191,475
Ship Finance International Ltd.
	8.500% 12/15/13	120,000	113,250
Stena AB
	7.500% 11/01/13	25,000	24,062
Teekay Corp.
	8.875% 07/15/11	220,000	227,975
Union Pacific Corp.
	5.700% 08/15/18	2,775,000	2,906,807
	6.650% 01/15/11	2,635,000	2,779,327
Transportation Total			9,994,696
INDUSTRIALS TOTAL			30,632,338
TECHNOLOGY — 0.7%
Computers — 0.0%
Seagate Technology International
	10.000% 05/01/14 (b)	145,000	160,225
Computers Total			160,225
Networking Products — 0.5%
Cisco Systems, Inc.
	5.500% 01/15/40	3,250,000	3,107,683
	5.900% 02/15/39	3,315,000	3,351,750
Networking Products Total			6,459,433
Semiconductors — 0.0%
Amkor Technology, Inc.
	9.250% 06/01/16	140,000	148,750
Freescale Semiconductor, Inc.
	12.500% 12/15/14 (d)(h)	150,644	154,661
Semiconductors Total			303,411

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
TECHNOLOGY — (continued)
Software — 0.2%
Oracle Corp.
	6.500% 04/15/38	2,440,000	2,679,349
Software Total			2,679,349
TECHNOLOGY TOTAL			9,602,418
UTILITIES — 3.6%
Electric — 2.9%
AEP Texas Central Co.
	6.650% 02/15/33	2,830,000	2,935,067
AES Corp.
	7.750% 03/01/14	20,000	20,300
	8.000% 10/15/17	1,175,000	1,205,844
Calpine Construction Finance Co. LP
	8.000% 06/01/16 (b)	295,000	303,850
CMS Energy Corp.
	6.875% 12/15/15	160,000	159,852
Commonwealth Edison Co.
	5.900% 03/15/36	815,000	810,506
	5.950% 08/15/16	3,430,000	3,672,354
	6.950% 07/15/18	1,630,000	1,772,573
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	1,900,000	2,166,165
DTE Energy Co.
	7.625% 05/15/14	2,540,000	2,835,544
Dynegy Holdings, Inc.
	7.750% 06/01/19	150,000	130,125
Exelon Generation Co. LLC
	6.200% 10/01/17	3,000,000	3,215,820
FPL Energy National Wind LLC
	5.608% 03/10/24 (b)	473,273	465,899
Hydro Quebec
	8.500% 12/01/29	1,510,000	2,000,299
Intergen NV
	9.000% 06/30/17 (b)	460,000	479,550
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	310,000	310,775
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	3,300,000	3,462,891
Mirant North America LLC
	7.375% 12/31/13	355,000	351,006
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (b)	4,910,000	4,868,182

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
UTILITIES — (continued)
NRG Energy, Inc.
	7.375% 02/01/16	1,110,000	1,111,387
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25 (b)	515,000	460,925
Oncor Electric Delivery Co.
	5.950% 09/01/13	3,110,000	3,336,638
Southern Co.
	4.150% 05/15/14	1,270,000	1,306,006
Windsor Financing LLC
	5.881% 07/15/17 (b)	1,237,334	978,162
Electric Total			38,359,720
Gas — 0.7%
Atmos Energy Corp.
	6.350% 06/15/17	2,065,000	2,191,227
	8.500% 03/15/19	2,540,000	3,085,143
Centerpoint Energy, Inc.
	5.950% 02/01/17	295,000	292,590
Nakilat, Inc.
	6.067% 12/31/33 (b)	2,270,000	1,968,135
Sempra Energy
	6.500% 06/01/16	1,410,000	1,529,158
Gas Total			9,066,253
UTILITIES TOTAL			47,425,973

	Total Corporate Fixed-Income Bonds & Notes (cost of $477,447,625,534)		485,670,736
Mortgage-Backed Securities — 18.6%
Federal Home Loan Mortgage Corp.
	4.500% 09/01/24	8,329,972	8,570,405
	4.500% 11/01/24	35,944,280	36,981,762
	5.608% 08/01/37 (01/01/10) (c)(d)	6,862,960	7,261,793
	5.690% 06/01/37 (01/01/10) (c)(d)	6,457,312	6,846,761
	5.720% 06/01/36 (01/01/10) (c)(d)	4,544,190	4,780,404
	6.000% 05/01/17	55,288	59,226
	6.000% 02/01/39	3,725,628	3,954,195
	8.000% 04/01/10	402	409
	8.500% 11/01/26	130,951	150,654
Federal National Mortgage Association
	3.199% 08/01/36 (01/01/10) (c)(d)	30,459	31,240
	4.000% 03/01/39	8,610,808	8,321,951
	4.000% 10/01/39	9,929,698	9,595,605

		Par (a)	Value ($)
Mortgage-Backed Securities — (continued)
	4.000% 12/01/39	3,395,416	3,281,174
	4.500% 07/01/24	6,222,719	6,408,163
	4.500% 11/01/24	9,038,972	9,308,343
	4.500% 02/01/39	32,075,030	32,048,301
	4.600% 09/01/19	9,175,000	9,221,886
	4.680% 09/01/19	6,925,000	6,959,758
	5.612% 10/01/37 (01/01/10) (c)(d)	5,413,880	5,726,757
	5.858% 07/01/37 (01/01/10) (c)(d)	628,363	655,473
	5.942% 06/01/32 (01/01/10) (c)(d)	15,413	16,460
	6.000% 05/01/37	13,985,520	14,835,578
	6.000% 05/01/38	2,266,206	2,402,532
	6.000% 08/01/38	28,573,827	30,292,721
	6.000% 12/01/38	12,326,499	13,068,015
	6.001% 07/01/32 (01/01/10) (c)(d)	260,231	278,447
	7.000% 10/01/11	38,435	40,054
	10.000% 09/01/18	47,903	53,830
Government National Mortgage Association
	4.500% 07/15/39	20,958,108	21,009,236
	7.000% 01/15/30	688,349	766,075
	7.500% 12/15/23	684,186	769,592
	7.500% 07/20/28	270,732	303,654
	8.000% 05/15/17	8,509	9,470
	8.500% 02/15/25	76,772	88,335
	13.000% 01/15/11	461	485
	13.000% 02/15/11	379	396

	Total Mortgage-Backed Securities (cost of $245,700,333)		244,099,140
Commercial Mortgage-Backed Securities — 17.2%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	640,000	651,508
	4.830% 08/15/38	3,530,000	3,611,485
	4.933% 02/13/42 (01/01/10) (c)(d)	6,960,000	6,803,786
	5.201% 12/11/38	4,315,000	4,146,258
	5.540% 09/11/41	1,765,000	1,719,004
	5.694% 09/11/38 (01/01/10) (c)(d)	482,000	494,069
	5.719% 06/11/40 (01/01/10) (c)(d)	6,870,000	6,244,626
	5.742% 09/11/42 (01/01/10) (c)(d)	7,990,000	7,695,140
Chase Commercial Mortgage Securities Corp.
	6.275% 02/12/16 (01/01/10) (b)(c)(d)	13,600,000	14,180,715

		Par (a)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Credit Suisse First Boston Mortgage Securities Corp.
	1.064% 03/15/36 (01/01/10) (b)(c)(d)	25,297,849	69,971
Credit Suisse Mortgage Capital Certificates
	5.723% 06/15/39 (01/01/10) (c)(d)	5,745,000	4,595,066
	5.826% 06/15/38 (01/01/10) (c)(d)	15,000,000	12,890,452
CW Capital Cobalt Ltd.
	5.820% 05/15/46 (01/01/10) (c)(d)	2,935,000	2,402,567
GE Capital Commercial Mortgage Corp.
	5.189% 07/10/39 (01/01/10) (c)(d)	14,309,000	14,279,061
GMAC Commercial Mortgage Securities, Inc.
	0.685% 04/10/40 (01/01/10) (b)(c)(d)	23,840,005	140,854
	1.279% 07/15/29 (01/01/10) (c)(d)	7,864,042	362,524
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	1,666,000	1,689,699
	5.317% 06/10/36 (01/01/10) (c)(d)	11,640,000	11,814,626
	5.918% 07/10/38 (01/01/10) (c)(d)	9,540,000	8,698,016
GS Mortgage Securities Corp. II
	5.805% 08/10/45 (01/01/10) (c)(d)	6,535,000	5,611,244
JPMorgan Chase Commercial Mortgage Securities Corp.
	0.169% 10/15/42 (01/01/10) (c)(d)	87,452,358	426,208
	5.050% 12/12/34	8,110,000	8,356,222
	5.440% 06/12/47	5,025,000	4,377,611
	5.716% 02/15/51	13,004,000	10,320,902
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	10,080,000	10,213,993
	5.430% 02/15/40	4,585,000	3,960,474
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.480% 12/15/30 (01/01/10) (c)(d)	22,174,658	447,850
Merrill Lynch Mortgage Trust
	4.747% 06/12/43 (01/01/10) (c)(d)	6,450,000	6,102,583
Morgan Stanley Capital I
	4.970% 12/15/41	9,194,000	9,200,814
	4.989% 08/13/42	4,090,000	3,959,018
	5.447% 02/12/44 (01/01/10) (c)(d)	2,305,000	2,019,964
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	2,960,000	3,009,657
	5.080% 09/15/37	5,755,000	5,864,597
Wachovia Bank Commercial Mortgage Trust
	5.037% 03/15/42 (01/01/10) (b)(c)(d)	268,525,630	1,564,242
	5.037% 03/15/42	4,550,000	4,639,360
	5.209% 10/15/44 (01/01/10) (c)(d)	12,960,000	12,898,352

			Par (a)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.237% 07/15/41 (01/01/10) (c)(d)		1,205,000	1,195,397
	5.416% 01/15/45 (01/01/10) (c)(d)		5,000,000	4,776,868
	5.418% 01/15/45 (01/01/10) (c)(d)		9,000,000	8,620,977
	5.609% 03/15/45 (01/01/10) (c)(d)		5,635,000	4,455,059
	5.726% 06/15/45		3,025,114	3,070,398
	5.765% 07/15/45 (01/01/10) (c)(d)		9,090,000	8,233,199

	Total Commercial Mortgage-Backed Securities (cost of $222,137,272)			225,814,416
Government & Agency Obligations — 16.0%
FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
African Development Bank
	1.950% 03/23/10 JPY		497,000,000	5,355,609
Belgium Government Bond
	3.750% 09/28/15 EUR		650,000	972,705
Canada Housing Trust No. 1
	4.000% 06/15/12 (b) CAD		760,000	762,296
Eksportfinans A/S
	1.600% 03/20/14 JPY		150,000,000	1,615,234
	1.800% 06/21/10 JPY		210,000,000	2,264,133
European Investment Bank
	0.063% 09/21/11 (03/23/10) (c)(d)	JPY	120,000,000	1,282,393
	1.250% 09/20/12	JPY	50,000,000	550,049
	1.400% 06/20/17	JPY	68,300,000	751,169
	5.500% 12/07/11	GBP	190,000	329,053
Federal Republic of Germany
	4.250% 07/04/17	EUR	3,210,000	4,953,771
Government of Canada
	4.000% 06/01/16	CAD	415,000	417,361
Japan Finance Organization for Municipal Enterprises
	1.900% 06/22/18	JPY	60,000,000	682,654
Kingdom of Belgium
	3.250% 09/28/16	EUR	150,000	216,226
Kingdom of Denmark
	4.000% 11/15/17	DKK	1,570,000	313,746
Kingdom of Netherlands
	4.000% 07/15/16	EUR	650,000	984,548
Kingdom of Norway
	6.000% 05/16/11	NOK	3,030,000	548,276

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Kingdom of Sweden
	3.750% 08/12/17	SEK	1,700,000	246,996
Kreditanstalt fuer Wiederaufbau
	4.375% 03/15/18		4,210,000	4,324,175
New South Wales Treasury Corp.
	6.000% 04/01/19	AUD	175,000	154,560
Province of Ontario
	1.875% 01/25/10	JPY	200,000,000	2,148,327
Province of Quebec
	5.125% 11/14/16		3,060,000	3,293,166
Queensland Treasury Corp.
	6.000% 10/14/15	AUD	170,000	153,705
Republic of Austria
	4.300% 09/15/17 (b)	EUR	300,000	452,987
Republic of Finland
	5.375% 07/04/13	EUR	290,000	461,256
Republic of France
	3.000% 10/25/15	EUR	1,760,000	2,542,349
	4.250% 04/25/19	EUR	1,360,000	2,058,027
Republic of Italy
	5.250% 08/01/17	EUR	2,185,000	3,495,780
	5.375% 06/12/17	EUR	2,075,000	2,215,712
Republic of Poland
	6.250% 10/24/15	PLN	1,000,000	353,790
Republic of Spain
	4.400% 01/31/15	EUR	730,000	1,113,990
Svensk Exportkredit AB
	5.125% 03/01/17		310,000	327,365
United Kingdom Treasury
	5.000% 03/07/25	GBP	1,110,000	1,902,364
	8.000% 09/27/13	GBP	450,000	874,018
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				48,117,790
U.S. GOVERNMENT AGENCIES — 1.7%
Resolution Funding Corp., STRIPS
	(j) 10/15/19		18,425,000	11,822,715
	(j) 10/15/20		17,795,000	10,699,884
U.S. GOVERNMENT AGENCIES TOTAL				22,522,599
U.S. GOVERNMENT OBLIGATIONS — 10.6%
U.S. Treasury Bonds
	4.500% 02/15/36		25,000,000	24,625,000
U.S. Treasury Notes
	0.750% 11/30/11		26,000,000	25,830,402

		Par (a)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	1.000% 10/31/11 (k)	69,110,000	69,047,801
	1.375% 09/15/12	3,385,000	3,369,131
	1.375% 11/15/12	7,135,000	7,083,714
	2.125% 11/30/14	2,420,000	2,362,719
	3.125% 05/15/19	230,000	217,817
	3.375% 11/15/19	5,299,000	5,097,002
	3.625% 08/15/19	2,209,000	2,171,723
U.S. GOVERNMENT OBLIGATIONS TOTAL			139,805,309

	Total Government & Agency Obligations (cost of $208,290,633)		210,445,698
Asset-Backed Securities — 6.3%
American Express Credit Account Master Trust
	0.513% 01/15/13 (01/15/10) (b)(c)(d)	2,380,000	2,366,132
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	85,513	79,911
Capital One Multi-Asset Execution Trust
	1.333% 04/15/13 (01/15/10) (c)(d)	3,845,000	3,854,145
Carmax Auto Owner Trust
	5.270% 11/15/12	12,500,000	13,042,475
Contimortgage Home Equity Trust
	6.880% 01/15/28	98,387	74,712
	8.180% 12/25/29 (01/01/10) (c)(d)	6,184	6,151
Daimler Chrysler Auto Trust
	4.940% 02/08/12	8,935,000	9,082,772
Discover Card Master Trust
	0.553% 01/15/13 (01/15/10) (c)(d)	5,778,700	5,712,514
	0.594% 06/15/15 (03/15/10) (c)(d)	1,375,000	1,348,568
	1.533% 12/15/14 (01/15/10) (c)(d)	2,865,000	2,879,036
	1.533% 02/17/15 (01/15/10) (c)(d)	2,350,000	2,373,084
Discover Card Master Trust I
	0.333% 08/15/12 (01/15/10) (c)(d)	5,390,000	5,374,532
First Alliance Mortgage Loan Trust
	7.625% 07/25/25	587,619	419,015
First Plus Home Loan Trust
	7.720% 05/10/24 (01/01/10) (c)(d)	90,723	86,253
Ford Credit Auto Owner Trust
	4.950% 03/15/13	7,500,000	7,873,729
	5.160% 04/15/13	5,650,000	5,959,432

		Par (a)	Value ($)
Asset-Backed Securities — (continued)
Franklin Auto Trust
	5.360% 05/20/16	3,200,000	3,313,060
GMAC Mortgage Corp. Loan Trust
	6.310% 05/25/36 (01/01/10) (c)(d)	1,150,231	1,126,328
IMC Home Equity Loan Trust
	7.500% 04/25/26	176,140	175,684
Long Beach Auto Receivables Trust
	4.250% 04/15/12	1,945,281	1,947,287
Money Store Home Equity Trust
	0.531% 08/15/29 (01/15/10) (c)(d)	3,185,760	1,295,039
Morgan Stanley Mortgage Loan Trust
	0.351% 10/25/36 (01/25/10) (c)(d)	288,878	289,058
Popular ABS Mortgage Pass-Through Trust
	0.431% 02/25/36 (01/25/10) (c)(d)	814,152	792,095
SACO I, Inc.
	0.431% 04/25/35 (01/25/10) (b)(c)(d)	291,667	117,557
SLM Student Loan Trust
	0.314% 03/15/17 (03/15/10) (c)(d)	1,900,467	1,879,047
	0.334% 12/15/20 (03/15/10) (c)(d)	9,792,000	9,500,205
Soundview Home Equity Loan Trust
	0.531% 11/25/35 (01/25/10) (c)(d)	1,675,141	1,393,684

	Total Asset-Backed Securities (cost of $83,296,061)		82,361,505
Municipal Bonds — 1.5%
CALIFORNIA — 0.9%
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	2,665,000	2,455,238
CA Los Angeles Community College District
	Series 2008 F-1,
	5.000% 08/01/33	6,200,000	6,303,602
CA State
	Series 2009,
	7.550% 04/01/39	2,875,000	2,824,630
CALIFORNIA TOTAL			11,583,470
NEW YORK — 0.6%
NY Triborough Bridge & Tunnel Authority
	Series 2008 C,
	5.000% 11/15/38	7,500,000	7,721,625
NEW YORK TOTAL			7,721,625

	Total Municipal Bonds (cost of $19,021,111)		19,305,095

		Par (a)	Value ($)
Collateralized Mortgage Obligations — 0.5%
NON - AGENCY — 0.5%
Bear Stearns Alt-A Trust
	0.511% 01/25/35 (01/25/10) (c)(d)	1,585,299	1,137,065
	3.590% 10/25/33 (01/25/10) (c)(d)	1,357,251	1,203,780
Citigroup Mortgage Loan Trust, Inc.
	5.839% 09/25/37 (01/01/10) (c)(d)	4,029,029	2,475,302
Morgan Stanley Mortgage Loan Trust
	0.451% 02/25/47 (01/25/10) (c)(d)	7,463,033	1,717,036
Sequoia Mortgage Trust
	1.113% 07/20/34 (01/20/10) (c)(d)	1,974,299	536,757
NON-AGENCY TOTAL			7,069,940

	Total Collateralized Mortgage Obligations (cost of $16,429,006)		7,069,940

		Shares
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
	CMP Susquehanna Radio Holdings Corp., Series A (d)(e)(l)	6,343	63
Media Total			63
COMMUNICATIONS TOTAL			63

	Total Preferred Stock (cost of $63)		63
Warrants — 0.0%
FINANCIALS — 0.0%
CNB Capital Trust I	Expires 03/23/19(e)(l)	7,248	72
FINANCIALS TOTAL			72

	Total Warrants (cost of $73)		72

		Par (a)
Short-Term Obligation — 2.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 01/15/13, market value $28,713,000 (repurchase proceeds $28,148,000)	28,148,000	28,148,000

	Total Short-Term Obligation (cost of $28,148,000)		28,148,000

Total Investments — 99.3% (cost of $1,300,470,086)(m)(n)	$1,302,914,665

Other Assets & Liabilities, Net — 0.7%	9,363,980

Net Assets — 100.0%	$1,312,278,645

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days or less are valued at amortized cost, which approximates market value.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$33,247,292	$—	$33,247,292
Communications	—	44,047,716	12,150	44,059,866
Consumer Cyclical	—	27,809,422	2,287,313	30,096,735
Consumer Non-Cyclical	—	48,666,567	—	48,666,567
Diversified	—	832,187	—	832,187
Energy	—	60,816,884	—	60,816,884
Financials	—	180,290,476	—	180,290,476
Industrials	—	30,632,338	—	30,632,338
Technology	—	9,602,418	—	9,602,418
Utilities	—	47,425,973	—	47,425,973
Total Corporate Fixed-Income Bonds & Notes	—	483,371,273	2,299,463	485,670,736
Total Mortgage-Backed Securities	—	244,099,140	—	244,099,140
Total Commercial Mortgage-Backed Securities	—	225,814,416	—	225,814,416
Government & Agency Obligations
Foreign Government Obligations	—	48,117,790	—	48,117,790
U.S. Government Agencies	—	22,522,599	—	22,522,599
U.S. Government Obligations	139,805,309	—	—	139,805,309
Total Government & Agency Obligations	139,805,309	70,640,389	—	210,445,698
Total Asset-Backed Securities	—	82,361,505	—	82,361,505
Total Municipal Bonds	—	19,305,095	—	19,305,095
Total Collateralized Mortgage Obligations	—	7,069,940	—	7,069,940
Total Preferred Stock	—	—	63	63
Total Warrants	—	—	72	72
Total Short-Term Obligation	—	28,148,000	—	28,148,000
Total Investments	139,805,309	1,160,809,758	2,299,598	1,302,914,665
Value of Credit Default Swap Contracts	—	(2,086,490)	—	(2,086,490)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	8,904	—	8,904
Unrealized Appreciation (Depreciation) on Futures Contracts	2,717,000	—	—	2,717,000
Total	$142,522,309	$1,158,732,172	$2,299,598	$1,303,554,079

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending December 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of December 31, 2009
Corporate Fixed-Income Bonds & Notes
Communications	$12,150	$341	$—	$(341)	$—	$—	$12,150
Consumer Cyclical	1,792,878	8,021	6,894	633,075	(153,555)	—	2,287,313
Preferred Stock	63	—	—	—	—	—	63
Warrants	73	—	—	(1)	—	—	72
	$1,805,164	$8,362	$6,894	$632,733	$(153,555)	$—	$2,299,598

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at December 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $632,733.

(a)	Principal amount is stated in United States dollars unless otherwise noted.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2009, these securities, which are not illiquid except for the following, amounted to $90,879,014, which represents 6.4% of net assets.

		Acquisition
	Security	Date	Par/Shares	Cost	Value
	CMP Susquehanna
	Radio Holdings Corp.,
	Series A,
	Preferred Stock	04/01/09	6,343	$63	$63
	Local TV Finance
	LLC, PIK,
	9.250% 06/15/15	05/07/07	$187,425	176,547	80,593
	Orascom Telecom
	Finance SCA
	7.875% 02/08/14	02/08/07	$170,000	170,000	153,850
	Qatar Petroleum,
	5.579% 05/30/11	05/26/05	$828,499	828,499	851,252
	Seminole Indian
	Tribe of Florida
	7.804% 10/01/20	09/28/07	$325,000	329,072	275,672
	Snoqualmie
	Entertainment
	Authority,
	4.680% 02/01/14	01/23/07	$55,000	$55,000	26,950
					$1,388,380

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(d)	Parenthetical date represents the next interest rate reset date for the security.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2009, the value of these securities amounted to $3,152,797, which represents 0.2% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2009, the value of these securities amounted to $3,199,796, which represents 0.2% of net assets.

(g)	Investments in affiliates during the nine month period ended December 31, 2009:

	Security name: Merrill Lynch & Co., Inc. 5.700% 05/02/17

	Par as of 03/31/09:			$3,535,000
	Par purchased:			$—
	Par sold:			$—
	Par as of 12/31/09:			$3,535,000
	Net realized gain(loss):			$—
	Interest income earned:			$151,121
	Value at end of period:			$3,464,908

	Security name: Merrill Lynch & Co., Inc. 6.150% 04/25/13.

	Par as of 03/31/09:		$4,615,000
	Par purchased:		$—
	Par sold:		$1,320,000
	Par as of 12/31/09:		$3,295,000
	Net realized gain(loss):		$—
	Interest income earned:		$201,141
	Value at end of period:		$3,526,167

	Security name: Merrill Lynch & Co., Inc. 7.750% 05/14/38.

	Par as of 03/31/09:		$2,235,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 12/31/09:		$2,235,000
	Net realized gain(loss):		$—
	Interest income earned:		$129,909
	Value at end of period:		$2,455,682

	As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary.

(h)	Loan participation agreement.
(i)	The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2009, the value of this security represents less than 0.1% of net assets.
(j)	Zero coupon bond.
(k)	The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2009, the total market value of securities pledged amounted to $3,996,400.
(l)	Non-income producing security.
(m)	Cost for federal income tax purposes is $1,300,470,177.
(n)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$44,219,687	$(41,775,199)	$2,444,488

Forward foreign currency exchange contracts outstanding on  December 31, 2009, are:

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$93,180	$95,184	01/13/10	$2,004
EUR	358,384	363,302	01/15/10	4,918
EUR	193,525	192,532	01/27/10	(994)
JPY	193,290	196,266	01/27/10	2,976
				$8,904

At December 31, 2009, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	$2,015,000	$(82,606)	$(270,927)
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	2,040,000	(82,973)	(205,989)
Barclays Capital	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	4,100,000	174,260	26,359
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	4,100,000	14,252	46,713
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	5,165,000	40,574	37,654
Barclays Capital	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	3,800,000	(309,287)	(200,995)
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	7,055,000	590,572	(333,558)
JPMorgan	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	5,165,000	203,926	47,727
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Buy	3.350%	12/20/13	9,000,000	—	(1,004,864)
Morgan Stanley	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	4,000,000	(307,205)	(228,610)
							$(2,086,490)

At December 31, 2009, cash of $2,030,000 was pledged as collateral for open credit default swap contracts.

At December 31, 2009, the Fund held the following open short futures contracts:

Risk Exposure/Type Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	1,640	$189,343,125	$192,645,585	Mar-2010	$3,302,460
30-Year U.S. Treasury Notes	116	13,383,500	13,684,255	Mar-2010	300,755
					$3,603,215

At December 31, 2009, the Fund held the following open long futures contracts:

Risk Exposure/Type Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
5-Year U.S. Treasury Notes	566	$64,740,672	$65,626,887	Mar-2010	$(886,215)

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
I.O.	Interest Only
JPY	Japanese Yen
NOK	Norwegian Krone
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Virginia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 95.5%
EDUCATION — 2.0%
Education — 2.0%
VA Amherst Industrial Development Authority
	Sweet Briar College,
	Series 2006,
	5.000% 09/01/26	1,000,000	970,220
VA College Building Authority
	Regent University,
	Series 2006,
	5.000% 06/01/21	1,100,000	1,028,082
	Roanoke College,
	Series 2007,
	5.000% 04/01/23	1,000,000	1,037,460
	Washington & Lee University,
	Series 1998,
	Insured: NPFGC
	5.250% 01/01/26	3,115,000	3,685,793
Education Total			6,721,555
EDUCATION TOTAL			6,721,555
HEALTH CARE — 8.1%
Continuing Care Retirement — 1.8%
VA Fairfax County Economic Development Authority
	Goodwin House, Inc.,
	Series 2007,
	5.000% 10/01/22	2,500,000	2,401,800
	Greenspring Village, Inc.,
	Series 2006 A,
	4.750% 10/01/26	2,000,000	1,763,020
VA Henrico County Economic Development Authority
	Westminster-Canterbury,
	Series 2006:
	5.000% 10/01/21	1,000,000	934,050
	5.000% 10/01/22	1,000,000	927,670
Continuing Care Retirement Total			6,026,540
Hospitals — 6.3%
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/14	1,000,000	1,062,860
VA Fairfax County Industrial Development Authority
	Inova Health Systems:
	Series 1993,
	Insured: NPFGC
	5.250% 08/15/19	1,000,000	1,075,270
	Series 2009 C,
	5.000% 05/15/25	1,000,000	1,046,410

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
VA Fredericksburg Economic Development Authority
	Medicorp Health Systems,
	Series 2007:
	5.250% 06/15/18	2,000,000	2,145,180
	5.250% 06/15/20	6,495,000	6,919,903
VA Medical College of Virginia Hospital Authority
	University Health Services,
	Series 1998,
	Insured: NPFGC
	4.800% 07/01/11	1,000,000	1,012,150
VA Roanoke Industrial Development Authority
	Carilion Health Center,
	Series 2002 A,
	Insured: NPFGC
	5.250% 07/01/12	4,000,000	4,341,000
VA Small Business Financing Authority
	Wellmont Health Systems,
	Series 2007 A,
	5.125% 09/01/22	710,000	667,968
VA Stafford County Economic Development Authority
	MediCorp Health Systems,
	Series 2006,
	5.250% 06/15/24	1,000,000	1,023,590
VA Winchester Industrial Development Authority
	Valley Health Systems,
	Series 2007,
	5.000% 01/01/26	1,250,000	1,300,875
WI Health & Educational Facilities Authority
	Agnesian Healthcare, Inc.,
	Series 2001,
	6.000% 07/01/21	1,000,000	1,009,820
Hospitals Total			21,605,026
HEALTH CARE TOTAL			27,631,566
HOUSING — 2.8%
Multi-Family — 2.8%
VA Housing Development Authority
	Series 2000 B, AMT,
	5.875% 08/01/15	2,655,000	2,678,311
VA Prince William County Industrial Development Authority
	CRS Triangle Housing Corp.,
	Series 1998 C,
	7.000% 07/01/29	1,040,000	889,200

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
VA Suffolk Redevelopment & Housing Authority
	Windsor Fieldstone LP,
	Series 2001,
	4.850% 07/01/31 (07/01/11) (a)(b)	5,800,000	6,079,850
Multi-Family Total			9,647,361
HOUSING TOTAL			9,647,361
INDUSTRIALS — 1.1%
Forest Products & Paper — 0.8%
AL Mobile Industrial Development Board Pollution Control Authority
	International Paper Co.,
	Series 1998 B,
	4.750% 04/01/10	2,250,000	2,256,165
MS Warren County
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	500,000	505,410
Forest Products & Paper Total			2,761,575
Other Industrial Development Bonds — 0.3%
VA Peninsula Ports Authority
	Dominion Resources, Inc.,
	Series 2003,
	GTY AGMT: Dominion Energy
	5.000% 10/01/33 (10/01/11) (a)(b)	1,000,000	1,021,950
Other Industrial Development Bonds Total			1,021,950
INDUSTRIALS TOTAL			3,783,525
OTHER — 19.9%
Other — 2.8%
VA Norfolk Parking Systems
	Series 2005 A,
	Insured: NPFGC
	5.000% 02/01/21	5,170,000	5,185,200
VA Virginia Beach Development Authority
	Series 2005 A,
	5.000% 05/01/21	4,000,000	4,312,200
Other Total			9,497,400
Pool/Bond Bank — 10.9%
VA Resources Authority
	Airports Revolving Fund,
	Series 2001 A,
	5.250% 08/01/18	1,205,000	1,251,200
	Clean Water State Revolving Fund:
	Series 2005:
	5.500% 10/01/19	5,180,000	6,240,709
	5.500% 10/01/20	3,500,000	4,241,370
	5.500% 10/01/21	6,475,000	7,886,032
	Series 2008,
	5.000% 10/01/29	5,000,000	5,438,900
	Series 2009,
	5.000% 10/01/17	1,380,000	1,603,174

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Virginia Pooled Financing Program:
	Series 2002 B,
	5.000% 11/01/13	1,175,000	1,339,065
	Series 2003:
	5.000% 11/01/18	1,055,000	1,145,065
	5.000% 11/01/19	1,100,000	1,187,714
	Series 2005 B,
	5.000% 11/01/18	1,030,000	1,142,342
	Series 2009 B:
	4.000% 11/01/18	1,000,000	1,077,950
	4.000% 11/01/18	4,000,000	4,331,160
Pool/Bond Bank Total			36,884,681
Refunded/Escrowed (c) — 6.2%
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Pre-refunded 01/01/11,
	Insured: AGMC
	5.625% 01/01/20	1,285,000	1,363,257
VA Biotechnology Research Park Authority
	Series 2001,
	Pre-refunded 09/01/11,
	5.125% 09/01/16	1,100,000	1,182,599
VA Montgomery County Industrial Development Authority
	Series 2000 B,
	Pre-refunded 01/15/11,
	Insured: AMBAC
	5.500% 01/15/22	2,000,000	2,125,320
VA Resources Authority Infrastructure Authority
	Pooled Financing Program:
	Series 2000 A,
	Pre-refunded 05/01/11,
	Insured: NPFGC
	5.500% 05/01/21	1,070,000	1,150,785
	Series 2003,
	Pre-refunded 11/01/13:
	5.000% 11/01/18	20,000	22,898
	5.000% 11/01/19	25,000	28,622
VA Richmond
	Series 1999 A,
	Pre-refunded 01/15/10,
	Insured AGMC
	5.000% 01/15/19	2,855,000	2,888,803
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to various dates/prices:
	5.250% 06/01/19	3,280,000	3,426,124
	5.500% 06/01/26	4,250,000	4,763,825
VA Virginia Beach Water & Sewer Authority
	Series 2000,
	Pre-refunded 08/01/10:
	5.250% 08/01/17	1,790,000	1,842,035

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	5.250% 08/01/19	2,035,000	2,094,157
Refunded/Escrowed Total			20,888,425
OTHER TOTAL			67,270,506
RESOURCE RECOVERY — 0.6%
Disposal — 0.6%
VA Arlington County Industrial Development Authority
	Ogden Martin Systems of Union,
	Series 1998 B, AMT,
	Insured: AGMC
	5.250% 01/01/10	1,855,000	1,855,000
Disposal Total			1,855,000
RESOURCE RECOVERY TOTAL			1,855,000
TAX-BACKED — 50.1%
Local Appropriated — 9.8%
VA Arlington County Industrial Development Authority
	Series 2004:
	5.000% 08/01/17	1,205,000	1,352,492
	5.000% 08/01/18	1,205,000	1,305,437
VA Bedford County Economic Development Authority
	Series 2006,
	Insured: NPFGC
	5.000% 05/01/15	1,230,000	1,376,801
VA Fairfax County Economic Development Authority
	Series 2003,
	5.000% 05/15/15	6,260,000	7,121,939
	Series 2005 A,
	5.000% 04/01/19	1,380,000	1,485,736
	Series 2005,
	5.000% 01/15/24	2,315,000	2,464,086
VA Hampton Roads Regional Jail Authority
	Series 2004,
	Insured: NPFGC:
	5.000% 07/01/14	1,750,000	1,924,615
	5.000% 07/01/15	1,685,000	1,818,587
	5.000% 07/01/16	1,930,000	2,052,053
VA Henrico County Economic Development Authority
	Series 2009 B,
	4.500% 08/01/21	1,770,000	1,917,954
VA James City County Economic Development Authority
	Series 2006,
	Insured: AGMC
	5.000% 06/15/23	2,000,000	2,156,680

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
VA Montgomery County Industrial Development Authority
	Series 2008,
	5.000% 02/01/29	1,000,000	1,045,940
VA New Kent County Economic Development Authority
	Series 2006,
	Insured: AGMC:
	5.000% 02/01/15	1,000,000	1,130,300
	5.000% 02/01/21	2,075,000	2,236,850
VA Prince William County Industrial Development Authority
	Series 2005,
	5.250% 02/01/17	1,115,000	1,282,506
	Series 2006 A,
	Insured: AMBAC:
	5.000% 09/01/17	800,000	884,944
	5.000% 09/01/21	1,625,000	1,735,159
Local Appropriated Total			33,292,079
Local General Obligations — 20.0%
VA Arlington County
	Series 1993,
	6.000% 06/01/12	3,285,000	3,697,760
	Series 2006,
	5.000% 08/01/17	4,000,000	4,605,560
VA Hampton
	Series 2004,
	5.000% 02/01/15	1,275,000	1,436,198
	Series 2005 A,
	Insured: FGIC
	5.000% 04/01/18	1,500,000	1,616,460
VA Henrico County
	Series 2008 A,
	5.000% 12/01/21	1,000,000	1,145,750
VA Leesburg
	Series 2006 B,
	Insured: NPFGC
	5.000% 09/15/17	1,145,000	1,318,032
VA Loudoun County
	Series 1998 B,
	5.250% 12/01/15	1,000,000	1,182,380
	Series 2005 A,
	5.000% 07/01/14	4,000,000	4,635,360
	Series 2009 A,
	5.000% 07/01/20	1,660,000	1,934,913
	Series 2009 B,
	4.000% 11/01/14	3,070,000	3,427,870
VA Lynchburg
	Series 2009 A:
	5.000% 08/01/20	525,000	602,123
	5.000% 08/01/21	530,000	602,981

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
VA Manassas Park
	Series 2008,
	Insured: AGMC
	5.000% 01/01/22	1,205,000	1,342,623
VA Newport News
	Series 2005 A,
	5.250% 01/15/23	1,510,000	1,650,898
	Series 2006 B,
	5.250% 02/01/18	3,030,000	3,552,614
	Series 2007 B,
	5.250% 07/01/20	2,000,000	2,363,200
VA Norfolk
	Series 2002 B,
	Insured: AGMC
	5.250% 07/01/11	2,000,000	2,141,480
	Series 2005,
	Insured: NPFGC
	5.000% 03/01/15	5,070,000	5,837,699
VA Pittsylvania County
	Series 2008 B,
	5.500% 02/01/23	1,030,000	1,150,819
VA Portsmouth
	Series 2003,
	Insured: AGMC:
	5.000% 07/01/17	4,385,000	5,002,408
	5.000% 07/01/19	2,060,000	2,219,794
	Series 2006 A,
	Insured: NPFGC
	5.000% 07/01/16	1,000,000	1,137,550
VA Richmond
	Series 2002,
	Insured: AGMC
	5.250% 07/15/11	2,150,000	2,307,316
	Series 2005 A,
	Insured: AGMC
	5.000% 07/15/15	8,840,000	10,236,455
VA Virginia Beach
	Series 2004 B:
	5.000% 05/01/13	1,305,000	1,476,151
	5.000% 05/01/17	1,000,000	1,164,000
Local General Obligations Total			67,788,394
Special Non-Property Tax — 7.7%
IL Metropolitan Pier & Exposition Authority
	Series 2002 B,
	Insured: NPFGC
	5.250% 06/15/11	2,500,000	2,661,950
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/19	2,500,000	2,580,250

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
VA Greater Richmond Convention Center Authority
	Series 2005,
	Insured: NPFGC:
	5.000% 06/15/15	2,480,000	2,717,014
	5.000% 06/15/18	3,800,000	4,017,740
	5.000% 06/15/25	3,000,000	3,068,880
VA Marquis Community Development Authority
	Series 2007,
	5.625% 09/01/18	3,000,000	2,480,310
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,000,000	1,753,980
VA Reynolds Crossing Community Development Authority
	Series 2007,
	5.100% 03/01/21	2,150,000	1,938,634
VA Watkins Centre Community Development Authority
	Series 2007,
	5.400% 03/01/20	2,250,000	2,156,512
VA White Oak Village Shops Virginia Community Development Authority
	Series 2007,
	5.300% 03/01/17	2,900,000	2,855,775
Special Non-Property Tax Total			26,231,045
Special Property Tax — 0.9%
VA Fairfax County Economic Development Authority
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/24	2,865,000	3,030,282
Special Property Tax Total			3,030,282
State Appropriated — 10.1%
VA Biotechnology Research Partnership Authority
	Series 2009,
	5.000% 09/01/20	1,565,000	1,770,907
VA College Building Authority
	Series 2006 A:
	5.000% 09/01/13	2,000,000	2,273,020
	5.000% 09/01/14	2,925,000	3,373,110
	Series 2009 E-1,
	5.000% 02/01/23	1,000,000	1,146,940
VA Public Building Authority
	Series 2005 C,
	5.000% 08/01/14	2,000,000	2,301,620
	Series 2006 A,
	5.000% 08/01/15	4,775,000	5,505,766

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2009 B,
	4.000% 08/01/14	2,000,000	2,213,540
VA Public School Authority
	Series 2004 C,
	5.000% 08/01/16	7,425,000	8,583,226
	Series 2009:
	4.000% 08/01/24	1,000,000	1,018,170
	4.000% 08/01/25	2,560,000	2,589,235
	5.000% 08/01/16	1,000,000	1,155,990
	5.000% 08/01/17	2,000,000	2,313,780
State Appropriated Total			34,245,304
State General Obligations — 1.6%
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,000,000	2,072,020
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	5.500% 07/01/24	3,425,000	3,401,367
State General Obligations Total			5,473,387
TAX-BACKED TOTAL			170,060,491
TRANSPORTATION — 4.1%
Airports — 2.9%
DC Metropolitan Airports Authority
	Series 1998 B, AMT,
	Insured: NPFGC
	5.250% 10/01/10	1,000,000	1,008,560
	Series 2009 C,
	5.000% 10/01/23	3,000,000	3,237,870
	Series 2009:
	5.000% 10/01/21	3,000,000	3,284,970
	Insured: AGO
	(d) 10/01/23	5,000,000	2,354,750
Airports Total			9,886,150
Ports — 0.9%
VA Port Authority
	Series 2003, AMT,
	Insured: NPFGC:
	5.125% 07/01/14	1,360,000	1,471,425
	5.125% 07/01/15	1,430,000	1,525,466
Ports Total			2,996,891

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — 0.3%
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/17	1,000,000	1,107,790
Toll Facilities Total			1,107,790
TRANSPORTATION TOTAL			13,990,831
UTILITIES — 6.8%
Investor Owned — 0.7%
VA Louisa Industrial Development Authority
	Virginia Electric and Power Co.,
	Series 2008,
	5.375% 11/01/35 (12/02/13) (a)(b)	1,000,000	1,129,270
VA York County Economic Development Authority
	Virginia Electric and Power Co.,
	Series 2009 A,
	4.050% 05/01/33 (05/01/14) (a)(b)	1,300,000	1,359,943
Investor Owned Total			2,489,213
Municipal Electric — 0.7%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 JJ,
	Insured: SYNC
	5.375% 07/01/16	1,100,000	1,180,938
	Series 2007 V,
	Insured: FGIC
	5.250% 07/01/24	1,000,000	1,031,830
Municipal Electric Total			2,212,768
Water & Sewer — 5.4%
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/19	1,835,000	2,160,584
VA Hampton Roads Sanitation District
	Series 2007,
	5.000% 04/01/22	1,000,000	1,113,830
	Series 2008,
	5.000% 04/01/24	3,000,000	3,307,440
VA Henrico County Authority
	Water and Sewer System,
	Series 2009 A,
	5.000% 05/01/22	1,030,000	1,175,848
	Series 2009,
	5.000% 05/01/22	1,000,000	1,141,600
VA Newport News Water Authority
	Series 2007,
	Insured: AGMC
	5.000% 06/01/19	1,035,000	1,143,364
VA Richmond Public Utility Authority
	Series 2007,
	Insured: AGMC
	4.500% 01/15/21	1,000,000	1,068,140

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
VA Spotsylvania County
	Series 2007,
	Insured: AGMC
	5.000% 06/01/19	1,030,000	1,154,331
VA Upper Occoquan Sewage Authority
	Series 1995 A,
	Insured: NPFGC
	5.150% 07/01/20	1,295,000	1,501,656
	Series 2003,
	Insured: AGMC
	5.000% 07/01/13	1,640,000	1,857,202
	Series 2005,
	Insured: AGMC
	5.000% 07/01/21	2,640,000	2,871,660
Water & Sewer Total			18,495,655
UTILITIES TOTAL			23,197,636

	Total Municipal Bonds (cost of $311,548,328)		324,158,471

		Shares
Investment Companies — 3.3%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%) (e)(f)	5,839,000	5,839,000
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.120%)	5,416,115	5,416,115

	Total Investment Companies (cost of $11,255,116)		11,255,115

	Total Investments — 98.8% (cost of $322,803,444)(g)(h)		335,413,586

	Other Assets & Liabilities, Net — 1.2%		3,934,355

	Net Assets — 100.0%		339,347,941

11

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$324,158,471	$—	$324,158,471
Total Investment Companies	11,255,115	—	—	11,255,115
Total Investments	$11,255,115	$324,158,471	$—	$335,413,586

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	Zero coupon bond.
(e)	Investments in affiliates during the nine months ended December 31, 2009:

12

Security name: Columbia Tax-Exempt Reserves, Capital Class
(7 day yield of 0.150%)

Shares as of 03/31/09:		7,223,000
Shares purchased:		50,962,027
Shares sold:		(52,346,027)
Shares as of 12/31/09:		5,839,000
Net realized gain (loss):		$—
Dividend income earned:		$14,483
Value at end of period:		$5,839,000

(f)		Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(g)		Cost for federal income tax purposes is $322,803,444.
(h)		Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$15,418,306	$(2,808,164)	$12,610,142

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

13

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 19, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 19, 2010